   As filed with the Securities and Exchange Commission on August 28, 2002.


                                            1933 Act Registration No. 333-14725
                                            1940 Act Registration No. 811-07873
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A


                      REGISTRATION STATEMENT UNDER THE         [_]
                      SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.              [_]

                      Post-Effective Amendment No. _9          [X]

                                 and/or

                      REGISTRATION STATEMENT UNDER THE         [_]
                      INVESTMENT COMPANY ACT OF 1940

                      Amendment No. _9                         [X]


                       (Check appropriate box or boxes)

                               -----------------

                            NUVEEN MUNICIPAL TRUST
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700


            Gifford R. Zimmerman, Esq.              With a copy to:
           Vice President and Secretary             Thomas S. Harman
               333 West Wacker Drive          Morgan, Lewis & Bockius LLP
              Chicago, Illinois 60606         1111 Pennsylvania Avenue, NW
      (Name and Address of Agent for Service)     Washington, DC 20004



It is proposed that this filing will become effective (check appropriate box):

[X]                                                     [_]
   Immediately upon filing pursuant to paragraph (b)       on (date) pursuant to paragraph (a)(1)
[_]                                                     [_]
   on                  pursuant to paragraph (b)           75 days after filing pursuant to paragraph (a)(2)
[_]                                                     [_]
   60 days after filing pursuant to paragraph (a)(1)       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[_]
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                                                     NUVEEN
                                                                     Investments

Municipal Bond Funds

                           PROSPECTUS AUGUST 28, 2002

Dependable, tax-free income to help you keep more of what you earn.



                              [PHOTO APPEARS HERE]




High Yield
All-American
Insured
Intermediate Duration
Limited Term

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                   1
.................................................................................
Nuveen High Yield Municipal Bond Fund                                          2
.................................................................................
Nuveen All-American Municipal Bond Fund                                        4
.................................................................................
Nuveen Insured Municipal Bond Fund                                             6
.................................................................................
Nuveen Intermediate Duration Municipal Bond Fund                               8
.................................................................................
Nuveen Limited Term Municipal Bond Fund                                       10
.................................................................................


Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                         12
.................................................................................
What Securities We Invest In                                                  13
.................................................................................
How We Select Investments                                                     16
.................................................................................
What the Risks Are                                                            16
.................................................................................
How We Manage Risk                                                            17
.................................................................................


Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   18
.................................................................................
How to Reduce Your Sales Charge                                               20
.................................................................................
How to Buy Shares                                                             20
.................................................................................
Systematic Investing                                                          21
.................................................................................
Systematic Withdrawal                                                         22
.................................................................................
Special Services                                                              23
.................................................................................
How to Sell Shares                                                            23
.................................................................................


Section 4  General Information

This section summarizes the funds' distribution policies and other general information.

Dividends, Distributions and Taxes                                            25
.................................................................................
Distribution and Service Plans                                                26
.................................................................................
Net Asset Value                                                               27
.................................................................................
Fund Service Providers                                                        27
.................................................................................


Section 5  Financial Highlights

This section provides the funds' financial performance
for the past five years.                                                      28
.................................................................................

We have used the icons below throughout this propectus to make it easy for you to find the type of information you need.

[BLOCKS]      Investment Strategy

[CAUTION]     Risks

[DOLLAR SIGN] Fees, Charges and Expenses

[SCROLL]      Shareholder Inquiries

[CHART]       Performance and Current Portfolio Information

                                                                August 28, 2002


Section 1  The Funds

               Nuveen High Yield Municipal Bond Fund
               Nuveen All-American Municipal Bond Fund
               Nuveen Insured Municipal Bond Fund
               Nuveen Intermediate Duration Municipal Bond Fund
               Nuveen Limited Term Municipal Bond Fund


                                                 [GRAPHIC]

                       INTRODUCTION

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.




 NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE       NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN HIGH YIELD MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objectives

The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund's primary objective.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. Under normal circumstances, the adviser invests at least 65% of the fund's net assets in medium- to low-quality bonds (BBB/Baa or lower) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the fund's investment adviser. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.


The fund's investment adviser uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?

An investment in the fund is subject to credit risk, interest rate risk and diversification risk. Credit risk is the risk that a municipal bond issuer will default or be unable to pay principal and interest. Because the fund invests in lower rated municipal bonds, commonly referred to as "high yield," "high risk" or "junk" bonds, which are considered to be speculative, the credit risk is heightened for the fund. Interest rate risk is the risk that interest rates will rise, causing municipal bond prices to fall. Interest rate risk may be increased by the fund's investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments. As a "non-diversified" fund, the fund may invest more of its assets in a single issuer than a "diversified" fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be appropriate for you if you are seeking to:
.. Earn regular monthly tax-free dividends; or .. Increase your after-tax income potential and are willing to accept a greater degree of risk.

You should not invest in this fund if you seek to:
..  Avoid fluctuations in share price;
.. Avoid the risks associated with low-quality municipal bonds; or .. Invest through an IRA or 401(k) plan

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past two years as well as annualized fund and index returns for the one-year and since inception periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past two years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


Total Returns/1/

                                    [CHART]

                        Class A Annual Returns
                               2000 7.2%
                              2001 11.3%

Section 1  The Funds

During the two-year period ended December 31, 2001, the highest and lowest quarterly returns were 3.63% and .47%, respectively, for the quarters ended 06/30/01 and 6/30/00. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2001
               Class Returns Before Taxes 1 Year    Since Inception
               -------------------------------------------------------
                Class A (Offer)            6.63%         3.43%
                Class B                    6.42%         2.95%
                Class C                   10.68%         4.62%
                Class R                   11.51%         5.39%
               -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           6.63%         3.43%
                 After Taxes on
                   Distributions and
                   Sale of Shares          6.54%         3.85%
               -------------------------------------------------------
                Lehman Brothers High
                  Yield Municipal Bond
                  Index/2/                 6.93%         5.60%
                Lipper Peer Group/3/       4.37%         2.22%



What are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. The Class A year-to-date return on net asset value as of 6/30/02 was 6.03%.

 2. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa.
 3. Peer Group returns reflect the performance of the Lipper High Yield Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper High Yield Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11/


Paid From Fund Assets


             Share Class                      A     B     C    R
             -----------------------------------------------------
             Management Fees                 .60%  .60%  .60% .60%
             12b-1 Distribution and Service
             Fees                            .20%  .95%  .75%  --%
             Other Expenses                  .29%  .29%  .29% .29%
             Total Annual Fund Operating
             Expenses--Gross+               1.09% 1.84% 1.64% .89%



           +After Expense Reimbursements
           Expense Reimbursement         (.01%) (.01%) (.01%) (.02%)
           Total Annual Fund Operating
           Expenses--Net                 1.08%  1.83%  1.63%   .87%




The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                          Redemption                 No Redemption
      Share Class   A      B      C      R      A      B      C      R
      -------------------------------------------------------------------
       1 Year     $  526 $  587 $  167 $   91 $  526 $  187 $  167 $   91

       3 Years    $  752 $  879 $  517 $  284 $  752 $  579 $  517 $  284
       5 Years    $  996 $1,095 $  892 $  493 $  996 $  995 $  892 $  493
       10 Years   $1,693 $1,962 $1,944 $1,096 $1,693 $1,962 $1,944 $1,096



 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase bear a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth, and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1/



                                    [CHART]

                             Class A Annual Returns

                                   1992 10.5
                                   1993 14.4
                                   1994 -5.9
                                   1995 17.5
                                   1996  4.8
                                   1997 10.8
                                   1998  5.9
                                   1999 -5.3
                                   2000  9.8
                                   2001  5.3

Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 6.84% and -5.54%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)             .90%     4.25%     6.08%
                Class B                     .41%     4.20%     6.02%
                Class C                    4.63%     4.56%     5.94%
                Class R                    5.48%     5.36%     6.64%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions            .90%     4.20%     5.94%
                 After Taxes on
                   Distributions and
                   Sale of Shares          2.56%     4.43%     5.97%
                -------------------------------------------------------
                Lehman Brothers Municipal
                  Bond Index/2/            5.13%     5.98%     6.63%
                Lipper Peer Group/3/       4.15%     5.10%     6.01%


What are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 4.32%.



 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11/


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .49%  .49%  .49% .49%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .12%  .12%  .12% .11%
           Total Annual Fund Operating
           Expenses--Gross+                    .81% 1.56% 1.36% .60%



            +After Expense Reimbursements
            Expense Reimbursement         (.01%) (.01%) (.01%)  --%
            Total Annual Fund Operating
            Expenses--Net                  .80%  1.55%  1.35%  .60%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  499 $  559 $  138 $ 61 $  499 $  159 $  138 $ 61
         3 Years    $  668 $  793 $  431 $192 $  668 $  493 $  431 $192
         5 Years    $  851 $  950 $  745 $335 $  851 $  850 $  745 $335
         10 Years   $1,380 $1,655 $1,635 $750 $1,380 $1,655 $1,635 $750




 3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN INSURED MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1/



                                    [CHART]


                             Class A Annual Returns
                                   1992  9.4%
                                   1993 13.2%
                                   1994 -6.4%
                                   1995 19.0%
                                   1996  3.2%
                                   1997  8.3%
                                   1998  5.7%
                                   1999 -3.5%
                                   2000 10.5%
                                   2001  4.5%

Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 7.71% and -6.39%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)             .15%     4.10%     5.69%
                Class B                    -.31%     4.06%     5.51%
                Class C                    3.91%     4.43%     5.40%
                Class R                    4.70%     5.22%     6.36%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions            .14%     4.05%     5.61%
                 After Taxes on
                   Distributions and Sale
                   of Shares               2.00%     4.25%     5.59%
                -------------------------------------------------------
                Lehman Brothers Municipal
                  Bond Index/2/            5.13%     5.98%     6.63%
                Lipper Peer Group/3/       4.10%     5.13%     5.93%


What are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.61%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.



 Annual Fund Operating Expenses/11/


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .48%  .48%  .48% .48%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .16%  .16%  .16% .16%
           Total Annual Fund Operating
           Expenses                            .84% 1.59% 1.39% .64%




The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  502 $  562 $  142 $ 65 $  502 $  162 $  142 $ 65
         3 Years    $  677 $  802 $  440 $205 $  677 $  502 $  440 $205
         5 Years    $  866 $  966 $  761 $357 $  866 $  866 $  761 $357
         10 Years   $1,414 $1,688 $1,669 $798 $1,414 $1,688 $1,669 $798





 3. Peer Group returns represent the performance of the Lipper National Insured Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Insured Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and ten years. The adviser intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1/


                                    [CHART]

                             Class A Annual Returns

                                   1992  8.2%
                                   1993  8.3%
                                   1994 -2.1%
                                   1995 15.0%
                                   1996  4.0%
                                   1997  8.9%
                                   1998  6.0%
                                   1999 -3.4%
                                   2000 10.3%
                                   2001  4.8%

Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 5.60% and -3.20%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            1.61%     4.53%     5.53%
                Class B                     .11%     4.27%     5.26%
                Class C                    4.19%     4.58%     5.17%
                Class R                    4.98%     5.40%     6.10%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           1.57%     4.48%     5.39%
                 After Taxes on
                   Distributions and Sale
                   of Shares               2.90%     4.59%     5.41%
                -------------------------------------------------------
                Lehman Brothers 7-year
                  Municipal Bond Index/2/  5.19%     5.56%     6.12%
                Lipper Peer Group/3/       4.15%     5.10%     6.01%



What are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


 Shareholder Transaction Expenses/4/



Paid Directly From Your Investment


            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 3.00%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None



 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.19%.



 2. The Lehman Brothers 7-year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.



 Annual Fund Operating Expenses/11/



Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .45%  .45%  .45% .45%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .15%  .15%  .15% .15%
           Total Annual Fund Operating
           Expenses--Gross+                    .80% 1.55% 1.35% .60%




           +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                .79%  1.54%  1.34%   .59%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  379 $  558 $  137 $ 61 $  379 $  158 $  137 $ 61
         3 Years    $  548 $  790 $  428 $192 $  548 $  490 $  428 $192
         5 Years    $  731 $  945 $  739 $335 $  731 $  845 $  739 $335
         10 Years   $1,260 $1,643 $1,624 $750 $1,260 $1,643 $1,624 $750





 3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.


 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."


 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."


 7. As a percentage of the lesser of purchase price or redemption proceeds.


 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."


 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.


10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.


11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


                                                           Section 1  The Funds

                                    [GRAPHIC]

NUVEEN LIMITED TERM MUNICIPAL BOND FUND


Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1/


                                    [CHART]


                             Class A Annual Returns

                                   1992  8.7%
                                   1993  9.1%
                                   1994 -1.9%
                                   1995 10.3%
                                   1996  4.1%
                                   1997  6.9%
                                   1998  5.0%
                                   1999 -0.2%
                                   2000  6.2%
                                   2001  5.4%

Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 3.47% and -2.34%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            2.79%     4.09%     5.02%
                Class C                    5.07%     4.24%     4.94%
                Class R                    5.66%     4.78%     5.37%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           2.79%     4.09%     5.01%
                 After Taxes on
                   Distributions and Sale
                   of Shares               3.52%     4.19%     5.00%
                -------------------------------------------------------
                Lehman Brothers 5-year
                  Municipal Bond Index/2/  6.19%     5.35%     5.72%
                Lipper Peer Group/3/       4.84%     4.22%     4.88%


What are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

             Share Class                        A        C    R/5/
             -----------------------------------------------------
             Maximum Sales Charge Imposed on
             Purchases                       2.50%/6/ None    None
             Maximum Sales Charge Imposed on
             Reinvested Dividends             None    None    None
             Exchange Fees                    None    None    None
             Deferred Sales Charge/7/         None/8/   1%/9/ None


 1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.49%.

 2. The Lehman Brothers 5-year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds



 Annual Fund Operating Expenses/10/


Paid From Fund Assets


              Share Class                          A     C    R
              ---------------------------------------------------
              Management Fees                     .43%  .43% .43%
              12b-1 Distribution and Service Fees .20%  .55%  --%
              Other Expenses                      .12%  .11% .09%
              Total Annual Fund Operating
              Expenses--Gross+                    .75% 1.09% .52%



               +After Expense Reimbursements
               Expense Reimbursements        (.02%) (.01%) (.01%)
               Total Annual Fund Operating
               Expenses--Net                  .73%  1.08%   .51%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                               Redemption       No Redemption
               Share Class   A      C     R     A      C     R
               -------------------------------------------------
               1 Year      $  325 $  111 $ 53 $  325 $  111 $ 53
               3 Years     $  484 $  347 $167 $  484 $  347 $167
               5 Years     $  657 $  601 $291 $  657 $  601 $291
               10 Years    $1,157 $1,329 $653 $1,157 $1,329 $653


 3. Peer Group returns represent the average annualized returns of the funds in the Lipper National Short Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS

                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.


                       The NIM advisers are wholly owned subsidiaries of The John Nuveen Company. Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $74.7 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.




                       John V. Miller is the portfolio manager for the High Yield Fund. Mr. Miller, a Charted Financial Analyst, has been a research analyst with Nuveen Advisory since 1996, and has maintained a focus on high yield credits in the utility and industrial development bond sectors. Mr. Miller was promoted to Assistant Vice President of Nuveen in 2000. He was previously an analyst with C.W. Henderson & Asso., a municipal bond manager for private accounts.



                       Richard Huber is the portfolio manager for the All-American Fund and the Limited Term Fund. Mr. Huber has managed the funds since 1995. Since 1987, he had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. He currently manages investments for twelve Nuveen-sponsored investment companies.


                       Steven J. Krupa is the portfolio manager for the Insured Fund. Mr. Krupa has managed the fund since 1994 and has been a Vice President of Nuveen Advisory since 1990, and currently manages investments for nine Nuveen-sponsored investment companies.


Section 2  How We Manage Your Money

                       Thomas C. Spalding, a Chartered Financial Analyst, is the portfolio manager for the Intermediate Duration Fund. Mr. Spalding has managed the fund since 1978 and has been a Vice President of Nuveen Advisory and Nuveen Institutional Advisory Corp. He currently manages investments for fourteen Nuveen-sponsored investment companies.


                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:


             Nuveen High Yield Municipal Bond Fund            .60%
             Nuveen All-American Municipal Bond Fund          .49%
             Nuveen Insured Municipal Bond Fund               .48%
             Nuveen Intermediate Duration Municipal Bond Fund .45%
             Nuveen Limited Term Municipal Bond Fund          .43%



                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.


                                            Section 2  How We Manage Your Money

                       Credit Quality


                       The All-American, Insured, Intermediate Duration and Limited Term Funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by Nuveen Advisory. Each of these funds, except the Insured Fund, will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Fund will invest at least 80% of its net assets in insured municipal bonds.


                       High Yield Fund. Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies, or if unrated, judged by Nuveen Advisory to be of comparable quality. The High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. "Defaulted" means that the bond's issuer has not paid principal or interest on time. Municipal bonds that are rated below investment grade (BB/Ba or lower) are commonly known as "high yield," "high risk" or "junk" bonds. They typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

                       The High Yield Fund may invest in higher quality municipal bonds (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The High Yield Fund may do this as a temporary defensive measure, in response to unusual market conditions, when there is a lack of acceptable lower rated bonds or at times when yield spreads do not justify the increased risks of investing in lower rated bonds. If the High Yield Fund invests in higher quality municipal bonds, it may not be able to achieve its investment objectives.

                       Portfolio Maturity and Duration

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The High Yield, Insured and All-American Funds are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.

                       The Intermediate Duration Fund maintains a weighted average portfolio duration of 3 to 10 years. Maturity measures the time until a bond makes its final payment. Duration measures the bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates. The adviser intends to maintain the Intermediate Duration Fund's duration within a defined range (currently between 4.5 and 7 years) over time in order to be classified as an intermediate fund.

                       Inverse Floating Rate Securities

                       Each fund may invest up to 15% of its total assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which therefore are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and
                       (2) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond


Section 2  How We Manage Your Money
                       because of the leveraged nature of the investment. These securities generally are illiquid. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.


                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. Also, the High Yield Fund may invest up to 15% of its assets in forwards that do not serve to replace a specific bond.


                       Insurance (Insured Fund)


                       The Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the Insured Fund will invest at least 80% of its assets in insured municipal bonds. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by the fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.


                       Portfolio insurance policies are effective only so long as the Insured Fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies may include MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc. and Financial Guaranty Insurance Company. The Insured Fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.


                       The Insured Fund can invest up to 20% of its net assets in uninsured municipal bonds that are rated investment grade or are non-rated but judged to be investment grade by Nuveen Advisory. Certain such bonds may be backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.


                       Short-Term Investments


                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term,



                                            Section 2  How We Manage Your Money
                       high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.



                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions. Credit risk is higher for the High Yield Fund because it invests in lower-rated municipal bonds.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.


Section 2  How We Manage Your Money

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objectives, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

                       The Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        .  10% in borrowings (33% if used to meet redemptions).

                        . 5% in securities of any one issuer (except U.S. Government securities or for 25% of its assets). This limitation does not apply to the High Yield Fund.

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


                                            Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER
                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the High Yield, All-American and Insured Funds is as follows:


                                                                              Authorized Dealer
                                 Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase               Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                       4.20%                4.38%                  3.70%
 $50,000 but less than $100,000          4.00%                4.18%                  3.50%
 $100,000 but less than
 $250,000                                3.50%                3.63%                  3.00%
 $250,000 but less than
 $500,000                                2.50%                2.56%                  2.00%
 $500,000 but less than
 $1,000,000                              2.00%                2.04%                  1.50%
 $1,000,000 and over                     --/1/                   --               1.00%/1/

The up-front Class A sales charge for the Intermediate Duration Fund is as follows:

                                                                              Authorized Dealer
                                 Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase               Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                       3.00%                3.09%                  2.50%
 $50,000 but less than $100,000          2.50%                2.56%                  2.00%
 $100,000 but less than
 $250,000                                2.00%                2.04%                  1.50%
 $250,000 but less than
 $500,000                                1.50%                1.52%                  1.25%
 $500,000 but less than
 $1,000,000                              1.25%                1.27%                  1.00%
 $1,000,000 and over                     --/1/                   --               0.75%/1/

Section 3  How You Can Buy and Sell Shares

The up-front Class A sales charge for the Limited Term Fund is as follows:



                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          2.50%                2.56%                  2.00%
 $50,000 but less than $100,000             2.00%                2.04%                  1.60%
 $100,000 but less than $250,000            1.50%                1.52%                  1.20%
 $250,000 but less than $500,000            1.25%                1.27%                  1.00%
 $500,000 but less than $1,000,000          0.75%                0.76%                  0.60%
 $1,000,000 and over                        --/1/                   --               0.50%/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Duration Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Limited Term Fund does not currently offer Class B shares.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

                                                                     Over
                       Years Since Purchase  0-1 1-2 2-3 3-4 4-5 5-6  6
                       CDSC                  5%  4%  4%  3%  2%  1%  None

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% (.55% for the Limited Term Fund) of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% (.35% for the Limited Term Fund) distribution fee reimburses Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge       Class R Eligibility
Reductions               Waivers                    .Certain employees and
.. Rights of accumulation .Nuveen Defined              directors of Nuveen or
.. Letter of intent         Portfolio or Exchange-     employees of authorized
.. Group purchase           Traded Fund                dealers
                           reinvestment             .Bank trust departments
                         .Certain employees
                           and directors of
                           Nuveen or employees
                           of authorized dealers
                         .Bank trust
                           departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are

Section 3  How You Can Buy and Sell Shares
                       paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. No third party checks will be accepted.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or by exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                                     Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                       [Chart showing effect of systematic investing
                        and dividend reinvestment]



                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares


                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.


                       The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the

                                     Section 3  How You Can Buy and Sell Shares
                       reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.



                                    [GRAPHIC]


An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.

                                    [GRAPHIC]


An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds, the regular monthly dividends you receive will generally be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. These distributions may also be subject to state and local tax. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. For tax purposes, an exchange of fund shares for shares of a different Nuveen Fund is treated the same as a sale.


                                                 Section 4  General Information

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields


                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                     -------------------------------------------------------
                      27%          4.11%          5.48%    6.85%    8.22%
                      30%          4.29%          5.71%    7.14%    8.57%
                      35%          4.62%          6.15%    7.69%    9.23%
                      38.6%        4.89%          6.51%    8.14%    9.77%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the funds is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                 Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years or since the commencement of operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended April 30, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen, LLP ("Arthur Andersen"), which resigned as independent accountants for the funds on May 15, 2002. Arthur Andersen's report for the funds' financial statements and financial highlights for the year ended April 30, 2001 and the periods prior did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope, or accounting principles. In addition, there have not been any disagreements with Arthur Andersen during the funds' most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The funds' Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.


Nuveen High Yield Municipal Bond Fund



Class
(Inception               Investment Operations         Less Distributions                                Ratios/Supplemental Data
Date)                ----------------------------  --------------------------                    ------- -----------------------
                                                                                                                        Ratio of
                                       Net                                                                                   Net
                                 Realized/                                                                 Ratio of   Investment
                                Unrealized                                     Ending             Ending   Expenses    Income to
           Beginning        Net Investment                Net                     Net                Net to Average      Average
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total   Assets        Net          Net
April 30,      Value     Income     (Loss)   Total     Income    Gains   Total  Value Return(a)    (000)  Assets(b)    Assets(b)
----------------------------------------------------------------------------------------------------------------------------------

Class A (6/99)
  2002(d)     $18.93      $1.33     $  .84  $2.17      $(1.22)     $-- $(1.22) $19.88     11.73% $33,911       1.09%        6.76%
  2001         18.60       1.19        .34   1.53       (1.20)      --  (1.20)  18.93      8.52   14,899       1.22         6.36
  2000(c)      20.00       1.06      (1.61)  (.55)       (.85)      --   (.85)  18.60     (2.69)   5,291        .77*        6.22*

Class B (6/99)
  2002(d)      18.91       1.19        .85   2.04       (1.08)      --  (1.08)  19.87     10.97   28,691       1.84         6.02
  2001         18.58       1.06        .33   1.39       (1.06)      --  (1.06)  18.91      7.70   10,958       1.97         5.63
  2000(c)      20.00        .93      (1.61)  (.68)       (.74)      --   (.74)  18.58     (3.36)   2,465       1.51*        5.42*

Class C (6/99)
  2002(d)      18.93       1.22        .85   2.07       (1.12)      --  (1.12)  19.88     11.13   13,485       1.64         6.19
  2001         18.59       1.09        .35   1.44       (1.10)      --  (1.10)  18.93      7.96    4,675       1.78         5.81
  2000(c)      20.00        .96      (1.60)  (.64)       (.77)      --   (.77)  18.59     (3.16)   1,694       1.31*        5.62*

Class R (6/99)
  2002(d)      18.94       1.37        .84   2.21       (1.26)      --  (1.26)  19.89     11.96    7,096        .89         6.94
  2001         18.61       1.20        .37   1.57       (1.24)      --  (1.24)  18.94      8.72    2,845       1.09         6.43
  2000(c)      20.00       1.05      (1.56)  (.51)       (.88)      --   (.88)  18.61     (2.50)   5,249        .57*        6.11*
----------------------------------------------------------------------------------------------------------------------------------


Class
(Inception
Date)      ---------




           Portfolio
Year Ended  Turnover
April 30,       Rate
---------------------

Class A (6/99)
  2002(d)         21%
  2001            11
  2000(c)         56

Class B (6/99)
  2002(d)         21
  2001            11
  2000(c)         56

Class C (6/99)
  2002(d)         21
  2001            11
  2000(c)         56

Class R (6/99)
  2002(d)         21
  2001            11
  2000(c)         56
---------------------


*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are 1.08%, 1.83%, 1.63% and .87% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 6.78%, 6.03%, 6.21% and 6.95% for classes A, B, C and R, respectively.

(c) For the period June 7, 1999 (commencement of operations) through April 30, 2000.

(d) As required, effective May 1, 2001, the Fund has adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended April 30, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share of $.10 for each class. This change also increased each of the ratios of net investment income to average net assets by .49% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


Section 5  Financial Highlights

Nuveen All-American Municipal Bond Fund




Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    --------

                                       Net
                                 Realized/
                                Unrealized                                     Ending              Ending
           Beginning        Net Investment                Net                     Net                 Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total    Assets
April 30,      Value     Income     (Loss)   Total     Income    Gains   Total  Value Return(a)     (000)
----------------------------------------------------------------------------------------------------------

Class A (10/88)
  2002(c)     $10.70       $.59     $  .11  $ .70       $(.57)   $  --  $(.57) $10.83      6.61% $232,260
  2001         10.33        .57        .36    .93        (.56)      --   (.56)  10.70      9.23   246,468
  2000         11.43        .56      (1.08)  (.52)       (.56)    (.02)  (.58)  10.33     (4.48)  259,004
  1999         11.32        .57        .12    .69        (.57)    (.01)  (.58)  11.43      6.23   312,238
  1998         10.90        .60        .51   1.11        (.60)    (.09)  (.69)  11.32     10.32   236,691

Class B (2/97)
  2002(c)      10.71        .51        .10    .61        (.48)      --   (.48)  10.84      5.79    43,402
  2001         10.34        .49        .36    .85        (.48)      --   (.48)  10.71      8.41    37,370
  2000         11.44        .49      (1.09)  (.60)       (.48)    (.02)  (.50)  10.34     (5.21)   32,536
  1999         11.33        .49        .12    .61        (.49)    (.01)  (.50)  11.44      5.46    31,804
  1998         10.91        .51        .51   1.02        (.51)    (.09)  (.60)  11.33      9.51     8,706

Class C (6/93)
  2002(c)      10.69        .53        .10    .63        (.50)      --   (.50)  10.82      6.01    68,617
  2001         10.32        .51        .36    .87        (.50)      --   (.50)  10.69      8.63    68,025
  2000         11.42        .51      (1.09)  (.58)       (.50)    (.02)  (.52)  10.32     (5.02)   67,577
  1999         11.31        .51        .12    .63        (.51)    (.01)  (.52)  11.42      5.69    80,036
  1998         10.89        .53        .52   1.05        (.54)    (.09)  (.63)  11.31      9.75    62,336

Class R (2/97)
  2002(c)      10.71        .61        .12    .73        (.59)      --   (.59)  10.85      6.88     4,449
  2001         10.34        .59        .36    .95        (.58)      --   (.58)  10.71      9.41     2,546
  2000         11.44        .59      (1.08)  (.49)       (.59)    (.02)  (.61)  10.34     (4.29)    3,111
  1999         11.32        .60        .13    .73        (.60)    (.01)  (.61)  11.44      6.54     2,737
  1998         10.91        .61        .51   1.12        (.62)    (.09)  (.71)  11.32     10.45     4,510
----------------------------------------------------------------------------------------------------------


Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(b)    Assets(b)       Rate
----------------------------------------------

Class A (10/88)
  2002(c)         .81%        5.40%        29%
  2001            .87         5.33         27
  2000            .84         5.29         53
  1999            .81         4.98         10
  1998            .81         5.27         20

Class B (2/97)
  2002(c)        1.56         4.65         29
  2001           1.62         4.59         27
  2000           1.59         4.54         53
  1999           1.54         4.23         10
  1998           1.56         4.47         20

Class C (6/93)
  2002(c)        1.36         4.85         29
  2001           1.42         4.78         27
  2000           1.39         4.73         53
  1999           1.36         4.43         10
  1998           1.36         4.72         20

Class R (2/97)
  2002(c)         .60         5.62         29
  2001            .67         5.54         27
  2000            .64         5.50         53
  1999            .61         5.17         10
  1998            .61         5.42         20
----------------------------------------------




(a)Total returns are calculated on net asset value without any sales charge, and are not annualized.

(b)After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .80%, 1.55%, 1.35% and .60% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 5.40%, 4.66%, 4.86% and 5.62% for classes A, B, C and R, respectively.


(c) As required, effective May 1, 2001, the Fund has adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended April 30, 2002, was to increase each of the ratios of net investment income to average net assets by .03% for each class. This change had no impact on the net investment income per share nor the net realized/unrealized investment gain (loss) per share. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.




                                                Section 5  Financial Highlights

Nuveen Insured Municipal Bond Fund



Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    --------

                                       Net
                                 Realized/
                                Unrealized                                     Ending              Ending
           Beginning        Net Investment                Net                     Net                 Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total    Assets
April 30,      Value     Income     (Loss)   Total     Income    Gains   Total  Value Return(a)     (000)
----------------------------------------------------------------------------------------------------------

Class A (9/94)
  2002(c)     $10.71       $.53      $ .08  $ .61       $(.54)   $  --  $(.54) $10.78      5.75% $142,345
  2001         10.35        .54        .36    .90        (.54)      --   (.54)  10.71      8.86   120,700
  2000         11.16        .54       (.79)  (.25)       (.54)    (.02)  (.56)  10.35     (2.19)  109,729
  1999         11.03        .54        .16    .70        (.54)    (.03)  (.57)  11.16      6.43   109,986
  1998         10.66        .54        .41    .95        (.55)    (.03)  (.58)  11.03      9.05    90,459

Class B (2/97)
  2002(c)      10.72        .45        .07    .52        (.46)      --   (.46)  10.78      4.87    30,529
  2001         10.35        .46        .37    .83        (.46)      --   (.46)  10.72      8.17    24,161
  2000         11.16        .46       (.79)  (.33)       (.46)    (.02)  (.48)  10.35     (2.94)   17,035
  1999         11.03        .45        .16    .61        (.45)    (.03)  (.48)  11.16      5.63    13,602
  1998         10.67        .46        .39    .85        (.46)    (.03)  (.49)  11.03      8.14     4,992

Class C (9/94)
  2002(c)      10.63        .46        .07    .53        (.47)      --   (.47)  10.69      5.05    21,871
  2001         10.26        .48        .36    .84        (.47)      --   (.47)  10.63      8.36    14,858
  2000         11.05        .47       (.77)  (.30)       (.47)    (.02)  (.49)  10.26     (2.64)   10,990
  1999         10.92        .47        .16    .63        (.47)    (.03)  (.50)  11.05      5.86    10,947
  1998         10.56        .48        .39    .87        (.48)    (.03)  (.51)  10.92      8.39     8,037

Class R (12/86)
  2002(c)      10.68        .55        .06    .61        (.55)      --   (.55)  10.74      5.84   653,220
  2001         10.31        .56        .37    .93        (.56)      --   (.56)  10.68      9.18   640,759
  2000         11.11        .56       (.78)  (.22)       (.56)    (.02)  (.58)  10.31     (1.94)  636,872
  1999         10.98        .56        .15    .71        (.55)    (.03)  (.58)  11.11      6.62   726,228
  1998         10.62        .56        .39    .95        (.56)    (.03)  (.59)  10.98      9.17   727,068
----------------------------------------------------------------------------------------------------------


Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(b)    Assets(b)       Rate
----------------------------------------------

Class A (9/94)
  2002(c)         .84%        4.86%        35%
  2001            .83         5.10         20
  2000            .83         5.09         44
  1999            .82         4.80         13
  1998            .86         4.91         40

Class B (2/97)
  2002(c)        1.59         4.11         35
  2001           1.58         4.35         20
  2000           1.59         4.35         44
  1999           1.56         4.05         13
  1998           1.61         4.14         40

Class C (9/94)
  2002(c)        1.39         4.31         35
  2001           1.38         4.55         20
  2000           1.38         4.54         44
  1999           1.36         4.25         13
  1998           1.41         4.36         40

Class R (12/86)
  2002(c)         .64         5.06         35
  2001            .63         5.30         20
  2000            .63         5.28         44
  1999            .62         5.00         13
  1998            .66         5.12         40
----------------------------------------------




(a)Total returns are calculated on net asset value without any sales charge and are not annualized.

(b)After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .84%, 1.59%, 1.39% and .64% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.87%, 4.12%, 4.32% and 5.07% for classes A, B, C and R, respectively.




(c)As required, effective May 1, 2001, the Fund has adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended April 30, 2002, was to increase each of the ratios of net investment income to average net assets by .02% for each class. This change had no impact on the net investment income per share nor the net realized/unrealized investment gain (loss) per share. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


Section 5  Financial Highlights

Nuveen Intermediate Duration Municipal Bond Fund



Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    ----------

                                       Net
                                 Realized/
                                Unrealized                                     Ending                Ending
           Beginning        Net Investment                Net                     Net                   Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total      Assets
April 30,      Value     Income     (Loss)   Total     Income    Gains   Total  Value Return(a)       (000)
------------------------------------------------------------------------------------------------------------

Class A (6/95)
  2002(c)      $9.23       $.45      $ .05  $ .50       $(.45)   $(.01) $(.46)  $9.27      5.54% $  258,363
  2001          8.91        .45        .33    .78        (.45)    (.01)  (.46)   9.23      8.99     192,021
  2000          9.57        .45       (.65)  (.20)       (.45)    (.01)  (.46)   8.91     (2.02)    116,621
  1999          9.46        .45        .13    .58        (.45)    (.02)  (.47)   9.57      6.28     120,418
  1998          9.14        .46        .35    .81        (.46)    (.03)  (.49)   9.46      9.00      97,029

Class B (2/97)
  2002(c)       9.23        .38        .05    .43        (.38)    (.01)  (.39)   9.27      4.73      18,837
  2001          8.91        .38        .34    .72        (.39)    (.01)  (.40)   9.23      8.19      12,912
  2000          9.57        .39       (.66)  (.27)       (.38)    (.01)  (.39)   8.91     (2.78)     11,560
  1999          9.46        .38        .13    .51        (.38)    (.02)  (.40)   9.57      5.49      10,086
  1998          9.15        .38        .35    .73        (.39)    (.03)  (.42)   9.46      8.09       4,136

Class C (6/95)
  2002(c)       9.22        .40        .06    .46        (.40)    (.01)  (.41)   9.27      5.05      31,690
  2001          8.90        .40        .33    .73        (.40)    (.01)  (.41)   9.22      8.36      18,421
  2000          9.57        .40       (.66)  (.26)       (.40)    (.01)  (.41)   8.90     (2.71)      6,920
  1999          9.44        .40        .15    .55        (.40)    (.02)  (.42)   9.57      5.91       7,191
  1998          9.14        .40        .34    .74        (.41)    (.03)  (.44)   9.44      8.20       4,886

Class R (11/76)
  2002(c)       9.24        .47        .05    .52        (.47)    (.01)  (.48)   9.28      5.74   2,550,022
  2001          8.91        .47        .34    .81        (.47)    (.01)  (.48)   9.24      9.32   2,531,085
  2000          9.58        .47       (.66)  (.19)       (.47)    (.01)  (.48)   8.91     (1.93)  2,495,259
  1999          9.46        .47        .14    .61        (.47)    (.02)  (.49)   9.58      6.59   2,834,016
  1998          9.15        .48        .34    .82        (.48)    (.03)  (.51)   9.46      9.09   2,818,442
------------------------------------------------------------------------------------------------------------


Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(b)    Assets(b)       Rate
----------------------------------------------

Class A (6/95)
  2002(c)         .80%        4.83%        15%
  2001            .79         4.90          9*
  2000            .80         5.01         13
  1999            .77         4.71         12
  1998            .80         4.83         10

Class B (2/97)
  2002(c)        1.55         4.08         15
  2001           1.54         4.15          9*
  2000           1.55         4.27         13
  1999           1.52         3.96         12
  1998           1.56         4.05         10

Class C (6/95)
  2002(c)        1.35         4.28         15
  2001           1.34         4.35          9*
  2000           1.35         4.47         13
  1999           1.32         4.15         12
  1998           1.35         4.29         10

Class R (11/76)
  2002(c)         .60         5.03         15
  2001            .59         5.11          9*
  2000            .59         5.21         13
  1999            .57         4.90         12
  1998            .60         5.04         10
----------------------------------------------





* The cost of securities acquired in the acquisition of the Nuveen Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.

(a)Total returns are calculated on net asset value without any sales charge and are not annualized.

(b)After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .79%, 1.54%, 1.34% and .59% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.83%, 4.09%, 4.28% and 5.03% for classes A, B, C and R, respectively.


(c)As required, effective May 1, 2001, the Fund has adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended April 30, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share of $.01 for each class. This change also increased each of the ratios of net investment income to average net assets by .10% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.




                                                Section 5  Financial Highlights

Nuveen Limited Term Municipal Bond Fund




Class
(Inception               Investment Operations         Less Distributions                                Ratios/Supplemental Data
Date)                ----------------------------  -------------------------                    -------- -----------------------
                                                                                                                        Ratio of
                                       Net                                                                                   Net
                                 Realized/                                                                 Ratio of   Investment
                                Unrealized                                    Ending              Ending   Expenses    Income to
           Beginning        Net Investment                Net                    Net                 Net to Average      Average
Year Ended Net Asset Investment       Gain         Investment  Capital         Asset     Total    Assets        Net          Net
April 30,      Value     Income     (Loss)   Total     Income    Gains  Total  Value Return(a)     (000)  Assets(b)    Assets(b)
----------------------------------------------------------------------------------------------------------------------------------

Class A (10/87)
   2002       $10.63       $.48      $ .10  $ .58       $(.49)      -- $(.49) $10.72      5.54% $405,542        .75%        4.46%
   2001        10.35        .49        .28    .77        (.49)      --  (.49)  10.63      7.62   359,383        .76         4.65
   2000        10.89        .49       (.55)  (.06)       (.48)      --  (.48)  10.35      (.57)  382,808        .73         4.63
   1999        10.80        .49        .10    .59        (.50)      --  (.50)  10.89      5.57   456,171        .77         4.45
   1998        10.61        .51        .19    .70        (.51)      --  (.51)  10.80      6.67   438,134        .77         4.70

Class C (12/95)
   2002        10.61        .44        .10    .54        (.45)      --  (.45)  10.70      5.20   148,198       1.09         4.11
   2001        10.34        .45        .28    .73        (.46)      --  (.46)  10.61      7.16    75,476       1.11         4.30
   2000        10.87        .45       (.54)  (.09)       (.44)      --  (.44)  10.34      (.82)   77,228       1.08         4.28
   1999        10.79        .45        .10    .55        (.47)      --  (.47)  10.87      5.13    88,044       1.12         4.09
   1998        10.60        .47        .19    .66        (.47)      --  (.47)  10.79      6.33    33,952       1.12         4.35

Class R (2/97)
   2002        10.60        .50        .09    .59        (.51)      --  (.51)  10.68      5.70     3,219        .52         4.64
   2001        10.33        .51        .28    .79        (.52)      --  (.52)  10.60      7.78       384        .56         4.84
   2000        10.87        .51       (.55)  (.04)       (.50)      --  (.50)  10.33      (.35)      335        .53         4.81
   1999        10.78        .51        .11    .62        (.53)      --  (.53)  10.87      5.81     1,173        .57         4.64
   1998        10.59        .53        .19    .72        (.53)      --  (.53)  10.78      6.87       701        .59         4.86
----------------------------------------------------------------------------------------------------------------------------------


Class
(Inception
Date)      ---------




           Portfolio
Year Ended  Turnover
April 30,       Rate
---------------------

Class A (10/87)
   2002           26%
   2001           22
   2000           37
   1999           16
   1998           30

Class C (12/95)
   2002           26
   2001           22
   2000           37
   1999           16
   1998           30

Class R (2/97)
   2002           26
   2001           22
   2000           37
   1999           16
   1998           30
---------------------





(a)Total returns are calculated on net asset value without any sales charge and are not annualized.


(b)After expense reimbursement from the investment adviser, where applicable. When custodian free credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .73%, 1.08% and .51% for classes A, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.47%, 4.12% and 4.65% for classes A, C and R, respectively.




Section 5  Financial Highlights

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund

Large-Cap Value Fund

Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income



Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds
                 Arizona       Louisiana        North Carolina
                 California/2/ Maryland         Ohio
                 Colorado      Massachusetts/2/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/2/

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.


You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending an e-mail to publicinfo@sec.gov.



The funds' Investment Company Act file number is 811-07873.


1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.
2. Long-term and insured long-term portfolios.

[LOGO] NUVEEN Investments
       Nuveen Investments 333 West Wacker Drive Chicago, IL 60606-1286

       (800) 257-8787 www.nuveen.com


                                                                VPR-NAT-0802 NA

                                                                August 28, 2002


NUVEEN MUNICIPAL TRUST

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Municipal Trust dated August 28, 2002. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS


                                                                        Page
                                                                        ----
   Investment Policies and Investment Portfolio........................  S-2

   Management.......................................................... S-24

   Investment Adviser and Investment Management Agreement.............. S-35

   Portfolio Transactions.............................................. S-38

   Net Asset Value..................................................... S-39

   Tax Matters......................................................... S-39

   Performance Information............................................. S-43

   Additional Information on the Purchase and Redemption of Fund Shares S-52

   Distribution and Service Plan....................................... S-61

   Independent Accountants and Custodian............................... S-63

   Financial Statements................................................ S-63

   Appendix A--Ratings of Investments..................................  A-1

   Appendix B--Description of Hedging Techniques.......................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objectives and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets (this subparagraph (2) does not apply to the High Yield Fund).

      (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities (this subparagraph (13) does not apply to the High Yield Fund).

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Municipal Trust, formerly Nuveen Flagship Municipal Trust (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Intermediate Duration Municipal Bond Fund, formerly Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976, reorganized as a Massachusetts business trust on June 12, 1995, and name changed on or about August 28, 2000), the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen All-American Municipal Bond Fund, formerly Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Limited Term Municipal Bond Fund, formerly Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen High Yield Municipal Bond Fund. All of the Funds except the High Yield Fund are diversified for purposes of the Investment Company Act of 1940.

   The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. The five series authorized and outstanding are divided into four classes of shares designated Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

   The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

   Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests primarily in a portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general,

Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of the Intermediate Duration, Insured, All-American, and Limited Term Funds will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. The investment assets of the High Yield Fund will consist of (1) Municipal Obligations rated BBB/Baa or lower (at least 65%), (2) unrated Municipal Obligations Nuveen Advisory judges of equivalent quality, and (3) temporary investments, the income from which may be subject to state income tax or both state and federal income taxes. Under normal circumstances, the High Yield Fund will invest at least 65% of its assets in medium- to low-quality bonds rated BBB/Baa or lower by S&P, Moody's or Fitch or are unrated fixed-income securities which, in the opinion of Nuveen Advisory, are of comparable quality. As a temporary defensive measure, in response to unusual market conditions, lack of acceptable supply or times when yield spreads do not justify the increased risks of investing in these securities, the Fund may invest in higher quality Municipal Obligations (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. "Defaulted" means that the municipal bond's issuer has not paid principal or interest on time. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

   High Yield Fund. Non-Investment Grade Debt Securities ("Junk Bonds"). Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality Municipal Obligations. Municipal Obligations rated below investment grade (BB/Ba or lower) are commonly known as "high-yield," "high risk" or "junk" bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

      (1) Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

      All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. In addition, the market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than by an issuer of higher rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaults, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these and thus in the Fund's net asset value.

      The value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

      (2) Payment Expectations. Junk bond securities typically contain redemption, call, or prepayment provisions that permit the issuer of securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding securities, which could result in a lower return for the Fund.

      (3) Credit Ratings. Credit ratings are issued by credit rating agencies and are indicative of the rated securities' safety of principal and interest payments. They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of such an investment. In addition, credit rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bonds will depend more upon credit analysis by Nuveen Advisory than investments in investment grade debt securities. Nuveen Advisory employs its own credit research and analysis, which includes a study of the issuer's existing debt, capital structure, ability to service debts and pay dividends, sensitivity to economic conditions, operating history, and current earnings trend. Nuveen Advisory continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

      (4) Liquidity and Valuation. The High Yield Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Not all dealers maintain markets in all junk bond securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of junk bond securities, especially in a thinly traded market.

   The High Yield Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. Municipal Obligations in the lowest rating categories may be in default and are generally regarded as having poor prospects of attaining any real investment standing. A default or expected default in a Municipal Obligation owned by the Fund could result in a significant decline in the value of that Municipal Obligation.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Insurance

   Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, Ambac Assurance Corporation, Financial Security Assurance Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

   The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

   In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

   Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

   Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

   In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

   Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

   Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

   One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

   Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

   If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

   Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

   Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

   Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

   One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

   The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.


   The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the Municipal Obligations that it holds.



   Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

   Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended April 30, 2002, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were negligible.


   Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

   Ambac Assurance Corporation ("Ambac Assurance")


   Ambac Assurance Corporation ("Ambac Assurance") is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $5,389,000,000 (unaudited) and statutory capital of approximately $3,363,000,000 (unaudited) as of March 31, 2002. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Standard & Poor's Credit Markets Services, a division of The McGraw-Hill Companies, Moody's Investors Service and Fitch, Inc. have assigned a triple-A financial strength rating to Ambac Assurance.


   Ambac Assurance has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac Assurance will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac Assurance under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the Bonds.

   Ambac Assurance makes no representation regarding the Bonds or the advisability of investing in the Bonds and makes no representation regarding, nor has it participated in the preparation of, the Official Statement other than the information supplied by Ambac Assurance and presented under the heading "Ambac Assurance Corporation".

   Financial Security Assurance Inc. ("Financial Security")

   Financial Security is a New York domiciled insurance company and a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"). Holdings is an indirect subsidiary of Dexia, S.A., a publicly held Belgian corporation. Dexia, S.A., through its bank subsidiaries, is primarily engaged in the business of public finance in France, Belgium and other European countries. No shareholder of Holdings or Financial Security is liable for the obligations of Financial Security.


   At March 31, 2002, Financial Security's total policyholders' surplus and contingency reserves were approximately $1,644,743,000 and its total unearned premium reserve was approximately $841,749,000 in accordance with statutory accounting principles. At March 31, 2002, Financial Security's total shareholders' equity was approximately $1,746,106,000 and its total net unearned premium reserve was approximately $693,860,000 in accordance with generally accepted accounting principles.


   Copies of Financial Security's financial statements and annual and quarterly reports prepared in accordance with statutory accounting practices will be provided upon request to Financial Security Assurance Inc.: 350 Park Avenue, New York, New York 10022, Attention: Communications Department (telephone (212) 826-0100).

   The Policy does not protect investors against changes in market value of the Bonds, which market value may be impaired as a result of changes in prevailing interest rates, changes in applicable ratings or other causes. Financial Security makes no representation regarding the Bonds or the advisability of investing in the Bonds. Financial Security makes no representation regarding the SAI, nor has it participated in the preparation thereof, except that Financial Security has provided to Nuveen the information presented under this caption for inclusion in the SAI.

   MBIA Insurance Corporation ("MBIA")


   The Insurer is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company (the "Company"). The Company is not obligated to pay the debts of or claims against the Insurer. The Insurer is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The Insurer has three branches, one in the Republic of France, one in the Republic of Singapore and one in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the Insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.



   As of December 31, 2001 the Insurer had admitted assets of $8.5 billion (audited), total liabilities of $5.6 billion (audited), and total capital and surplus of $2.9 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 2002, the Insurer had admitted assets of $8.6 billion (unaudited), total liabilities of $5.7 billion (unaudited), and total capital and surplus of $2.9 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.


   Furthermore, copies of the Insurer's year end financial statements prepared in accordance with statutory accounting practices are available without charge from the Insurer. A copy of the Annual Report on Form 10-K of the Company is available from the Insurer or the Securities and Exchange Commission. The address of the Insurer is 113 King Street, Armonk, New York 10504. The telephone number of the Insurer is (914) 273-4545. The Insurer's SEC filings are also available to the public over the Internet at the Insurer's web site at http://www.mbia.com.


   The Insurer's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the Issuer to the Paying Agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by an advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by the Insurer's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

   The Insurer's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. The Insurer's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender by an owner thereof; or (iv) any Preference relating to (i) through (iii) above. The Insurer's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the Paying Agent or any other paying agent for the Municipal Obligations.


   With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, the Insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

   When the Insurer receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, the Insurer on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by the Insurer, and appropriate instruments to effect the appointment of the Insurer as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

   Financial Guaranty Insurance Company ("Financial Guaranty")

   The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

   Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption

(other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

   Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

   In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

   Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Fund. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.


   Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of December 31, 2001, the total capital and surplus of Financial Guaranty was $1.002 billion. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number: (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number: (212) 480-5187).


   The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Funds or the Board of Trustees of the Funds.

   The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

   An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

   An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

   The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

   S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty.

   S&P's ratings of Ambac Assurance, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.


   The portfolio turnover rates for the Funds, for the 2001 and 2002 fiscal year-ends of the Funds were:



                                                            Fiscal Year
                                                            -----------
                                                            2001  2002
                                                            ----  ----
           Nuveen High Yield Municipal Bond Fund........... 11%   21%

           Nuveen All-American Municipal Bond Fund......... 27%   29%

           Nuveen Insured Municipal Bond Fund.............. 20%   35%

           Nuveen Intermediate Duration Municipal Bond Fund  9%*  15%

           Nuveen Limited Term Municipal Bond Fund......... 22%   26%

--------



   *The cost of securities acquired in the acquisition of the Nuveen
    Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.


When-Issued or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. The High Yield Fund also may invest up to 15% of its assets in forwards that do not serve to replace a specific portfolio bond.

Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

   No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Other Investment Policies and Techniques of the High Yield Fund

    Illiquid Securities

   The High Yield Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to Nuveen Advisory the day-to-day determination of the illiquidity of any fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed Nuveen Advisory to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

    Structured Notes

   The High Yield Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans references in such notes. The rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage which magnifies the potential for gain and the risk of loss because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of the structured note.

    Mortgage-Backed Securities

   The High Yield Fund may invest in fixed-income obligations backed by a pool of mortgages. Mortgage-backed securities are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA) the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. However, these securities generally are structured with one or more types of credit enhancement by a third party. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments by borrowers on underlying obligations can alter the effective maturity of these instruments.

    Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

    Standby Commitments

   The High Yield Fund may obtain standby commitments when it purchases Municipal Obligations. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of Nuveen Advisory, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value.

    Lending of Portfolio Securities

   The High Yield Fund may lend its portfolio securities, up to 33 1/3% of its total assets, including collateral received, to broker-dealers or institutional investors. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail.

    Short-Term Investments


   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.



   The Funds may invest in the following federally tax-exempt short-term investments:


      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.


   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Fund will bear its proportionate share of the money market fund's fees and expenses.


      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.


   The Funds may also invest in the following taxable short-term investments:


   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.


   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.


   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST



Trustees and Officers



   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.



                                                                                        Number of
                                                                                       Portfolios
                         Positions and Offices                                           in Fund
                             with the Trust             Principal Occupations            Complex
    Name, Birthdate      and Year First Elected     Including Other Directorships      Overseen by
      and Address             or Appointed             During Past Five Years            Trustee
    ---------------      ----------------------     -----------------------------      -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*    Chairman of the     Chairman and Director (since July          130
3/28/49                     Board, President    1996) of The John Nuveen
333 West Wacker Drive       and Trustee         Company, Nuveen Investments,
Chicago, IL 60606           1997                Nuveen Advisory Corp. and Nuveen
                                                Institutional Advisory Corp.; prior
                                                thereto, Executive Vice President
                                                and Director of The John Nuveen
                                                Company and Nuveen Investments;
                                                Director (since 1992) and Chairman
                                                (since 1996) of Nuveen Advisory
                                                Corp. and Nuveen Institutional
                                                Advisory Corp.; Chairman and
                                                Director (since January 1997) of
                                                Nuveen Asset Management Inc.;
                                                Director (since 1996) of Institutional
                                                Capital Corporation; Chairman and
                                                Director (since 1999) of Rittenhouse
                                                Financial Services Inc.; Chief
                                                Executive Officer and Director
                                                (since September 1999) of Nuveen
                                                Senior Loan Asset Management Inc.

--------

  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory.

                                                                                      Number of
                                                                                     Portfolios
                        Positions and Offices                                          in Fund
                            with the Trust             Principal Occupations           Complex
    Name, Birthdate     and Year First Elected     Including Other Directorships     Overseen by
      and Address            or Appointed             During Past Five Years           Trustee
    ---------------     ----------------------     -----------------------------     -----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner              Trustee         Private Investor and Management           112
8/22/40                        1997            Consultant.
3725 Huntington Street,
  N.W.
Washington, D.C. 20015

Lawrence H. Brown              Trustee         Retired (August 1989) as Senior Vice      112
7/29/34                        1997            President of The Northern Trust
201 Michigan Avenue                            Company.
Highwood, IL 60040

Anne E. Impellizzeri           Trustee         Retired; formerly, Executive Director     112
1/26/33                        1997            (1998-2002) of Manitoga/Russel
3 West 29th Street                             Wright Design Center; formerly,
New York, NY 10001                             President and Chief Executive
                                               Officer of Blanton-Peale Institute;
                                               prior thereto, Vice President,
                                               Metropolitan Life Insurance Co.

Peter R. Sawers                Trustee         Adjunct Professor of Business and         112
4/3/33                         1997            Economics, University of Dubuque,
22 The Landmark                                Iowa; formerly (1991-2000) Adjunct
Northfield, IL 60093                           Professor, Lake Forest Graduate
                                               School of Management, Lake Forest,
                                               Illinois; prior thereto, Executive
                                               Director, Towers Perrin Australia, a
                                               management consulting firm;
                                               Chartered Financial Analyst;
                                               Director, Executive Service Corps of
                                               Chicago and Director, Hadley
                                               School for the Blind, both not-for-
                                               profit organizations. Certified
                                               Management Consultant.

                                                                                      Number of
                                                                                     Portfolios
                          Positions and Offices                                        in Fund
                              with the Trust            Principal Occupations          Complex
     Name, Birthdate      and Year First Elected    Including Other Directorships    Overseen by
       and Address             or Appointed            During Past Five Years          Trustee
     ---------------      ----------------------    -----------------------------    -----------

William J. Schneider             Trustee         Senior Partner and Chief Operating      112
9/24/44                          1997            Officer, Miller-Valentine Group,
4000 Miller-Valentine Ct.                        Vice President, Miller-Valentine
P.O. Box 744                                     Realty, a development and contract
Dayton, OH 45401                                 company; Chair, Miami Valley
                                                 Hospital; Chair, Miami Valley
                                                 Economic Development Coalition;
                                                 formerly, Member, Community
                                                 Advisory Board, National City Bank,
                                                 Dayton, Ohio and Business
                                                 Advisory Council, Cleveland Federal
                                                 Reserve Bank.

Judith M. Stockdale              Trustee         Executive Director, Gaylord and         112
12/29/47                         1997            Dorothy Donnelley Foundation
35 E. Wacker Drive                               (since 1994); prior thereto,
Suite 2600                                       Executive Director, Great Lakes
Chicago, IL 60601                                Protection Fund (from 1990 to
                                                 1994).

                                                                                   Number of
                                                                                  Portfolios
                    Positions and Offices                                           in Fund
                        with the Trust             Principal Occupations            Complex
  Name, Birthdate   and Year First Elected     Including Other Directorships      Overseen by
    and Address          or Appointed             During Past Five Years            Officer
  ---------------   ----------------------     -----------------------------      -----------

Officers of the Trust:
----------------------

Michael T. Atkinson   Vice President       Vice President (since January 2002),       130
2/3/66                2002                 formerly, Assistant Vice President
333 W. Wacker Drive                        (since 2000), previously, Associate
Chicago, IL 60606                          of Nuveen Investments.

Paul L. Brennan       Vice President       Vice President (since January 2002),       126
11/10/66              2002                 formerly, Assistant Vice President
333 W. Wacker Drive                        (since 1997), of Nuveen Advisory
Chicago, IL 60606                          Corp.; prior thereto, portfolio
                                           manager of Flagship Financial Inc.

Peter H. D'Arrigo     Vice President and   Vice President of Nuveen                   130
11/28/67                Treasurer          Investments (since January 1999),
333 W. Wacker Drive   1999                 prior thereto, Assistant Vice
Chicago, IL 60606                          President (from January 1997);
                                           formerly, Associate of Nuveen
                                           Investments; Vice President and
                                           Treasurer (since September 1999) of
                                           Nuveen Senior Loan Asset
                                           Management Inc.; Chartered
                                           Financial Analyst.

Michael S. Davern     Vice President       Vice President of Nuveen Advisory          126
6/26/57               1997                 Corp. (since 1997) and Nuveen
333 W. Wacker Drive                        Institutional Advisory Corp. (since
Chicago, IL 60606                          1998); prior thereto, Vice President
                                           and Portfolio Manager of Flagship
                                           Financial.

Susan M. DeSanto      Vice President       Vice President of Nuveen Advisory          130
9/8/54                2001                 Corp. (since August 2001);
333 W. Wacker Drive                        previously, Vice President of Van
Chicago, IL 60606                          Kampen Investment Advisory Corp.
                                           (since 1998); prior thereto, Assistant
                                           Vice President of Van Kampen
                                           Investment Advisory Corp. (since
                                           1994).

                                                                                     Number of
                                                                                    Portfolios
                      Positions and Offices                                           in Fund
                          with the Trust             Principal Occupations            Complex
   Name, Birthdate    and Year First Elected     Including Other Directorships      Overseen by
     and Address           or Appointed             During Past Five Years            Officer
   ---------------    ----------------------     -----------------------------      -----------

Jessica R. Droeger      Vice President       Vice President (since January 2002),       130
9/24/64                 2002                 formerly, Assistant Vice President
333 W. Wacker Drive                          and Assistant General Counsel
Chicago, IL 60606                            (since May 1998) of Nuveen
                                             Investments; Vice President (since
                                             May 2002), formerly, Assistant Vice
                                             President of Nuveen Advisory Corp.
                                             and Nuveen Institutional Advisory
                                             Corp. and Assistant Secretary (since
                                             1998) of Nuveen Advisory Corp.
                                             and Nuveen Institutional Advisory
                                             Corp.; prior thereto, Associate at the
                                             law firm D'Ancona Partners LLC.

Lorna C. Ferguson       Vice President       Vice President of Nuveen                   130
10/24/45                1998                 Investments; Vice President (since
333 W. Wacker Drive                          January 1998) of Nuveen Advisory
Chicago, IL 60606                            Corp. and Nuveen Institutional
                                             Advisory Corp.

William M. Fitzgerald   Vice President       Managing Director (since 2001),            130
3/2/64                  1997                 formerly, Vice President of Nuveen
333 W. Wacker Drive                          Advisory Corp. (since 1995) and
Chicago, IL 60606                            Nuveen Institutional Advisory Corp.;
                                             Chartered Financial Analyst.

Stephen D. Foy          Vice President and   Vice President of Nuveen                   130
5/31/54                   Controller         Investments and (since May 1998)
333 W. Wacker Drive     1997                 The John Nuveen Company; Vice
Chicago, IL 60606                            President (since September 1999) of
                                             Nuveen Senior Loan Management
                                             Inc.; Certified Public Accountant.

J. Thomas Putrell       Vice President       Vice President of Nuveen Advisory          126
7/5/55                  1997                 Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

                                                                                  Number of
                                                                                 Portfolios
                      Positions and Offices                                        in Fund
                          with the Trust            Principal Occupations          Complex
   Name, Birthdate    and Year First Elected    Including Other Directorships    Overseen by
     and Address           or Appointed            During Past Five Years          Officer
   ---------------    ----------------------    -----------------------------    -----------

Richard A. Huber        Vice President       Vice President of Nuveen                126
3/26/63                 1997                 Institutional Advisory Corp. (since
333 W. Wacker Drive                          1998) and Nuveen Advisory Corp.
Chicago, IL 60606                            (since 1997); prior thereto, Vice
                                             President and Portfolio Manager of
                                             Flagship Financial, Inc.

Steven J. Krupa         Vice President       Vice President of Nuveen Advisory       126
8/21/57                 1997                 Corp.
333 W. Wacker Drive
Chicago, IL 60606

David J. Lamb           Vice President       Vice President (since March 2000)       130
3/22/63                 2000                 of Nuveen Investments, previously
333 W. Wacker Drive                          Assistant Vice President (since
Chicago, IL 60606                            January 1999); prior thereto,
                                             Associate of Nuveen Investments;
                                             Certified Public Accountant.

Tina M. Lazar           Vice President       Vice President of Nuveen                130
8/27/61                 2002                 Investments (since 1999); prior
333 West Wacker Drive                        thereto, Assistant Vice President
Chicago, IL 60606                            (since 1993).

Larry W. Martin         Vice President and   Vice President, Assistant Secretary     130
7/27/51                   Assistant          and Assistant General Counsel of
333 W. Wacker Drive       Secretary          Nuveen Investments; Vice President
Chicago, IL 60606       1997                 and Assistant Secretary of Nuveen
                                             Advisory Corp. and Nuveen
                                             Institutional Advisory Corp.;
                                             Assistant Secretary of the John
                                             Nuveen Company and (since
                                             January 1997) Nuveen Asset
                                             Management Inc.; Vice President
                                             and Assistant Secretary (since
                                             September 1999) of Nuveen Senior
                                             Loan Asset Management Inc.

                                                                                     Number of
                                                                                    Portfolios
                        Positions and Offices                                         in Fund
                            with the Trust            Principal Occupations           Complex
    Name, Birthdate     and Year First Elected    Including Other Directorships     Overseen by
      and Address            or Appointed            During Past Five Years           Officer
    ---------------     ----------------------    -----------------------------     -----------

Edward F. Neild, IV       Vice President       Managing Director (since 2002),          130
7/7/65                    1997                 formerly, Vice President (since
333 W. Wacker Drive                            September 1996), of Nuveen
Chicago, IL 60606                              Advisory Corp. and Nuveen
                                               Institutional Advisory Corp.,
                                               Portfolio Manager prior thereto;
                                               Chartered Financial Analyst.

Thomas J. O'Shaughnessy   Vice President       Vice President (since January 2002),     126
9/4/60                    2002                 formerly, Assistant Vice President
333 W. Wacker Drive                            (1998), of Nuveen Advisory Corp.;
Chicago, IL 60606                              prior thereto, portfolio manager.

Thomas C. Spalding        Vice President       Vice President of Nuveen Advisory        126
7/31/51                   1997                 Corp. and Nuveen Institutional
333 W. Wacker Drive                            Advisory Corp.; Chartered Financial
Chicago, IL 60606                              Analyst.

Gifford R. Zimmerman      Vice President and   Managing Director (since 2002),          130
9/9/56                      Secretary          Assistant Secretary and Associate
333 W. Wacker Drive       1997                 General Counsel, formerly, Vice
Chicago, IL 60606                              President and Assistant General
                                               Counsel, of Nuveen Investments;
                                               Managing Director (since 2002) and
                                               Assistant Secretary of Nuveen
                                               Advisory Corp. and Nuveen
                                               Institutional Advisory Corp.,
                                               formerly, Vice President; Vice
                                               President and Assistant Secretary of
                                               The John Nuveen Company (since
                                               May 1994); Managing Director and
                                               Assistant Secretary (since September
                                               1999), formerly, Vice President of
                                               Nuveen Senior Loan Asset
                                               Management Inc.; Managing
                                               Director and Assistant Secretary of
                                               Nuveen Asset Management Inc.;
                                               Chartered Financial Analyst.

   The Board of Trustees has four standing committees: the executive committee, the audit committee, the nominating and governance committee and the dividend and valuation committee.



   Peter R. Sawers and Timothy R. Schwertfeger, Chair, serve as members of the executive committee of the Board of Trustees of the Fund. The executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.



   The audit committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the audit committee are William J. Schneider (Chair), Robert P. Bremner, Lawrence H. Brown, Anne E. Impellizzeri, Peter R. Sawers and Judith M. Stockdale.



   The nominating and governance committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to director compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the nominating and governance committee are Anne E. Impellizzeri, Chair, Robert P. Bremner, Lawrence H. Brown, Peter R. Sawers, William J. Schneider and Judith M. Stockdale.



   The dividend and valuation committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The committee also oversees the Trust's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Nuveen's Valuation Group. The members of the dividend and valuation committee are Timothy R. Schwertfeger, Chair, and Lawrence H. Brown.



   The Trustees of the Trust are also directors or trustees, as the case may be, of 30 Nuveen open-end funds and 82 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 16 Nuveen open-end and closed-end funds advised by Nuveen Institutional Advisory Corp. and two funds advised by Nuveen Senior Loan Asset Management Inc.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2001:



                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......  $     1-$10,000        over $100,000
      Lawrence H. Brown......  $10,001-$50,000        over $100,000
      Anne E. Impellizzeri...  $             0        over $100,000
      Peter R. Sawers........  $10,001-$50,000        over $100,000
      William J. Schneider...  $             0        over $100,000
      Judith M. Stockdale....  $             0        over $100,000
      Timothy R. Schwertfeger    over $100,000        over $100,000



   No independent trustee who is not an interested person of the Trust owns beneficially or of record, any security of Nuveen Advisory, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Nuveen Advisory or Nuveen.



   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.



   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended April 30, 2002.




                                              Amount of      Total
                                                Total     Compensation
                                Aggregate   Compensation   from Trust
                               Compensation that Has Been   and Fund
          Name of Trustee      From Trust*   Deferred**    Complex***
          ---------------      ------------ ------------- ------------
          Robert P. Bremner...   $13,407       $ 2,204      $74,500
          Lawrence H. Brown...    16,609            --       79,750
          Anne E. Impellizzeri       201        14,282       74,500
          Peter R. Sawers.....       201        14,651       75,500
          William J. Schneider       201        13,996       74,500
          Judith M. Stockdale.    11,853         3,478       74,500

--------

  *The compensation paid (but not including amounts deferred) to the independent trustees for the fiscal year ended April 30, 2002 for services to the Trust.

 **Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.



***Based on the compensation paid (including any amounts deferred) paid to the trustees for the one year period ending April 30, 2002 for services to the open-end and closed-end funds advised by Nuveen Advisory.



   Each trustee who is not affiliated with Nuveen Advisory receives a $60,000 annual retainer for serving as a director or trustee of all funds for which Nuveen Advisory serves as investment adviser or manager and a $1,750 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or $250 per day if by telephone at a meeting of any committee. The annual retainer, fees and expenses are allocated among the funds for which Nuveen Advisory serves as investment adviser or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen Advisory or Nuveen.



   The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by Nuveen Advisory are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.


   The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

   The following table sets forth the percentage ownership of each person, who, as of August 3, 2002, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                             Percentage
                                                                 of
         NAME OF FUND AND CLASS NAME AND ADDRESS OF OWNER    Ownership
         ---------------------- ---------------------------- ----------
            All-American--A     MLPF&S For The Sole Benefit    15.57%
                                of its Customers
                                Attn: Fund Admin. Sec 974T2
                                4800 Deer Lake Dr E, FL 3
                                Jacksonville, FL 32246-6484

            All-American--C     MLPF&S For the Sole Benefit    10.16%
                                of its Customers
                                Attn: Fund Admin. Sec 97BMO
                                4800 Deer Lake Dr E, FL 3
                                Jacksonville, FL 32246-6484

            Limited Term--A     MLPF&S For the Sole Benefit    14.54%
                                of its Customers
                                Attn: Fund Admin. Sec 973N5
                                4800 Deer Lake Drive E, FL 3
                                Jacksonville, FL 32246-6484

            Limited Term--C     MLPF&S For the Sole Benefit    12.60%
                                of its Customers
                                Attn: Fund Admin.
                                Sec 97HW4
                                4800 Deer Lake Drive E, FL 3
                                Jacksonville, FL 32246-6484

            High Yield--A       MLPF&S For The Benefit          7.27%
                                of its Customers
                                Attn: Fund Admin. Sec 97E84
                                4800 Deer Lake Dr E, FL 3
                                Jacksonville, FL 32246-6484

         High Yield--B          MLPF&S For The Benefit            7.48%
                                of its Customers
                                Attn: Fund Admin.
                                4800 Deer Lake Dr E, FL 3
                                Jacksonville, FL 32246-6484

            High Yield--C       MLPF&S For The Benefit          8.40%
                                of its Customers
                                Attn: Fund Admin.
                                4800 Deer Lake Dr E, FL 3
                                Jacksonville, FL 32246-6484


INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT


Generally


   Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Limited Term Fund and the High Yield Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .5000%
                   For the next $125 million.....   .4875%
                   For the next $250 million.....   .4750%
                   For the next $500 million.....   .4625%
                   For the next $1 billion.......   .4500%
                   For the next $3 billion.......   .4250%
                   For net assets over $5 billion   .4125%

   The Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .4500%
                   For the next $125 million.....   .4375%
                   For the next $250 million.....   .4250%
                   For the next $500 million.....   .4125%
                   For the next $1 billion.......   .4000%
                   For the next $3 billion.......   .3750%
                   For net assets over $5 billion   .3625%

   The High Yield Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .6000%
                   For the next $125 million.....   .5875%
                   For the next $250 million.....   .5750%
                   For the next $500 million.....   .5625%
                   For the next $1 billion.......   .5500%
                   For net assets over $2 billion   .5250%

   Nuveen Advisory has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses in order to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding 0.75% of the Intermediate Duration Fund's average daily net assets, and 0.975% of the Insured Fund's average daily net assets.

   For the last three fiscal years, the Funds paid net management fees as follows:


                                Management Fees Net of Expense    Fee Waivers and Expense
                                 Reimbursement Paid to Nuveen     Reimbursements from Nuveen
                                  Advisory for the Year Ended     Advisory for the Year Ended
                              ----------------------------------- ---------------------------
                                4/30/00     4/30/01     4/30/02   4/30/00   4/30/01  4/30/02
                              ----------- ----------- ----------- -------   -------  -------
Nuveen High Yield Municipal
  Bond Fund*................. $        -- $   127,302 $   347,574 $96,261   $2,527     $--
Nuveen All-American Municipal
  Bond Fund..................   1,938,717   1,752,765   1,767,521      --       --      --
Nuveen Insured Municipal
  Bond Fund..................   3,865,869   3,750,674   3,989,762      --       --      --
Nuveen Intermediate Duration
  Municipal Bond Fund........  12,494,246  12,220,752  12,738,497      --       --      --
Nuveen Limited Term Municipal
  Bond Fund..................   2,222,621   1,908,537   2,122,983      --       --      --

--------
   *Fund commenced operations on June 7, 1999.

   In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   Nuveen Advisory is a wholly owned subsidiary of The John Nuveen Company, which owns Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $74.7 billion in assets in a variety of products. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.


   Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

   The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Approval of Investment Management Agreement



   In April 2002, the independent trustees of the Funds met with members of Nuveen Advisory management to consider the possible renewal of the investment management agreement between each Fund and Nuveen Advisory. The trustees reviewed the factors set out in judicial decisions and SEC directives relating to renewal of investment management agreements, which include but are not limited to the following: (a) the nature and quality of the adviser's services;
(b) the adviser's cost in providing its services; (c) the extent to which the adviser realizes economies of scale as the fund grows larger; and (d) the independent trustees' role in approving the investment management agreement.



   In evaluating the nature and quality of the Nuveen Advisory's services, the trustees reviewed narrative and statistical information concerning the types of services Nuveen Advisory provided, the Funds' investment performance in relation to each Fund's stated objectives, each Fund's past performance, and the performance of comparable, unaffiliated funds. This information was provided well in advance of the meeting with Nuveen Advisory management, and the independent trustees thereafter met with their legal counsel to consider this information. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by Nuveen Advisory or affiliates; information describing the Nuveen organization and each department's responsibilities; and recent financial statements of Nuveen Advisory. The trustees also reviewed information regarding shareholder services provided by others but coordinated and reviewed by Nuveen Advisory. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.



   The trustees considered Nuveen Advisory's cost of providing services to determine whether its compensation is fair and reasonable and reviewed Nuveen Advisory's expense allocation methodology. The trustees considered the ratio of Nuveen Advisory's fees to its costs and the amount of its profit in relation to the nature and quality of services rendered. In evaluating the reasonableness of Nuveen Advisory's compensation, the trustees considered the following information, among other things: (a) statements of Nuveen Advisory's revenues, costs, and profits from furnishing all services to the Funds over the past year; (b) the nature and amount of any indirect benefits Nuveen Advisory and its affiliates received that are directly attributable to its management of the Funds, if any; (c) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; and (d) data with respect to the expense ratios of the Funds and comparable investment companies.



   The trustees also compared Nuveen Advisory's fee/expense ratio and profitability margin to those of advisers to funds with similar investment objectives and performance records, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments Nuveen Advisory or its affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Funds' management fees. The trustees reviewed economies of scale, including the breakpoints in the Funds' management fees (and the breakpoints of comparable competitor funds).



   The trustees did not identify any single factor discussed above as all-important or controlling. The trustees concluded that the terms of the investment management agreement were fair and reasonable, that Nuveen Advisory's fees are reasonable in light of the services provided to the Fund, and that the investment management agreement should be continued for another year.


PORTFOLIO TRANSACTIONS

   Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay significant amounts of brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. It is the policy of Nuveen Advisory to seek the best execution under the circumstances of each trade. Nuveen Advisory evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondarily in determining best execution. Given the best execution obtainable, it will be Nuveen Advisory's practice to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from received from dealers. Since it is only supplementary to Nuveen Advisory own research efforts, the receipt of research information is not expected to significantly reduce Nuveen Advisory expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   Nuveen Advisory may manage other investment accounts and investment companies for other clients which have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

   Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial, or administrative action, and any such change may be retroactive with respect to the Funds' transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal, state, and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify shareholders who will be required to include in income for income tax purposes, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In this case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect to these shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations which meet the definition of private activity bond under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


   The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.


State Tax Matters

   Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. In general, exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states. Shareholders are urged to contact their tax advisors regarding state and local tax laws affecting an investment in shares of a Fund.

PERFORMANCE INFORMATION

   The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

   In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                             Yield=2[(a-b +1)6 -1]
                                       cd

   In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20% (3.0% for the Nuveen Intermediate Duration Municipal Bond Fund and 2.5% for the Nuveen Limited Term Municipal Bond Fund).

   In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

   Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

   The taxable equivalent yields quoted below are based upon (1) the stated federal income tax rate and (2) the yields for the 30-day period quoted in the left hand column.


                                                      As of April 30, 2002
                                                    ------------------------
                                                           Federal  Taxable
                                                    30-day   Tax   Equivalent
                                                    Yield   Rate*    Yield
                                                    ------ ------- ----------
   Nuveen High Yield Municipal Bond Fund
               Class A Shares......................  5.89%  38.6%     9.59%
               Class B Shares......................  5.39%  38.6%     8.78%
               Class C Shares......................  5.60%  38.6%     9.12%
               Class R Shares......................  6.36%  38.6%    10.36%

   Nuveen All-American Municipal Bond Fund
               Class A Shares......................  4.94%  38.6%     8.05%
               Class B Shares......................  4.41%  38.6%     7.18%
               Class C Shares......................  4.61%  38.6%     7.51%
               Class R Shares......................  5.35%  38.6%     8.71%

   Nuveen Insured Municipal Bond Fund
               Class A Shares......................  3.49%  38.6%     5.68%
               Class B Shares......................  2.90%  38.6%     4.72%
               Class C Shares......................  3.10%  38.6%     5.05%
               Class R Shares......................  3.84%  38.6%     6.25%

   Nuveen Intermediate Duration Municipal Bond Fund
               Class A Shares......................  3.75%  38.6%     6.11%
               Class B Shares......................  3.13%  38.6%     5.10%
               Class C Shares......................  3.33%  38.6%     5.42%
               Class R Shares......................  4.07%  38.6%     6.63%

   Nuveen Limited Term Municipal Bond Fund
               Class A Shares......................  3.78%  38.6%     6.16%
               Class C Shares......................  3.53%  38.6%     5.75%
               Class R Shares......................  4.08%  38.6%     6.64%

--------
   *These rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

   For additional information concerning taxable equivalent yields, see the Taxable Equivalent of Tax-Free Yields table in the Prospectus.

   The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.


   The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% for the Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund and Nuveen Insured Municipal Bond Fund; 3.00% for the Nuveen Intermediate Duration Municipal Bond Fund; and 2.5% for the Nuveen Limited Term Municipal Bond Fund, were as follows:



                                            April 30, 2002 Distribution Rates
                                            -------------------------------
                                            Class A   Class B Class C Class R
                                            -------   ------- ------- -------
    Nuveen High Yield Municipal Bond Fund..  5.90%     5.41%   5.61%   6.37%

    Nuveen All-American Municipal Bond Fund  5.10%     4.54%   4.71%   5.47%

    Nuveen Insured Municipal Bond Fund.....  4.69%     4.12%   4.32%   5.08%

    Nuveen Intermediate Duration Municipal
    Bond Fund..............................  4.64%     4.01%   4.21%   4.98%

    Nuveen Limited Term Municipal Bond Fund  4.37%       N/A   4.15%   4.72%


   Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

   Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

   The inception dates for each class of the Funds' shares are as follows:

                                                         Inception Dates
                                                        -----------------
       Nuveen High Yield Municipal Bond Fund
                   Class A Shares......................      June 7, 1999
                   Class B Shares......................      June 7, 1999
                   Class C Shares......................      June 7, 1999
                   Class R Shares......................      June 7, 1999

       Nuveen All-American Municipal Bond Fund
                   Class A Shares......................   October 3, 1988
                   Class B Shares......................  February 1, 1997
                   Class C Shares......................      June 2, 1993
                   Class R Shares......................  February 1, 1997

       Nuveen Insured Municipal Bond Fund
                   Class A Shares...................... September 6, 1994
                   Class B Shares......................  February 1, 1997
                   Class C Shares...................... September 6, 1994
                   Class R Shares...................... December 10, 1986

       Nuveen Intermediate Duration Municipal Bond Fund
                   Class A Shares......................     June 13, 1995
                   Class B Shares......................  February 1, 1997
                   Class C Shares......................     June 13, 1995
                   Class R Shares...................... November 29, 1976

       Nuveen Limited Term Municipal Bond Fund
                   Class A Shares......................  October 19, 1987
                   Class C Shares......................  December 1, 1995
                   Class R Shares......................  February 1, 1997

   The average annual return figures for the Funds, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year and ten-year periods ended April 30, 2002, and for the period from inception through April 30, 2002, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                              Annual Total Return
                                    ----------------------------------------
                                                                     From
                                    One Year  Five Years Ten Years Inception
                                      Ended     Ended      Ended    through
                                    April 30, April 30,  April 30, April 30,
                                      2002       2002      2002      2002
                                    --------- ---------- --------- ---------
   Nuveen High Yield Municipal Bond
     Fund*
      Class A Shares...............   7.04%       N/A        N/A     4.32%
      Class B Shares...............   6.97%       N/A        N/A     3.83%
      Class C Shares...............  11.13%       N/A        N/A     5.31%
      Class R Shares...............  11.96%       N/A        N/A     6.09%
   Nuveen All-American Municipal
     Bond Fund
      Class A Shares...............   2.13%     4.54%      6.20%     7.08%
      Class B Shares...............   1.79%     4.49%      6.13%     7.08%
      Class C Shares...............   6.01%     4.87%      6.07%     6.83%
      Class R Shares...............   6.88%     5.66%      6.78%     7.52%
   Nuveen Insured Municipal Bond
     Fund
      Class A Shares...............   1.30%     4.59%      5.76%     6.48%
      Class B Shares...............   0.87%     4.53%      5.58%     6.39%
      Class C Shares...............   5.05%     4.92%      5.48%     6.02%
      Class R Shares...............   5.84%     5.69%      6.42%     7.01%
   Nuveen Intermediate Duration
     Municipal Bond Fund
      Class A Shares...............   2.37%     4.84%      5.55%     6.52%
      Class B Shares...............   0.73%     4.50%      5.28%     6.42%
      Class C Shares...............   5.05%     4.88%      5.19%     5.89%
      Class R Shares...............   5.74%     5.68%      6.11%     6.90%
   Nuveen Limited Term Municipal
     Bond Fund
      Class A Shares...............   2.90%     4.40%      5.04%     5.85%
      Class C Shares...............   5.20%     4.56%      4.95%     5.69%
      Class R Shares...............   5.70%     5.12%      5.39%     6.09%

--------
  *Fund commenced operations on June 7, 1999.

   Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.


   The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods ended April 30, 2002, and for the period since inception through April 30, 2002, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                            Cumulative Total Return
                                    ----------------------------------------
                                                                     From
                                    One Year  Five Years Ten Years Inception
                                      Ended     Ended      Ended    through
                                    April 30, April 30,  April 30, April 30,
                                      2002       2002      2002      2002
                                    --------- ---------- --------- ---------
   Nuveen High Yield Municipal Bond
     Fund*
      Class A Shares...............   7.04%        N/A       N/A     13.02%
      Class B Shares...............   6.97%        N/A       N/A     11.53%
      Class C Shares...............  11.13%        N/A       N/A     16.18%
      Class R Shares...............  11.96%        N/A       N/A     18.68%
   Nuveen All-American Municipal
     Bond Fund.....................
      Class A Shares...............   2.13%     24.86%    82.51%    153.19%
      Class B Shares...............   1.79%     24.55%    81.35%    153.01%
      Class C Shares...............   6.01%     26.86%    80.25%    145.23%
      Class R Shares...............   6.88%     31.70%    92.72%    167.38%
   Nuveen Insured Municipal Bond
     Fund..........................
      Class A Shares...............   1.30%     25.16%    75.06%    162.39%
      Class B Shares...............   0.87%     24.77%    72.05%    158.78%
      Class C Shares...............   5.05%     27.17%    70.48%    145.32%
      Class R Shares...............   5.84%     31.89%    86.22%    182.86%
   Nuveen Intermediate Duration
     Municipal Bond Fund...........
      Class A Shares...............   2.37%     26.68%    71.56%    397.73%
      Class B Shares...............   0.73%     24.60%    67.22%    385.67%
      Class C Shares...............   5.00%     26.90%    65.79%    328.76%
      Class R Shares...............   5.74%     31.80%    81.00%    445.64%
   Nuveen Limited Term Municipal
     Bond Fund.....................
      Class A Shares...............   2.90%     24.02%    63.48%    128.30%
      Class C Shares...............   5.20%     24.99%    62.12%    123.48%
      Class R Shares...............   5.70%     28.38%    68.96%    136.04%

--------

  *Fund commenced operations on June 7, 1999.

   The Funds may also provide after tax average annual total return quotations calculated according to formulas prescribed by the SEC. These returns may be presented after taxes on distributions and after taxes on distributions and redemption. We assume all distributions by a Fund, less the taxes due on those distributions, are reinvested on the reinvestment dates during the period. Taxes are calculated using the highest individual marginal federal income tax rate in effect on the reinvestment date.



   Average annual total return after taxes on distributions is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:



P(1+T)/n/ = ATV\\D\\



Where:   P = a hypothetical initial payment of $1,000.


         T = average annual total return (after taxes on distributions).


         n = number of years.


         ATV\\D \\= ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions but not on redemption.



   Average annual total return after taxes on distributions and redemption is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:



P(1+T)/n/ = ATV\\DR\\



Where:   P = a hypothetical initial payment of $1,000.


         T = average annual total return (after taxes on distributions and redemption).


         n = number of years.


         ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions and redemption.



   Calculation of taxable equivalent total return is not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

   Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Duration Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond
Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

   In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

   Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

   There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

   The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.


   The Funds may also include in advertisements a description of the historical returns of municipal bonds as part of a balanced portfolio combining municipal and equity securities. These returns, calculated on both an absolute and after-tax basis, may be compared to the returns of similar balanced portfolios made up of treasury and equity securities and corporate bonds and equity securities. Each of these blends involves different types of risk, provides different levels of returns, and is subject to different state and federal income taxes. Equities tend to provide both the highest returns and the greatest risks. Municipal bonds and corporate bonds each involve the individual credit risk of the borrower and the general interest rate risk of lower security prices due to rising interest rates. Treasuries are backed by the full faith and credit of the U.S. Government as to the timely payment of principal and interest, but these securities are also subject to interest rate risk.


ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan) and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on April 30, 2002 of Class A shares from the Nuveen Insured Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



  Net Asset Value per share........................................... $10.78
  Per Share Sales Charge--4.20% of public offering price (4.36% of net
  asset value per share)..............................................    .47
                                                                       ------
  Per Share Offering Price to the Public.............................. $11.25


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

   Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free at (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Class A Shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:

  . investors purchasing $1,000,000 or more; Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts.
  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

       any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% (0.50% for the Intermediate Duration Fund) of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons-and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

   Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market fund shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

   The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; and 9) redemptions of Classes A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advanced service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege


   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086.



   Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of one of the Funds at net asset value without a sales charge.


   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

   A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on July 31, 2002 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.


   The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen were as follows (all figures are to the nearest thousand):


                                 Year Ended            Year Ended            Year Ended
                               April 30, 2002        April 30, 2001        April 30, 2000
                            --------------------- --------------------- ---------------------
                                          Amount                Amount                Amount
                             Amount of   Retained  Amount of   Retained  Amount of   Retained
                            Underwriting    By    Underwriting    By    Underwriting    By
Fund                        Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
----                        ------------ -------- ------------ -------- ------------ --------
Nuveen High Yield Municipal
  Bond Fund*...............    $362       $ 7        $ 87       $ 8        $ 32       $ 1
Nuveen All-American
  Municipal Bond Fund......     347        --         198        --         337        --
Nuveen Insured Municipal
  Bond Fund................     390         8         190        --         229        --
Nuveen Intermediate
  Duration Municipal Bond
  Fund.....................     271        24          37        --         278        19
Nuveen Limited Term
  Municipal Bond Fund......     323        --          88        --         136        --

--------
*Fund commenced operations on June 7, 1999.

DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.


   For the fiscal year ended April 30, 2002, 100% of service fees and distribution fees were paid out as compensation to authorized dealers.


                                                                        Compensation Paid
                                                                 to Authorized Dealers During the
                                                                    Year Ended April 30, 2002
                                                                 --------------------------------
        Nuveen High Yield Municipal Bond Fund
            Class A.............................................             $ 48,728
            Class B.............................................              183,332
            Class C.............................................               67,939

        Nuveen All-American Municipal Bond Fund
            Class A.............................................              495,737
            Class B.............................................              393,814
            Class C.............................................              519,642

        Nuveen Insured Municipal Bond Fund
            Class A.............................................              269,299
            Class B.............................................              267,061
            Class C.............................................              148,242

        Nuveen Intermediate Duration Municipal Bond Fund
            Class A.............................................              432,606
            Class B.............................................              150,020
            Class C.............................................              186,725

        Nuveen Limited Term Municipal Bond Fund
            Class A.............................................              767,870
            Class C.............................................              567,770

   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.


INDEPENDENT ACCOUNTANTS AND CUSTODIAN



   PricewaterhouseCoopers LLP, independent accountants, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.


   The custodian of the assets of the Funds is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. The custodian performs custodial, fund accounting and portfolio accounting services.

   The Fund's transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086.

FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   Standard & Poor's Ratings Group--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

                                Long Term Debt

   An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

   The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

   The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   The ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal, and differs from the highest-rated issues only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade Rating

   Debt rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' is regarded as having predominantly speculative characteristics, with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

    The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' debt rating.

C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filling of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-): the ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: the letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.* and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                               Commercial Paper

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

   Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment.
    They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

   A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. the ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

   Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

                                Long Term Debt

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are mostly unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future can not be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

                               Commercial Paper

   Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

--Leadingmarket positions in well-established industries.

--Highrates of return on funds employed.

--Conservativecapitalization structure with moderate reliance on debt and ample asset protection.

--Broadmargins in earnings coverage of fixed financial charges and high internal cash generation.

--Well-establishedaccess to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of senior short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

   On June 1, 2000, Fitch IBCA, Inc. and Duff & Phelps, Inc. merged. The combined company name is Fitch, Inc. ("Fitch") and both companies' ratings systems have been combined into a single rating system. A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

                                Long Term Debt

   Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

   Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality.
    The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+".

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories can not fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds are in imminent default in payment of interest or principal.

DDD Bonds are in default on interest and/or principal payments. Such bonds DD are extremely
DD speculative and should be valued on the basis of their and D ultimate recovery value in and Dliquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery of these bonds, and "D" represents the lowest potential for recovery.

                              Short-Term Ratings

   Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificate of deposit, medium-term notes, and municipal and investment notes.

   The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+Exceptionally Strong Credit Quality Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 Good Credit Quality Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B Speculative issues assigned this rating have minimal capacity for timely payments and are vulnerable to near-term changes in financial and economic conditions.

C High default risk issues where default is a real possibility. Capacity for making timely payments is solely reliant upon a sustained, favorable business and economic environment.

D Default Issues assigned this rating are in actual or imminent payment default.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of

Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                   VAI-NAT-0802

                                                              NUVEEN Investments

                          Nuveen Municipal Bond Funds

                                        Annual Report dated April 30, 2002


Dependable, tax-free income to help you keep more of what you earn.

                              [PHOTO APPEARS HERE]


Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund



                                  It's not what you earn, it's what you keep.(R)

Receive your Nuveen Fund updates faster than ever!

By registering for online access you can view and save on your computer the Fund information you currently receive in the mail. This information then can be retrieved any time and you can select only the specific pages you want to view or print.

Once you sign up, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report -- all you have to do is click on the Internet address provided. You'll be saving time as well as saving printing and distribution expenses for your Fund.

Registering for electronic access is easy and only takes a few minutes. (see instructions at right)

Your e-mail address is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.


Sign up today -- here's what you need to do

If your Nuveen Fund dividends and statements COME DIRECTLY TO YOU FROM NUVEEN, follow the steps outlined below:

1. Go to www.nuveen.com.

2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

3. You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5. Use this same process if you need to change your registration information or cancel Internet viewing.

If your Nuveen Fund dividends and statements COME FROM YOUR FINANCIAL ADVISOR BROKERAGE ACCOUNT, follow the steps outlined below:

1. Go to www.investordelivery.com.

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

3. You'll be taken to a page with several options. Select the New
   Enrollment-Create screen. Once there, enter your e-mail address (yourID@providerID.com), and a personal, 4-digit PIN of your choice. (Pick a number that's easy to remember.)

4. Click Submit. Confirm the information you just entered is correct, then click Submit again.

5. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6. Use this same process if you need to change your registration information or cancel internet viewing.


Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy -- see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

/s/ TIMOTHY R. SCHWERTFEGER

Timothy R. Schwertfeger
Chairman of the Board

June 17, 2002



           "I also urge you to consider receiving future Fund reports and other information electronically . . . see the
         inside front cover of this report for detailed instructions."


                             Annual Report | Page 1

Portfolio Managers' Comments

In the following Q&A, portfolio managers Rick Huber, Steve Krupa, John Miller, and Tom Spalding examine economic and market conditions, key investment strategies, and the performance of the Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, and Nuveen Limited Term Municipal Bond Fund.

Rick, who has 17 years of investment experience, has managed the All-American Fund and Limited Term Fund since 1994. Steve, meanwhile, has managed the Insured Fund since 1993 and recorded over 20 years of investment experience with Nuveen. John's experience with Nuveen totals 6 years, and he has managed the High Yield Fund since 2000. Finally, Tom, who has managed the Intermediate Duration Fund since 1978, is a 25-year Nuveen veteran.

--------------------------------------------------------------------------------
Q. What factors had the greatest influence on the U.S. economy and the municipal market during this reporting period?

A. The economic landscape changed often during the last 12 months, with uncertainty remaining a constant presence. When the period began on May 1, 2001, the U.S. economy was weak and getting weaker. In response, the Federal Reserve Board continued its aggressive program of cutting interest rates. By the end of 2001, the Fed had enacted 11 rate reductions in all, bringing the federal funds rate to a 40-year low of just 1.75 percent. Yet the economy continued to deteriorate, bottoming in the year's third quarter with the September 11 terrorist attacks.

This weakness would have been worse had consumer spending not stayed surprisingly strong. Thanks to low interest rates, automakers and mortgage lenders could afford to offer extremely attractive terms, such as zero-percent loans on automobile purchases. Consumers took advantage by refinancing existing mortgages and buying new cars, helping to lift the economy in the process. U.S. gross domestic product, for example, rose a surprising 5.6 percent during the first quarter of 2002. This growth, along with continued modest inflation, pointed to the potential for future expansion. Yet corporate earnings also remained stubbornly weak, putting downward pressure on the stock market and limiting confidence in the prospects for further robust growth.

In this uncertain environment, fixed-income securities were generally in strong demand. Declining stock prices sent investors flocking to the perceived stability of municipal bonds -- especially those backed by high credit ratings or offering short maturities. During 2001, investors added a net $11.6 billion to municipal bond funds, compared to redemptions of more than $14 billion during 2000.* Meanwhile, the supply of new municipal bonds kept pace with the demand, reaching a record $343 billion last year. States and municipalities issued more debt than in previous years because declining tax revenues proved inadequate to fund essential projects.

Q. How did these five Nuveen funds perform during the past 12 months?

A. The chart on the next page provides performance information for Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, and Nuveen Limited Term Municipal Bond Fund (Class A shares at net asset value) for the 12 months that ended April 30, 2002. The chart also compares the funds' performance to that of its peers (as measured by its Lipper category average) and the corresponding Lehman Brothers Municipal Bond Index.

The strong demand for municipal bonds led to generally favorable performance early in the reporting period. As the period progressed and bond supply increased to keep pace with this demand, the market reversed course and gave back some of its gains. The effect during the past 12 months was a municipal market that fluctuated throughout but ended the period roughly at its starting point.

The primary factor affecting each fund's total return was its duration, which measures sensitivity to interest rate

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

* According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.


                             Annual Report | Page 2

One-Year Total Returns as of 4-30-02
--------------------------------------------------------------------------------
Nuveen High Yield Municipal Bond Fund/1/                                  11.73%
Lipper High Yield Municipal Debt Funds category average/2/                 5.80%
Lehman Brothers High Yield Municipal Bond Index/3/                         5.35%
--------------------------------------------------------------------------------
Nuveen All-American Municipal Bond Fund/1/                                 6.61%
Lipper General Municipal Debt Funds category average/4/                    6.07%
Lehman Brothers Municipal Bond Index/5/                                    7.00%
--------------------------------------------------------------------------------
Nuveen Insured Municipal Bond Fund/1/                                      5.75%
Lipper Insured Municipal Debt Funds category average/6/                    6.18%
Lehman Brothers Municipal Bond Index/5/                                    7.00%
--------------------------------------------------------------------------------
Nuveen Intermediate Duration Municipal Bond Fund/1/                        5.54%
Lipper General Municipal Debt Funds category average/4/                    6.07%
Lehman Brothers 7-Year Municipal Bond Index/7/                             7.03%
--------------------------------------------------------------------------------
Nuveen Limited Term Municipal Bond Fund/1/                                 5.54%
Lipper Short-Intermediate Municipal Debt Funds category average/8/         5.20%
Lehman Brothers 5-Year Municipal Bond Index/9/                             6.87%
--------------------------------------------------------------------------------

changes. With interest rates low and bond prices generally high, funds with higher-than-average durations generally outperformed, while those with shorter-than-average durations generally underperformed. As of the period's end, the durations of High Yield, All-American, Insured, Intermediate Duration, and Limited Term were 7.86, 7.12, 5.83, 5.59, and 4.97 years, respectively. Duration was a limited factor in the High Yield Fund's strong performance; the greater impact came from strong security selection -- some of the fund's largest holdings performed extremely well and added to overall returns.

Q. What strategies were used to manage these Nuveen funds during the year that ended April 30, 2002?

A. Each fund was managed with Nuveen's value-oriented investment philosophy in mind -- seeking attractive securities whose prices were lower than what we believed they would be in the long term. In addition, the portfolios were broadly diversified in an effort to protect against any credit deterioration. At the same time, each of the five funds was managed uniquely, reflecting differing investment objectives and management styles. To help our shareholders understand how their individual investments were managed during the past 12 months, a brief fund-by-fund summary follows:

Nuveen High Yield Municipal Bond Fund

Following September 11, municipal bonds backed by airline revenues made up a substantial portion of the tax-free high yield market. Prior to the terrorist attacks, we were only modestly invested in airline bonds, helping the fund's performance relative to its peers and benchmark. More recently, we purchased several airline securities that we believed offered compelling yields, strong financial posi-

--------------------------------------------------------------------------------
1 Performance figures are quoted for Class A shares at net asset value as of April 30, 2002. Current performance may be less than the performance shown.

2 For the Nuveen High Yield Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 75 funds in the Lipper High Yield Municipal Debt Funds category for the one-year period ended April 30, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 For the Nuveen All-American Municipal Bond Fund and the Nuveen Intermediate
  Duration Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 278 funds in the Lipper General Municipal Debt Funds category for the one-year period ended April 30, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

5 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

6 For the Nuveen Insured Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 48 funds in the Lipper Insured Municipal Debt Funds category for the one-year period April 30, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

7 The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This Index more closely compares to the duration of the bond's in the fund's portfolio. An index is not available for direct investment.

8 For the Nuveen Limited Term Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 37 funds in the Lipper Short-Intermediate Municipal Debt Funds category for the one-year period ended April 30, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

9 The Lehman Brothers 5-year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This Index more closely compares to the duration of the bond's in the fund's portfolio. An index is not available for direct investment.


                             Annual Report | Page 3
tions, and the potential for future appreciation. The fund's investments in American Airlines and Northwest Airlines, for example, rallied sharply during the first quarter of 2002, as the industry began its long road to recovery.

Bonds backed by energy revenues also made up a large part of the tax-free high yield market. Energy bonds were out of favor with investors after Enron declared bankruptcy last fall. Other power producers -- such as AES, Calpine, Reliant Energy, and Nevada Power -- also encountered questions, deserved or not, about their financial condition. With bond prices in this sector depressed, we selectively took advantage of energy opportunities when we believed the issuers were fundamentally sound and their bonds were priced below fair value. For example, the Maryland Energy Warrior Run Project, which is run by AES, and the Bay Shore Power Project, operated by Toledo Edison, are two well-run power plants financed largely by municipal debt. The fund invested in these issuers' bonds because we believe they offer an attractive level of additional yield relative to the risks in these projects.

Finally, we searched for attractive high-yield investment opportunities in other sectors, as well as monitored the fund's existing holdings. During the period, the fund realized strong performance from some of our healthcare investments, such as bonds issued by Pennsylvania's Allegheny County Hospital system and those issued by the Healtheast system in Minnesota. The fund also benefited from its investment in several BB rated Colorado Charter School bonds. Colorado's legislature continued to provide an attractive financial and operating environment for charter schools in the state.

Nuveen All-American Municipal Bond Fund

Our approach during the past 12 months was to structure the fund defensively. We carefully monitored cash flows, investing new assets into a diversified portfolio of municipal bonds of varying credit qualities, maturities, and economic sectors. This approach was designed to minimize the fund's call risk -- the risk that issuers would redeem high-interest rate bonds and replace them with new bonds at lower interest rates -- and protect the fund's dividend. At present, few bonds in the portfolio are vulnerable to calls in the near future.

Airline bonds represented one area of modest weakness for the fund. We owned a few investments in this sector. In the months after September 11, airlines encountered serious financial difficulties, sending bond prices in the sector falling. Yet these troubles created an unexpected opportunity in airport bonds, which also performed poorly after September 11. This negative performance was surprising, because most airport issues are insured -- their income payments are guaranteed by a third-party such as a bank or insurance company. With these securities trading at substantial discounts to their historical values, we selectively took advantage of these insured bonds. We believe the fund may benefit from these investments going forward.

Healthcare was a second area where we found opportunities during the reporting period. Healthcare bonds generally performed well during the past 12 months. The strong results allowed us to sell securities that we thought had reached their fair value and to diversify into new areas that we believed offered greater potential in the future.

Nuveen Insured Municipal Bond Fund

The climate was generally favorable for insured tax-free bonds during the period, even as the slowing economy, concerns about corporate accounting, and deterioration in the airline industry created a challenging environment for corporate-backed securities. In this environment, many investors were eager for stability, embracing bonds whose income payments were guaranteed by a third party. During the past 12 months, we stuck to our overarching value-oriented investment strategy. For example, we found a number of attractive opportunities in the airport sector, which repelled investors worried about airline health following September 11. Yet we identified airport bonds that were not only insured, but also available at a 25 basis point (0.25 percentage point) discount to their historical value.

Investing in general obligation (GO) debt was a second way we looked to add value. With tax revenues in decline during the period, states and municipalities issued a wide variety of GO bonds. In this environment, we searched for securities that appeared to be priced at attractive levels. For example, during the first quarter of 2002 we purchased $3.3 million worth of State of Hawaii
GOs due to mature in 2021. This bond issue was pricedat just 92 percent of 30-year U.S. Treasury bonds, providing an attractive level of income with the potential for additional appreciation.

                             Annual Report | Page 4

Nuveen Intermediate Duration Municipal Bond Fund

In managing the fund during the past 12 months, our strategy was to remain fully invested in intermediate duration municipal bonds, seeking to optimize fund income and maintain a stable dividend for our shareholders. During the period, we saw opportunities toward the longer end of the intermediate scale, particularly in bonds set to mature in 15 to 20 years. In our opinion, that area of the yield curve may offer the most attractive investment potential over the long term.

During the period we were generally comfortable with the portfolio's overall structure and made few trades. To add to the fund's protection against calls, we sold bonds due to be called in the near future and, when opportunities arose, reinvested the proceeds in longer bonds expected to continue to generate steady income. These reinvestments were generally in garden-variety municipal bonds, representing sectors such as electric utilities and water and sewer, as well as in bonds backed by stable sales tax revenues. A secondary area of focus for us was the healthcare sector, an area of the economy that generally performed well despite the slowdown in most other industries.

Nuveen Limited Term Municipal Bond Fund

Diversification was the overarching theme underlying the Limited Term Fund's management during the past 12 months. With interest rates remaining at historically low levels, we saw the need to invest in bonds of diverse maturities -- especially between one and ten years -- to maintain yields as high as possible. With diversification in mind, we also looked to invest in a mix of securities of varying credit ratings and industry sectors to provide added stability to the fund's income stream.

Believing that higher interest rates from the Federal Reserve would be inevitable down the road, we sought to reduce the fund's duration. As a result, we sold a handful of bonds with distant maturity dates and replaced them with shorter-term bonds.

In this fund we also identified attractive opportunities in the airport sector. For example, we bought bonds issued by the Kenton County [KY] Airport Board which were insured and, therefore, carried a AAA credit rating -- the highest possible. This bond issue provided the fund with more than half a percentage point of additional yield over comparable insured bonds, yet also offered guaranteed income payments.

Q. What is your outlook for the municipal market in general and these Nuveen funds in particular?

A. We believe the economic recovery may continue, yet think the recovery is likely to be weaker than expected. If inflation stays under control and economic growth remains subdued, the Fed may keep interest rates at historically low levels. Such a climate may lead to continued strong supply in municipal bonds, as issuers seek to lock in low prevailing interest rates.

We plan to keep managing the funds defensively, maintaining their duration in line with that of the funds' benchmark, and focusing on the sectors we think may add the most value for shareholders. In general, we are comfortable with how each fund is structured and, barring major market events, do not expect to make dramatic changes. Changes we do make will, of course, vary from fund to fund. In the High Yield Fund, for example, we will continue to look for attractively priced opportunities in the healthcare, electric utility, and charter school sectors, as well as monitor the airline industry for a potential recovery. For all five portfolios, the power industry is one area of the market that bears watching. Since Enron's bankruptcy, credit spreads have widened and bond prices have come down substantially. None of the funds has substantial exposure to this area now, but we will be watching for future investment opportunities.

Finally, we will continue to monitor the funds' call exposure. With interest rates low, calls are always a concern as issuers look to trade existing high-interest debt for new low-interest debt. None of the funds currently faces a high level of call exposure, but, in the interest of preserving fund income for shareholders, we will remain vigilant to reduce the future impact of calls.

                             Annual Report | Page 5

Fund Spotlight as of 4/30/02                                 Nuveen High Yield Municipal Bond Fund
==================================================================================================
Quick Facts
                                A Shares           B Shares             C Shares          R Shares
--------------------------------------------------------------------------------------------------
NAV                              $ 19.88            $ 19.87              $ 19.88           $ 19.89
--------------------------------------------------------------------------------------------------
CUSIP                          67065Q749          67065Q756            67065Q764         67065Q772
--------------------------------------------------------------------------------------------------
Latest Dividend/1/               $0.1020            $0.0895              $0.0930           $0.1055
--------------------------------------------------------------------------------------------------
Inception Date                      6/99               6/99                 6/99              6/99
--------------------------------------------------------------------------------------------------
Annualized Total Returns as of 4/30/02/2/
A Shares                             NAV              Offer
1-Year                            11.73%              7.04%
-----------------------------------------------------------
Since Inception                    5.88%              4.32%
-----------------------------------------------------------
B Shares                        w/o CDSC             w/CDSC
1-Year                            10.97%              6.97%
-----------------------------------------------------------
Since Inception                    5.10%              3.83%
-----------------------------------------------------------
C Shares                             NAV
1-Year                            11.13%
-----------------------------------------------------------
Since Inception                    5.31%
-----------------------------------------------------------
R Shares                             NAV
1-Year                            11.96%
-----------------------------------------------------------
Since Inception                    6.09%
-----------------------------------------------------------
Tax-Free Yields
A Shares                             NAV              Offer
SEC 30-Day Yield                   6.15%              5.89%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/        8.79%              8.41%
-----------------------------------------------------------
B Shares                            NAV
SEC 30-Day Yield                   5.39%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/        7.70%
-----------------------------------------------------------
C Shares                            NAV
SEC 30-Day Yield                   5.60%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/        8.00%
-----------------------------------------------------------
R Shares                            NAV
-----------------------------------------------------------
SEC 30-Day Yield                   6.36%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/        9.09%
-----------------------------------------------------------
Annualized Total Returns as of 3/31/02/2/
A Shares                             NAV              Offer
1-Year                            10.56%              5.93%
-----------------------------------------------------------
Since Inception                    5.61%              4.01%
-----------------------------------------------------------
B Shares                        w/o CDSC             w/CDSC
1-Year                             9.75%              5.75%
-----------------------------------------------------------
Since Inception                    4.82%              3.52%
-----------------------------------------------------------
C Shares                            NAV
1-Year                            10.01%
-----------------------------------------------------------
Since Inception                    5.05%
-----------------------------------------------------------
R Shares                            NAV
1-Year                            10.83%
-----------------------------------------------------------
Since Inception                    5.83%
-----------------------------------------------------------
Bond Credit Quality/4/

[GRAPHIC]

AAA/U.S. Guaranteed                   1%
AA                                    1%
A                                     7%
BBB                                  24%
Other                                67%

Top Five Sectors/4/
Healthcare                                              23%
-----------------------------------------------------------
Utilities                                               22%
-----------------------------------------------------------
Tax Obligation (Limited)                                17%
-----------------------------------------------------------
Transportation                                          14%
-----------------------------------------------------------
Basic Materials                                          6%
-----------------------------------------------------------
Portfolio Statistics
Fund Net Assets ($000)                             $ 83,183
-----------------------------------------------------------
Average Effective Maturity (years)                    19.06
-----------------------------------------------------------
Average Duration                                       7.86
-----------------------------------------------------------

--------------------------------------------------------------------------------
Investment by the fund in lower-rated and nonrated securities presents greater risk of loss of principal than investments in investment-grade securities.
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid May 1, 2002. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2002.

2 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years.
     Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

3    Based on the SEC 30-Day Yield and a federal income tax rate of 30.0%.

4 As a percentage of total bond holdings as of April 30, 2002. Holdings are subject to change.

                             Annual Report | Page 6

Fund Spotlight as of 4/30/02             Nuveen All-American Municipal Bond Fund
================================================================================
Quick Facts

                            A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                           $10.83         $10.84        $10.82         $10.85
--------------------------------------------------------------------------------
CUSIP                      67065Q889      67065Q871     67065Q863      67065Q855
--------------------------------------------------------------------------------
Latest Dividend/1/           $0.0480        $0.0410       $0.0425        $0.0495
--------------------------------------------------------------------------------
Inception Date                 10/88           2/97          6/93           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 4/30/02/2/

A Shares                          NAV           Offer

1-Year                          6.61%           2.13%
-------------------------------------------------------
5-Year                          5.45%           4.54%
-------------------------------------------------------
10-Year                         6.66%           6.20%
-------------------------------------------------------

B Shares                     w/o CDSC          w/CDSC

1-Year                          5.79%           1.79%
-------------------------------------------------------
5-Year                          4.66%           4.49%
-------------------------------------------------------
10-Year                         6.13%           6.13%
-------------------------------------------------------

C Shares                          NAV

1-Year                          6.01%
-------------------------------------------------------
5-Year                          4.87%
-------------------------------------------------------
10-Year                         6.07%
-------------------------------------------------------

R Shares                          NAV

1-Year                          6.88%
-------------------------------------------------------
5-Year                          5.66%
-------------------------------------------------------
10-Year                         6.78%
-------------------------------------------------------

Tax-Free Yields

A Shares                          NAV           Offer

SEC 30-Day Yield                5.16%           4.94%
-------------------------------------------------------
Taxable-Equivalent Yield/3/     7.37%           7.06%
-------------------------------------------------------

B Shares                          NAV

SEC 30-Day Yield                4.41%
-------------------------------------------------------
Taxable-Equivalent Yield/3/     6.30%
-------------------------------------------------------

C Shares                          NAV

SEC 30-Day Yield                4.61%
-------------------------------------------------------
Taxable-Equivalent Yield/3/     6.59%
-------------------------------------------------------

R Shares                          NAV

SEC 30-Day Yield                5.35%
-------------------------------------------------------
Taxable-Equivalent Yield/3/     7.64%
-------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/

A Shares                          NAV           Offer

1-Year                          4.07%          -0.34%
-------------------------------------------------------
5-Year                          5.35%           4.44%
-------------------------------------------------------
10-Year                         6.63%           6.17%
-------------------------------------------------------

B Shares                     w/o CDSC          w/CDSC

1-Year                          3.27%          -0.68%
-------------------------------------------------------
5-Year                          4.56%           4.39%
-------------------------------------------------------
10-Year                         6.11%           6.11%
-------------------------------------------------------

C Shares                          NAV

1-Year                          3.38%
-------------------------------------------------------
5-Year                          4.74%
-------------------------------------------------------
10-Year                         6.03%
-------------------------------------------------------

R Shares                          NAV

1-Year                          4.24%
-------------------------------------------------------
5-Year                          5.59%
-------------------------------------------------------
10-Year                         6.74%
-------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                               33%
-------------------------------------------------------
AA                                                12%
-------------------------------------------------------
A                                                 14%
-------------------------------------------------------
BBB                                               35%
-------------------------------------------------------
Other                                              6%
-------------------------------------------------------

Top Five Sectors/4/

Healthcare                                        19%
-------------------------------------------------------
U.S. Guaranteed                                   15%
-------------------------------------------------------
Utilities                                         15%
-------------------------------------------------------
Transportation                                    14%
-------------------------------------------------------
Education and Civic Organizations                  7%
-------------------------------------------------------

Portfolio Statistics

Fund Net Assets ($000)                       $348,728
-------------------------------------------------------
Average Effective Maturity (years)              17.55
-------------------------------------------------------
Average Duration                                 7.12
-------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

 1 Paid May 1, 2002. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2002.

 2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

 3  Based on the SEC 30-Day Yield and a federal income tax rate of 30.0%.

 4 As a percentage of total bond holdings as of April 30, 2002. Holdings are subject to change.


                             Annual Report | Page 7

Fund Spotlight as of 4/30/02                  Nuveen Insured Municipal Bond Fund
================================================================================

Quick Facts                 A Shares      B Shares      C Shares      R Shares

NAV                           $10.78        $10.78        $10.69        $10.74
--------------------------------------------------------------------------------
CUSIP                      67065Q509     67065Q608     67065Q707     67065Q806
--------------------------------------------------------------------------------
Latest Capital Gain/1/       $0.0028       $0.0028       $0.0028       $0.0028
--------------------------------------------------------------------------------
Latest Dividend/2/           $0.0440       $0.0370       $0.0385       $0.0455
--------------------------------------------------------------------------------
Inception Date                  9/94          2/97          9/94         12/86
--------------------------------------------------------------------------------

Annualized Total Returns as of 4/30/02/3/

A Shares                          NAV           Offer

1-Year                          5.75%           1.30%
-------------------------------------------------------
5-Year                          5.50%           4.59%
-------------------------------------------------------
10-Year                         6.21%           5.76%
-------------------------------------------------------

B Shares                     w/o CDSC          w/CDSC

1-Year                          4.87%           0.87%
-------------------------------------------------------
5-Year                          4.69%           4.53%
-------------------------------------------------------
10-Year                         5.58%           5.58%
-------------------------------------------------------

C Shares                          NAV

1-Year                          5.05%
-------------------------------------------------------
5-Year                          4.92%
-------------------------------------------------------
10-Year                         5.48%
-------------------------------------------------------

R Shares                          NAV

1-Year                          5.84%
-------------------------------------------------------
5-Year                          5.69%
-------------------------------------------------------
10-Year                         6.42%
-------------------------------------------------------

Tax-Free Yields

A Shares                         NAV            Offer

SEC 30-Day Yield                3.64%           3.49%
-------------------------------------------------------
Taxable-Equivalent Yield/4/     5.20%           4.99%
-------------------------------------------------------

B Shares                          NAV

SEC 30-Day Yield                2.90%
-------------------------------------------------------
Taxable-Equivalent Yield/4/     4.14%
-------------------------------------------------------

C Shares                          NAV

SEC 30-Day Yield                3.10%
-------------------------------------------------------
Taxable-Equivalent Yield4       4.43%
-------------------------------------------------------

R Shares                          NAV

SEC 30-Day Yield                3.84%
-------------------------------------------------------
Taxable-Equivalent Yield4       5.49%
-------------------------------------------------------

Annualized Total Returns as of 3/31/02/3/

A Shares                          NAV           Offer

1-Year                          3.04%          -1.32%
-------------------------------------------------------
5-Year                          5.36%           4.46%
-------------------------------------------------------
10-Year                         6.15%           5.69%
-------------------------------------------------------

B Shares                     w/o CDSC          w/CDSC

1-Year                          2.28%          -1.64%
-------------------------------------------------------
5-Year                          4.56%           4.39%
-------------------------------------------------------
10-Year                         5.51%           5.51%
-------------------------------------------------------

C Shares                          NAV

1-Year                          2.54%
-------------------------------------------------------
5-Year                          4.79%
-------------------------------------------------------
10-Year                         5.41%
-------------------------------------------------------

R Shares                          NAV

1-Year                          3.22%
-------------------------------------------------------
5-Year                          5.56%
-------------------------------------------------------
10-Year                         6.35%
-------------------------------------------------------

Bond Credit Quality/5/

[PIE CHART APPEARS HERE]

Insured/U.S. Guaranteed         22%
U.S. Guaranteed                  3%
Insured                         75%


Portfolio Statistics

Fund Net Assets ($000)                       $847,965
-------------------------------------------------------
Average Effective Maturity (years)              17.84
-------------------------------------------------------
Average Duration                                 5.83
-------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

2 Paid May 1, 2002. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2002.

3 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

4    Based on the SEC 30-Day Yield and a federal income tax rate of 30.0%.

5 As a percentage of total bond holdings as of April 30, 2002. Holdings are subject to change. Insurance or escrow does not guarantee the market value of municipal securities or the value of the Fund's shares.


                             Annual Report | Page 8

Fund Spotlight as of 4/30/02                     Nuveen Intermediate Duration Municipal Bond Fund
=================================================================================================
Quick Facts                        A Shares          B Shares          C Shares          R Shares
NAV                                   $9.27             $9.27             $9.27             $9.28
-------------------------------------------------------------------------------------------------
CUSIP                             67065Q202         67065Q103         67065Q301         67065Q400
-------------------------------------------------------------------------------------------------
Latest Capital Gain/1/             $ 0.0138          $ 0.0138          $ 0.0138          $ 0.0138
-------------------------------------------------------------------------------------------------
Latest Dividend2                   $ 0.0370          $ 0.0310          $ 0.0325          $ 0.0385
-------------------------------------------------------------------------------------------------
Inception Date                         6/95              2/97              6/95             11/76
-------------------------------------------------------------------------------------------------
Annualized Total Returns as of 4/30/02/3/
A Shares                                NAV             Offer
1-Year                                5.54%             2.37%
-------------------------------------------------------------
5-Year                                5.48%             4.84%
-------------------------------------------------------------
10-Year                               5.87%             5.55%
-------------------------------------------------------------
B Shares                           w/o CDSC            w/CDSC
1-Year                                4.73%             0.73%
-------------------------------------------------------------
5-Year                                4.66%             4.50%
-------------------------------------------------------------
10-Year                               5.28%             5.28%
-------------------------------------------------------------
C Shares                                NAV
1-Year                                5.05%
-------------------------------------------------------------
5-Year                                4.88%
-------------------------------------------------------------
10-Year                               5.19%
-------------------------------------------------------------
R Shares                                NAV
1-Year                                5.74%
-------------------------------------------------------------
5-Year                                5.68%
-------------------------------------------------------------
10-Year                               6.11%
-------------------------------------------------------------
Tax-Free Yields
A Shares                                NAV             Offer
SEC 30-Day Yield                      3.87%             3.75%
-------------------------------------------------------------
Taxable-Equivalent Yield/4/           5.53%             5.36%
B Shares                               NAV
SEC 30-Day Yield                      3.13%
-------------------------------------------------------------
Taxable-Equivalent Yield/4/           4.47%
-------------------------------------------------------------
C Shares                               NAV
SEC 30-Day Yield                      3.33%
-------------------------------------------------------------
Taxable-Equivalent Yield/4/             4.76%
-------------------------------------------------------------
R Shares                                NAV
SEC 30-Day Yield                      4.07%
-------------------------------------------------------------
Taxable-Equivalent Yield/4/             5.81%
-------------------------------------------------------------
Annualized Total Returns as of 3/31/02/3/
A Shares                                NAV             Offer
1-Year                                3.52%             0.40%
-------------------------------------------------------------
5-Year                                5.42%             4.78%
-------------------------------------------------------------
10-Year                               5.83%             5.51%
-------------------------------------------------------------
B Shares                          w/o CDSC             w/CDSC
1-Year                                2.73%            -1.21%
-------------------------------------------------------------
5-Year                                4.65%             4.48%
-------------------------------------------------------------
10-Year                               5.24%             5.24%
-------------------------------------------------------------
C Shares                                NAV
1-Year                                2.93%
-------------------------------------------------------------
5-Year                                4.84%
-------------------------------------------------------------
10-Year                               5.15%
-------------------------------------------------------------
R Shares                                NAV
1-Year                                3.72%
-------------------------------------------------------------
5-Year                                5.64%
-------------------------------------------------------------
10-Year                               6.08%
-------------------------------------------------------------
Bond Credit Quality/5/

[GRAPHIC]

AAA/U.S. Guaranteed           45%
AA                            31%
A                             14%
BBB                            9%
Other                          1%

Top Five Sectors/5/
Utilities                                                 19%
-------------------------------------------------------------
Healthcare                                                17%
-------------------------------------------------------------
U.S. Guaranteed                                           16%
-------------------------------------------------------------
Water and Sewer                                           11%
-------------------------------------------------------------
Tax Obligation (Limited)                                  10%
-------------------------------------------------------------
Portfolio Statistics
Fund Net Assets ($000)                            $ 2,858,912
-------------------------------------------------------------
Average EffectiveMaturity (years)                       15.40
-------------------------------------------------------------
Average Duration                                         5.59
-------------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

2 Paid May 1, 2002. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2002.

3 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees.
     Class A shares have a 3.0% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

4    Based on the SEC 30-Day Yield and a federal income tax rate of 30.0%.

5 As a percentage of total bond holdings as of April 30, 2002. Holdings are subject to change.

                             Annual Report | Page 9

Fund Spotlight as of 4/30/02             Nuveen Limited Term Municipal Bond Fund
================================================================================

Quick Facts                        A Shares     C SharesR Shares
NAV                                  $10.72       $10.70        $ 10.68
--------------------------------------------------------------------------------
CUSIP                             67065Q848    67065Q830      67065Q822
--------------------------------------------------------------------------------
Latest Capital Gain/1/             $ 0.0008     $ 0.0008        $0.0008
--------------------------------------------------------------------------------
Latest Dividend/2/                 $ 0.0400     $ 0.0370        $0.0420
--------------------------------------------------------------------------------
Inception Date                        10/87        12/95           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 4/30/02/3/
A Shares                      NAV                    Offer
1-Year                       5.54%                   2.90%
-----------------------------------------------------------
5-Year                       4.93%                   4.40%
-----------------------------------------------------------
10-Year                      5.30%                   5.04%
-----------------------------------------------------------

C Shares                      NAV
1-Year                       5.20%
-----------------------------------------------------------
5-Year                       4.56%
-----------------------------------------------------------
10-Year                      4.95%
-----------------------------------------------------------

R Shares                      NAV
1-Year                       5.70%
-----------------------------------------------------------
5-Year                       5.12%
-----------------------------------------------------------
10-Year                      5.39%
-----------------------------------------------------------

Tax-Free Yields
A Shares                      NAV                    Offer
SEC 30-Day Yield             3.88%                   3.78%
------------------------------------------------------------
Taxable-Equivalent Yield/4/  5.54%                   5.40%
------------------------------------------------------------
C Shares                      NAV
SEC 30-Day Yield             3.53%
------------------------------------------------------------
Taxable-Equivalent Yield/4/  5.04%
------------------------------------------------------------
R Shares                      NAV
------------------------------------------------------------
SEC 30-Day Yield             4.08%
------------------------------------------------------------
Taxable-Equivalent Yield/4/  5.83%
------------------------------------------------------------

Annualized Total Returns as of 3/31/023
A Shares                      NAV                    Offer
1-Year                       3.70%                   1.14%
------------------------------------------------------------
5-Year                       4.69%                   4.17%
------------------------------------------------------------
10-Year                      5.25%                   4.99%
------------------------------------------------------------

C Shares                      NAV
1-Year                       3.35%
------------------------------------------------------------
5-Year                       4.31%
------------------------------------------------------------
10-Year                      4.90%
------------------------------------------------------------

R Shares                      NAV
1-Year                       3.84%
------------------------------------------------------------
5-Year                       4.87%
------------------------------------------------------------
10-Year                      5.34%
------------------------------------------------------------

Bond Credit Quality/5/

[GRAPHIC]

               AAA/U.S. Guaranteed           33%
               -----------------------------------
               AA                            14%
               -----------------------------------
               A                             18%
               -----------------------------------
               BBB                           32%
               -----------------------------------
               Other                          3%
               -----------------------------------

Top Five Sectors/5/
Utilities                                    22%
------------------------------------------------------------
Healthcare                                   18%
------------------------------------------------------------
Education and Civic Organizations            12%
------------------------------------------------------------
Tax Obligation (Limited)                     10%
------------------------------------------------------------
Tax Obilgation (General)                      8%
------------------------------------------------------------

Portfolio Statistics

Fund Net Assets (S000)                 $ 556,959
------------------------------------------------------------
Average Effective Maturity (years)          5.29
------------------------------------------------------------
Average Duration                            4.97
------------------------------------------------------------
--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

 1 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

 2 Paid May 1, 2002. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2002.

 3 Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

 4 Based on the SEC 30-Day Yield and a federal income tax rate of 30.0%.

 5 As a percentage of long-term bond holdings as of April 30, 2002. Holdings are subject to change.


                            Annual Report | Page 10

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
================================================================================

                  Nuveen High Yield Municipal Bond Fund/1, 2/

                              [CHART APPEARS HERE]

                         Nuveen High         Nuveen High       Lehman Brothers
                       Yield Municipal     Yield Municipal     Municipal Bond
                          Bond Fund           Bond Fund          High Yield
                       (Offer) $11,634     (NAV) $12,145        Index $11,103
Jun-99                     $9,580              $10,000             $10,000
Apr-00                     $9,595              $10,016              $9,809
Apr-01                    $10,413              $10,869             $10,539
Apr-02                    $11,634              $12,145             $11,103

                  Nuveen All-American Municipal Bond Fund/1, 3/

                              [CHART APPEARS HERE]

                   Nuveen All-American    Nuveen All-American   Lehman Brothers
                      Municipal Bond         Municipal Bond     Municipal Bond
                   Fund (Offer) $18,247   Fund (NAV) $19,047     Index $19,492
Apr-92                   $9,580                 $10,000             $10,000
Apr-93                  $11,038                 $11,522             $11,265
Apr-94                  $11,323                 $11,819             $11,508
Apr-95                  $12,016                 $12,542             $12,273
Apr-96                  $12,932                 $13,499             $13,249
Apr-97                  $13,998                 $14,611             $14,250
Apr-98                  $15,442                 $16,119             $15,575
Apr-99                  $16,405                 $17,124             $16,657
Apr-00                  $15,668                 $16,355             $16,504
Apr-01                  $17,115                 $17,865             $18,217
Apr-02                  $18,247                 $19,047             $19,492

                    Nuveen Insured Municipal Bond Fund/1, 3/

                              [CHART APPEARS HERE]

                      Nuveen Insured        Nuveen Insured     Lehman Brothers
                      Municipal Bond        Municipal Bond     Municipal Bond
                   Fund (Offer) $17,503   Fund (NAV) $18,271    Index $19,492
Apr-92                   $9,580                 $10,000             $10,000
Apr-93                  $10,877                 $11,354             $11,265
Apr-94                  $10,977                 $11,458             $11,508
Apr-95                  $11,773                 $12,289             $12,273
Apr-96                  $12,623                 $13,176             $13,249
Apr-97                  $13,394                 $13,982             $14,250
Apr-98                  $14,606                 $15,247             $15,575
Apr-99                  $15,544                 $16,226             $16,657
Apr-00                  $15,205                 $15,871             $16,504
Apr-01                  $16,552                 $17,278             $18,217
Apr-02                  $17,503                 $18,271             $19,492

--------------------------------------------------------------------------------

The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

/1/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

/2/ The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/3/ The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                            Annual Report | Page 11

--------------------------------------------------------------------------------
                    Growth of an Assumed $10,000 Investment
================================================================================

Nuveen Intermediate Duration Municipal Bond Fund/1/

                              [CHART APPEARS HERE]

                   Nuveen Intermediate   Nuveen Intermediate   Lehman Brothers
                   Duration Municipal    Duration Municipal    7-Year Municipal
                   Bond Fund             Bond Fund             Bond Index
                   (Offer) $17,154       (NAV) $17,685         $18,593
Apr-92                   $ 9,700               $10,000             $10,000
Apr-93                   $10,673               $11,003             $11,130
Apr-94                   $10,867               $11,203             $11,476
Apr-95                   $11,568               $11,926             $12,147
Apr-96                   $12,293               $12,674             $13,067
Apr-97                   $13,138               $13,544             $13,768
Apr-98                   $14,320               $14,763             $14,849
Apr-99                   $15,221               $15,692             $15,858
Apr-00                   $14,913               $15,374             $15,855
Apr-01                   $16,254               $16,757             $17,376
Apr-02                   $17,154               $17,685             $18,593


Nuveen Limited Term Municipal Bond Fund/2/

                              [CHART APPEARS HERE]

                   Nuveen Limited        Nuveen Limited        Lehman Brothers
                   Term Municipal        Term Municipal        5-Year Municipal
                     Bond Fund             Bond Fund              Bond Index
                   (Offer) $16,338       (NAV) $16,757             $17,787
Apr-92                 $ 9,750               $10,000               $10,000
Apr-93                 $10,772               $11,049               $11,010
Apr-94                 $11,118               $11,403               $11,340
Apr-95                 $11,566               $11,863               $11,959
Apr-96                 $12,260               $12,574               $12,781
Apr-97                 $12,846               $13,176               $13,376
Apr-98                 $13,703               $14,054               $14,277
Apr-99                 $14,467               $14,838               $15,204
Apr-00                 $14,384               $14,753               $15,260
Apr-01                 $15,480               $15,877               $16,644
Apr-02                 $16,338               $16,757               $17,787

--------------------------------------------------------------------------------
The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers 7-Year Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 3.0% applicable to A shares and all ongoing fund expenses. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This Index more closely compares to the duration of the bond's in the fund's portfolio. An index is not available for direct investment. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

2 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers 5-Year Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 2.5% applicable to A shares and all ongoing fund expenses. The Lehman Brothers 5-year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This Index more closely compares to the duration of the bond's in the fund's portfolio. An index is not available for direct investment. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

                            Annual Report | Page 12

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND
April 30, 2002


   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.6%

   $    500  City of Pine Bluff, Arkansas, Environmental Improvement       2/10 at 101.00       BBB $       522,805
              Revenue Refunding Bonds (International Paper Company
              Project), 2000 Series A, 6.700%, 8/01/20 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             California - 4.3%

     14,500  California Pollution Control Financing Authority, Solid       7/07 at 102.00       N/R       1,639,950
              Waste Disposal Revenue Bonds (CanFibre of Riverside
              Project), Tax-Exempt Series 1997A, 9.000%, 7/01/19
              (Alternative Minimum Tax)#

      2,000  Regional Airports Improvement Corporation, California, Los   12/12 at 102.00        BB       1,956,240
              Angeles International Airport Facilities Sublease Revenue
              Bonds (American Airlines, Inc. Terminal 4 Project), Series
              2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Colorado - 11.7%

      3,000  Colorado Educational and Cultural Facilities Authority,       8/11 at 100.00       Ba2       3,007,380
              Boulder County, Charter School Revenue Bonds (Peak to Peak
              Charter School Project - Created by Boulder Valley School
              District No. RE-2), Series 2001, 7.625%, 8/15/31

      2,960  Colorado Educational and Cultural Facilities Authority,       6/11 at 100.00       Ba1       2,920,188
              Charter School Revenue Bonds (Frontier Academy Project in
              Weld County - School District No. 6), Series 2001, 7.250%,
              6/01/20

      2,000  Colorado Educational and Cultural Facilities Authority,       2/12 at 100.00       N/R       1,991,740
              Charter School Revenue Bonds (Compass Montessori Secondary
              School Project in Jefferson County - School District No.
              R-1), Series 2002,
               8.000%, 2/15/32

             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds (Platte River Academy Project
             in Douglas County - School District No. RE-1), Series 2002A:
      1,000    7.250%, 3/01/22                                             3/12 at 100.00       Ba2         985,910
        750    7.250%, 3/01/32                                             3/12 at 100.00       Ba2         728,970
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.7%

      1,455  Connecticut Development Authority, Health Facility            8/04 at 102.00       N/R       1,404,672
              Refunding Revenue Bonds (Alzheimer's Resource Center of
              Connecticut, Inc. Project), Series 1994A, 7.125%, 8/15/14
-------------------------------------------------------------------------------------------------------------------
             Florida - 1.1%

        900  Industrial Development Authority, Martin County, Florida,    12/04 at 102.00      BBB-         929,295
              Industrial Development Revenue Bonds (Indiantown
              Cogeneration L.P. Project), Series 1994A, 7.875%, 12/15/25
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Georgia - 3.7%

             Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station
             Project), Series 2001:
      1,650    7.750%, 12/01/14                                           12/11 at 101.00       N/R       1,647,855
      1,400    7.900%, 12/01/24                                           12/11 at 101.00       N/R       1,397,648
-------------------------------------------------------------------------------------------------------------------
             Illinois - 4.0%

        140  City of Chicago, Illinois, Tax Increment Allocation Bonds     1/09 at 100.00       N/R         137,417
              (Irving-Cicero Redevelopment Project), Series 1998,
              7.000%, 1/01/14

             Illinois Health Facilities Authority, Revenue Refunding
             Bonds (Proctor Community Hospital Project), Series 1991:
        390    7.500%, 1/01/11                                             7/02 at 101.00       BB+         386,767
        825    7.375%, 1/01/23                                             7/02 at 101.00       BB+         794,888

        300  Village of Libertyville, Illinois, Affordable Housing        11/09 at 100.00        A2         304,182
              Revenue Bonds (Liberty Towers Project), Series 1999A,
              7.000%, 11/01/29

             Robbins, Illinois, Resource Recovery Revenue Bonds
             (Restructuring Project - Guaranteed by Foster Wheeler),
             Series 1999C:
        522    7.250%, 10/15/09 (Alternative Minimum Tax)                    No Opt. Call       N/R         256,406
      3,200    7.250%, 10/15/24 (Alternative Minimum Tax)                    No Opt. Call       N/R       1,464,088
-------------------------------------------------------------------------------------------------------------------
             Indiana - 5.5%

      2,600  Indianapolis Airport Authority, Indiana, Specialty Facility  11/05 at 102.00        B+       1,767,402
              Revenue Bonds (United Airlines, Inc. - Indianapolis
              Maintenance Center Project), Series 1995A, 6.500%,
              11/15/31 (Alternative Minimum Tax)

      3,000  Whitley County, Indiana, Solid Waste and Sewage Disposal     11/10 at 102.00       N/R       2,802,810
              Revenue Bonds (Steel Dynamics, Inc. Project), Series 1998,
              7.250%, 11/01/18 (Alternative Minimum Tax)

----
13

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Iowa - 2.9%

   $    690  Iowa Higher Education Loan Authority, Private College        10/10 at 102.00       N/R $       713,653
              Facility Revenue Bonds (Waldorf College Project), Series
              1999, 7.375%, 10/01/19

      2,000  Tobacco Settlement Authority, Iowa, Tobacco Settlement        6/11 at 101.00        A1       1,707,560
              Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
-------------------------------------------------------------------------------------------------------------------
             Kentucky - 6.7%

             Kentucky Economic Development Finance Authority, Hospital
             System Refunding and Improvement Revenue Bonds (Appalachian
             Regional Healthcare, Inc. Project), Series 1997:
      1,000    5.850%, 10/01/17                                            4/08 at 102.00       BB-         837,780
      3,500    5.875%, 10/01/22                                            4/08 at 102.00       BB-       2,798,950

             Public Properties Corporation, City of Newport, Kentucky,
             First Mortgage Revenue Bonds (Public Parking and Plaza
             Project), Series 2000A:
      1,500    8.375%, 1/01/18                                             7/10 at 104.00       N/R       1,456,425
        475    8.500%, 1/01/27                                             7/10 at 104.00       N/R         458,655
-------------------------------------------------------------------------------------------------------------------
             Maryland - 2.7%

      2,040  Maryland Energy Financing Administration, Limited             9/05 at 102.00       N/R       2,106,790
              Obligation Cogeneration Revenue Bonds (AES Warrior Run
              Project), Series 1995, 7.400%, 9/01/19 (Alternative
              Minimum Tax)

        315  Prince Georges County, Maryland, Project and Refunding        7/04 at 102.00        B3         162,102
              Revenue Bonds (Dimensions Health Corporation Issue),
              Series 1994, 5.375%, 7/01/14
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 4.1%

      1,000  Massachusetts Development Finance Agency, Resource Recovery  12/09 at 102.00       BBB         917,960
              Revenue Bonds (Ogden Haverhill), Series 1999A, 6.700%,
              12/01/14 (Alternative Minimum Tax)

      1,500  Massachusetts Development Finance Agency, Pioneer Valley        No Opt. Call       N/R       1,596,150
              Resource Recovery Revenue Bonds (Eco-Springfield LLC
              Project), Series 2000A, 8.375%, 7/01/14 (Alternative
              Minimum Tax)

      1,000  Massachusetts Industrial Finance Agency, Resource Recovery      No Opt. Call       BBB         917,060
              Revenue Refunding Bonds (Ogden Haverhill Project), Series
              1992A Remarketing, 4.850%, 12/01/05
-------------------------------------------------------------------------------------------------------------------
             Michigan - 2.5%

      1,600  Michigan Municipal Bond Authority, Public School Academy     10/09 at 102.00       Ba1       1,601,488
              Revenue Bonds (YMCA Service Learning Academy), Series
              2001, 7.250%, 10/01/11

        500  Wayne County, Michigan, Special Airport Facilities Revenue   12/05 at 102.00       N/R         460,565
              Bonds (Northwest Airlines, Inc.), Refunding Series 1995,
              6.750%, 12/01/15
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 8.1%

      2,500  Minneapolis-St. Paul Metropolitan Airports Commission,        4/11 at 101.00       N/R       2,264,425
              Minnesota, Special Facilities Revenue Bonds (Northwest
              Airlines, Inc. Project), Series 2001A, 7.000%, 4/01/25
              (Alternative Minimum Tax)

        400  Housing and Redevelopment Authority, Northwest Minnesota     10/04 at 102.00       N/R         312,888
              Multi-County, Governmental Housing Revenue Bonds (Pooled
              Housing Program), Series 1994A, 8.125%, 10/01/26

      3,000  Housing and Redevelopment Authority, City of South St.       11/04 at 102.00       Ba2       2,762,940
              Paul, Minnesota, Hospital Facility Revenue Refunding Bonds
              (HealthEast Project), Series 1994, 6.750%, 11/01/09

      1,380  City of White Bear Lake, Minnesota, First Mortgage Nursing   11/03 at 102.00       N/R       1,406,289
              Home Revenue Refunding Bonds (White Bear Lake Care Center,
              Inc. Project), Series 1992, 8.250%, 11/01/12
-------------------------------------------------------------------------------------------------------------------
             Montana - 2.4%

      2,000  Montana State Board of Investments, Exempt Facility Revenue   7/10 at 101.00       Ba3       2,000,620
              Bonds (Stillwater Mining Company Project), Series 2000,
              8.000%, 7/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Nevada - 0.7%

        750  Clark County, Nevada, Industrial Development Revenue Bonds    1/03 at 102.00        B-         571,860
              (Nevada Power Company Project), Series 1995A, 5.600%,
              10/01/30 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 1.8%

      1,500  New Hampshire Health and Education Facilities Authority,     10/11 at 101.00        A+       1,482,090
              Revenue Bonds (Exeter Hospital), Series 2001A, 5.750%,
              10/01/31

----
14

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.5%

    $    400 New Jersey Economic Development Authority, Electric Energy    6/02 at 102.00       BB+ $       408,604
              Facility Revenue Bonds (Vineland Cogeneration Limited
              Partnership Project), Series 1992, 7.875%, 6/01/19
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.7%

        610  City of Farmington, New Mexico, Pollution Control Refunding  10/02 at 101.00        BB         590,651
              Revenue Bonds (Southern California Edison Company Four
              Corners Project), 1991 Series A, 7.200%, 4/01/21
-------------------------------------------------------------------------------------------------------------------
             New York - 5.1%

      1,380  Industrial Development Agency, Cattaraugus County, New          No Opt. Call       N/R       1,303,810
              York, Tax-Exempt Industrial Development Revenue Bonds
              (Laidlaw Energy & Environmental, Inc. Project), Series
              1999A, 8.500%, 7/01/21 (Alternative Minimum Tax)

        500  Industrial Development Agency, Erie County, New York, Solid  12/10 at 103.00       N/R         168,125
              Waste Disposal Facility Revenue Bonds (1998 CanFibre of
              Lackawanna Project), 9.050%, 12/01/25 (Alternative Minimum
              Tax)##

             Dormitory Authority of the State of New York, Revenue Bonds
             (NYACK Hospital), Series 1996:
      2,000    6.000%, 7/01/06                                             7/06 at 102.00       Ba3       1,811,620
        500    6.250%, 7/01/13                                             7/06 at 102.00       Ba3         411,430

        500  Dormitory Authority of the State of New York, Insured         7/09 at 101.00        AA         540,400
              Revenue Bonds (Marymount Manhattan College), Series 1999,
              6.125%, 7/01/21
-------------------------------------------------------------------------------------------------------------------
             Ohio - 4.0%

      1,000  Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R         904,260
              Revenue Bonds (Bay Shore Power Project), Convertible
              Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

             Ohio Water Development Authority, Solid Waste Disposal
             Revenue Bonds (Bay Shore Power Project), Convertible Series
             1998B:
      1,500    6.625%, 9/01/20 (Alternative Minimum Tax)                   9/09 at 102.00       N/R       1,478,400
      1,000    6.625%, 9/01/20 (Alternative Minimum Tax)                   9/09 at 102.00       N/R         985,600
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 10.0%

      3,200  Hospital Development Authority, Allegheny County,            11/10 at 102.00        B+       3,436,224
              Pennsylvania, Health System Revenue Bonds (West Penn
              Allegheny Health System), Series 2000B, 9.250%, 11/15/30

        735  Industrial Development Authority, Carbon County,                No Opt. Call      BBB-         783,745
              Pennsylvania, Resource Recovery Revenue Refunding Bonds
              (Panther Creek Partners Project), Series 2000, 6.650%,
              5/01/10 (Alternative Minimum Tax)

        865  Cumberland County Municipal Authority, Pennsylvania, First   11/04 at 102.00   BBB-***         959,397
              Mortgage Revenue and Refunding Bonds (Carlisle Hospital
              and Health Services), Series 1994, 6.800%, 11/15/14
              (Pre-refunded to 11/15/04)

        175  New Morgan Industrial Development Authority, Pennsylvania,    4/04 at 102.00       BB-         162,953
              Solid Waste Disposal Revenue Bonds (New Morgan Landfill
              Company, Inc. Project), Series 1994, 6.500%, 4/01/19
              (Alternative Minimum Tax)

      1,400  Pennsylvania Economic Development Finance Authority,          1/04 at 102.00      BBB-       1,424,724
              Resource Recovery Revenue Bonds (Northampton Generating
              Project), Senior Series 1994A, 6.400%, 1/01/09
              (Alternative Minimum Tax)

      1,500  Pennsylvania Economic Development Finance Authority,         12/04 at 102.00      BBB-       1,567,305
              Resource Recovery Revenue Bonds (Colver Project), Series
              1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 3.0%

             Connector 2000 Association, Inc., South Carolina, Senior
             Lien Toll Road Revenue Bonds, Series 1998B:
      4,560    0.000%, 1/01/32                                              1/08 at 25.56      BBB-         315,324
      4,550    0.000%, 1/01/33                                              1/08 at 24.13      BBB-         287,515

             Tobacco Settlement Revenue Management Authority, Tobacco
             Settlement Asset-Backed Bonds, Series 2001B:
      1,500    6.000%, 5/15/22                                             5/11 at 101.00        A1       1,503,870
        400    6.375%, 5/15/28                                             5/11 at 101.00        A1         402,044

----
15

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Texas - 2.0%

   $    800  Dallas-Fort Worth International Airport Facility             11/09 at 101.00        BB $       636,744
              Improvement Corporation, Texas, Revenue Bonds (American
              Airlines, Inc.) Series 1999, 6.375%, 5/01/35 (Alternative
              Minimum Tax)

      1,000  Dallas-Fort Worth International Airport Facility             11/12 at 102.00       BB-         963,230
              Improvement Corporation, Texas, Revenue Bonds (American
              Airlines, Inc. Project), Series 2002, 8.250%, 11/01/36
              (Alternative Minimum Tax)

        140  Housing Finance Corporation, Harris County, Texas,            7/12 at 103.00         B          56,000
              Multifamily Housing Revenue Bonds (Windfern Pointe and
              Waterford Place Apartments), Junior Subordinate Lien 1999
              Series D, 9.000%, 7/01/29##
-------------------------------------------------------------------------------------------------------------------
             Utah - 1.1%

        750  City of Bountiful, Davis County, Utah, Hospital Revenue      12/08 at 101.00       N/R         639,675
              Refunding Bonds (South Davis Community Hospital Project),
              Series 1998, 5.750%, 12/15/18

        250  Utah Housing Finance Agency, Single Family Mortgage Bonds,    7/09 at 101.50       Aa2         264,008
              1999 Series F, 6.300%, 7/01/21
-------------------------------------------------------------------------------------------------------------------
             Virginia - 2.7%

      1,500  Industrial Development Authority, Rockbridge County,          7/11 at 100.00      Baa3       1,501,815
              Virginia, Revenue and Refunding Bonds (Virginia Horse
              Center), Series 2001C, 6.850%, 7/15/21

        735  Virginia Small Business Financing Authority, Industrial         No Opt. Call       N/R         745,239
              Development Revenue Bonds (S.I.L. Clean Water L.L.C.
              Project), Series 1999, 7.250%, 11/01/09
-------------------------------------------------------------------------------------------------------------------
             Washington - 1.2%

      1,000  Port of Seattle, Washington, Passenger Facility Charge       12/08 at 101.00       AAA       1,012,680
              Revenue Bonds, Series 1998B, 5.300%, 12/01/16 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Wisconsin - 4.6%

      1,365  Wisconsin Health and Educational Facilities Authority,       10/11 at 100.00       BBB       1,344,564
              Revenue Bonds (Carroll College, Inc. Project),
              Series 2001, 6.250%, 10/01/21

      2,500  Wisconsin Health and Educational Facilities Authority,        5/12 at 100.00       N/R       2,505,200
              Revenue Bonds (Divine Savior Healthcare), Series 2002A,
              7.500%, 5/01/32 (WI, settling 5/09/02)
-------------------------------------------------------------------------------------------------------------------
   $110,057  Total Investments (cost $80,504,322) - 99.4%                                                82,698,019
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.6%                                                           485,150
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    83,183,169
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) an prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          # Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.
           ## Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
          N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

----
16

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Alabama - 1.9%

   $     25  Alabama Housing Finance Authority, Single Family Mortgage     4/04 at 102.00       Aaa $        26,039
              Revenue Bonds (Collateralized Home Mortgage Revenue Bond
              Program), 1994 Series A-1, 6.600%, 4/01/19

        200  Alabama State Docks Department, Docks Facilities Revenue     10/06 at 102.00       AAA         214,496
              Bonds, Series 1996, 6.100%, 10/01/13 (Alternative Minimum
              Tax)

        400  Utilities Board of the City of Bayou La Batre, Alabama,       3/07 at 102.00        AA         407,060
              Water and Sewer Revenue Refunding and Improvement Bonds,
              Series 1997, 5.750%, 3/01/27

        100  Industrial Development Board, Town of Courtland, Alabama,     9/05 at 102.00       BBB         102,267
              Solid Waste Disposal Revenue Bonds (Champion International
              Paper Corporation Project), Series 1995A, 6.500%, 9/01/25
              (Alternative Minimum Tax)

        100  Jefferson County, Alabama, Sewer Revenue Warrants, Series     2/07 at 101.00       AAA         103,800
              1997D, 5.750%, 2/01/27

        500  Industrial Development Board, City of Phenix, Alabama,        4/08 at 102.00       BBB         444,110
              Environmental Improvement Revenue Bonds (Mead Coated
              Board), Refunding Series 1998, 5.300%, 4/01/27
              (Alternative Minimum Tax)

      5,000  The Southeast Alabama Gas District, General System Revenue    6/10 at 102.00       Aaa       5,157,950
              Bonds, Series A, 5.500%, 6/01/20

        250  Industrial Development Board, City of Tallassee, Alabama,     8/06 at 102.00      A***         282,133
              Industrial Revenue Bonds (Dow-United Technologies
              Composite Products), Series 1996-A, 6.100%,
              8/01/14 (Pre-refunded to 8/01/06)
-------------------------------------------------------------------------------------------------------------------
             Alaska - 1.2%

      3,000  Municipality of Anchorage, Alaska, Water Revenue and          9/09 at 101.00       AAA       3,221,160
             Refunding Bonds, Series 1999, 6.000%, 9/01/24

      1,000  Northern Tobacco Securitization Corporation, Alaska,          6/11 at 100.00       Aa3         922,760
              Tobacco Settlement Asset-Backed Revenue Bonds, Series
              2001, 5.500%, 6/01/29
-------------------------------------------------------------------------------------------------------------------
             Arizona - 1.5%

      2,100  Arizona Health Facilities Authority, Hospital System         12/10 at 102.00       BBB       2,163,105
              Revenue Bonds (John C. Lincoln Health Network), Series
              2000, 7.000%, 12/01/25

      1,300  Industrial Development Authority, Maricopa County, Arizona,   7/08 at 101.00       BBB       1,138,228
             Health Facility Revenue
               Bonds (Catholic Healthcare West Project), 1998 Series A,
             5.000%, 7/01/21

      2,150  Industrial Development Authority, Yavapai County, Arizona,    6/07 at 101.00       BBB       1,800,453
              Industrial Development Revenue Bonds (Citizens Utilities
              Company Project), 1998 Series, 5.450%,
              6/01/33 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             California - 3.0%

      8,000  Contra Costa Home Mortgage Finance Authority, California,       No Opt. Call       AAA       3,525,440
              1984 Home Mortgage Revenue Bonds, 0.000%, 9/01/17

      2,000  Foothill-Eastern Transportation Corridor Agency,                No Opt. Call       AAA       1,849,360
              California, Toll Road Revenue Bonds, Series 1995A, 0.000%,
              1/01/05

      1,500  Long Beach Aquarium of the Pacific, California, Revenue       7/05 at 102.00       AAA       1,671,090
              Bonds (Aquarium of the Pacific Project), 1995 Series A,
              6.125%, 7/01/23 (Pre-refunded to 7/01/05)

      1,735  Regional Airports Improvement Corporation, California,        5/06 at 102.00       BB+       1,627,638
              Facilities Sublease Refunding Revenue Bonds (Delta Air
              Lines, Inc.--Los Angeles International Airport), Series
              1996, 6.350%, 11/01/25

             Sacramento Cogeneration Authority, California, Cogeneration
             Project Revenue Bonds (Procter & Gamble Project), 1995
             Series:
        500    6.200%, 7/01/06                                             7/05 at 102.00       BBB         543,275
      1,000    6.500%, 7/01/21 (Pre-refunded to 7/01/05)                   7/05 at 102.00       AAA       1,140,430
-------------------------------------------------------------------------------------------------------------------
             Colorado - 4.1%

      6,000  E-470 Public Highway Authority, Arapahoe County, Colorado,      No Opt. Call       AAA       5,401,560
              Capital Improvement Trust Fund, Senior Highway Revenue
              Bonds (E-470 Project), Series C, 0.000%, 8/31/05

      2,000  E-470 Public Highway Authority, Arapahoe County, Colorado,    8/05 at 103.00       AAA       2,312,640
              Capital Improvement Trust Fund, Senior Revenue Bonds,
              Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)

      1,000  Colorado Health Facilities Authority, Hospital Revenue        9/11 at 100.00      Baa1       1,052,030
              Bonds (Parkview Medical Center, Inc. Project), Series
              2001, 6.500%, 9/01/20

----
17

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

   $  2,500  Colorado Housing and Finance Authority, Single Family         4/10 at 105.00        AA $     2,833,325
              Program Senior Bonds, 2000 Series D-2, 6.900%, 4/01/29
              (Alternative Minimum Tax)

      2,500  Hyland Hills Park and Recreation District, Adams County,     12/06 at 101.00       N/R       2,656,375
              Colorado, Special Revenue Refunding and Improvement Bonds,
              Series 1996A, 6.750%, 12/15/15
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 3.7%

             City of Bridgeport, Connecticut, General Obligation Bonds,
             Residual Option Longs II R-45, 2000 Series A:
      2,360    11.430%, 7/15/16 (IF)                                       7/10 at 101.00       AAA       3,101,536
      2,600    11.360%, 7/15/17 (IF)                                       7/10 at 101.00       AAA       3,372,408

      3,965  Housing Authority of the City of Bridgeport, Connecticut,    12/09 at 102.00       N/R       4,010,994
              Multifamily Housing Revenue Bonds (Stratfield Apartments
              Project), Series 1999, 7.250%, 12/01/24

      2,000  Health and Educational Facilities Authority, State of        11/04 at 102.00       AAA       2,265,480
              Connecticut, Revenue Bonds (Nursing Home Program Issue)
              (AHF/Hartford, Inc. Project), Series 1994, 7.125%,
              11/01/14 (Pre-refunded to 11/01/04)
-------------------------------------------------------------------------------------------------------------------
             Delaware - 1.5%

      5,000  The Delaware Economic Development Authority, Pollution          No Opt. Call        A-       5,220,500
              Control Refunding Revenue Bonds (Delmarva Power and Light
              Company Project), Series 2000D, 5.650%, 7/01/28
              (Alternative Minimum Tax) (Mandatory put 7/01/10)
-------------------------------------------------------------------------------------------------------------------
             Florida - 3.1%

      3,510  Florida Housing Finance Corporation, Revenue Bonds (Wyndham   1/11 at 100.00       AAA       3,545,311
              Place Apartments Project), Series 2000W-1, 5.850%, 1/01/41
              (Alternative Minimum Tax)

      2,715  Jacksonville Port Authority, Florida, Seaport Revenue        11/10 at 100.00       Aaa       2,771,988
              Bonds, Series 2000, 5.625%, 11/01/26 (Alternative Minimum
              Tax)

      1,900  Nassau County, Florida, ICF/MR Revenue Bonds (GF/Amelia       1/03 at 103.00       N/R       1,984,854
              Island Properties, Inc. Project), Series 1993A, 9.750%,
              1/01/23

      1,965  Sanford Airport Authority, Florida, Industrial Development    5/06 at 102.00       N/R       1,949,673
              Revenue Bonds (Central Florida Terminals Inc. Project),
              Series 1995A, 7.500%, 5/01/10 (Alternative Minimum Tax)

        645  Sanford Airport Authority, Florida, Industrial Development    5/07 at 102.00       N/R         630,346
              Revenue Bonds (Central Florida Terminals Inc. Project),
              Series 1997C, 7.500%, 5/01/21
-------------------------------------------------------------------------------------------------------------------
             Illinois - 4.5%

             Champaign County, Illinois, General Obligation Bonds
             (Public Safety Sales Tax Alternate Revenue Source), Series
             1999:
      1,140    8.250%, 1/01/21                                               No Opt. Call       AAA       1,555,450
      1,275    8.250%, 1/01/22                                               No Opt. Call       AAA       1,746,342

      2,000  Illinois Development Finance Authority, Revenue Bonds (The    9/06 at 102.00       AAA       2,123,240
              Presbyterian Home Lake Forest Place Project), Series
              1996B, 6.300%, 9/01/22

             Illinois Educational Facilities Authority, Revenue
             Refunding Bonds (Columbia College), Series 1992:
      2,815    6.875%, 12/01/17 (Pre-refunded to 12/01/04)                12/04 at 100.00    N/R***       3,116,487
      1,185    6.875%, 12/01/17                                           12/04 at 100.00       BBB       1,221,119

      2,000  Illinois Health Facilities Authority, Revenue Refunding       8/06 at 102.00       N/R       2,009,220
              Bonds (Fairview Obligated Group), Series 1995A, 7.125%,
              8/15/17

      4,000  Illinois Health Facilities Authority, Revenue Bonds           8/07 at 101.00        A-       3,882,960
              (Victory Health Service), Series 1997A, 5.750%, 8/15/27
-------------------------------------------------------------------------------------------------------------------
             Indiana - 2.4%

      3,000  City of Goshen, Indiana, Revenue Refunding Bonds              8/08 at 101.00       N/R       2,554,860
              (Greencroft Obligated Group), Series 1998, 5.750%, 8/15/28

      2,085  Indiana Housing Finance Authority, Single Family Mortgage     1/10 at 100.00       Aaa       2,197,840
              Revenue Bonds, 2000 Series C-3, 5.650%, 7/01/30

      4,000  Indianapolis Airport Authority, Indiana, Specialty Facility  11/05 at 102.00        B+       2,719,080
              Revenue Bonds (United Airlines, Inc. - Indianapolis
              Maintenance Center Project), Series 1995A, 6.500%,
              11/15/31 (Alternative Minimum Tax)

      1,000  Rockport, Indiana, Pollution Control Revenue Refunding        9/02 at 101.00      BBB+       1,013,790
              Bonds (Indiana Michigan Power Company), 7.600%, 3/01/16

----
18

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Kentucky - 4.6%

   $  5,000  Henderson County, Kentucky, Solid Waste Disposal Revenue      3/05 at 102.00       BBB $     5,199,200
              Bonds (MacMillan Bloedel Project), Series 1995, 7.000%,
              3/01/25 (Alternative Minimum Tax)

      2,000  Kentucky Economic Development Finance Authority, Hospital     4/08 at 102.00       BB-       1,599,400
              System Refunding and Improvement Revenue Bonds
              (Appalachian Regional Healthcare, Inc. Project), Series
              1997, 5.875%, 10/01/22

      5,000  Louisville and Jefferson County Metropolitan Sewer           11/04 at 102.00       AAA       5,619,250
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1994A, 6.750%, 5/15/25 (Pre-refunded to
              11/15/04)

      3,500  Pendleton County, Kentucky, County Lease Revenue Bonds        3/03 at 102.00         A       3,608,010
              (Kentucky Associated Counties Leasing Trust Program),
              Series 1993-A, 6.500%, 3/01/19
-------------------------------------------------------------------------------------------------------------------
             Louisiana - 2.6%

      1,960  Calcasieu Parish Public Trust Authority, Louisiana, Single    4/10 at 105.00       Aaa       2,200,688
              Family Mortgage Revenue Bonds, Series 2000A, 7.000%,
              10/01/31 (Alternative Minimum Tax)

             Tobacco Settlement Financing Corporation, Louisiana,
             Asset-Backed Bonds, Series 2001B:
      5,000    5.500%, 5/15/30                                             5/11 at 101.00        A1       4,577,400
      2,510    5.875%, 5/15/39                                             5/11 at 101.00        A1       2,263,819
-------------------------------------------------------------------------------------------------------------------
             Maryland - 1.5%

      2,000  Maryland Energy Financing Administration, Limited            12/06 at 102.00        A-       2,103,100
              Obligation Solid Waste Disposal Revenue Bonds
              (Wheelabrator Water Technologies--Baltimore L.L.C.
              Projects), 1996 Series, 6.450%, 12/01/16 (Alternative
              Minimum Tax)

      3,000  Maryland Economic Development Corporation, Student Housing    6/09 at 102.00      Baa3       3,000,870
              Revenue Bonds (Collegiate Housing Foundation--University
              Courtyard Project), Series 1999A, 5.750%, 6/01/31
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 0.7%

      3,000  Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00       BBB       2,366,700
              Revenue Refunding Bonds (Ogden Haverhill Project), Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Michigan - 3.7%

      3,000  Michigan State Hospital Finance Authority, Revenue and        8/03 at 102.00      BBB-       2,926,170
              Refunding Bonds (The Detroit Medical Center Obligated
              Group), Series 1993A, 6.500%, 8/15/18

      6,500  Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00      BBB-       5,306,015
              Bonds (The Detroit Medical Center Obligated Group), Series
              1998A, 5.250%, 8/15/23

      3,000  Michigan Strategic Fund, Limited Obligation Refunding         9/11 at 100.00        A-       2,943,630
              Revenue Bonds (The Detroit Edison Company Pollution
              Control Project), Collateralized Fixed Rate Conversion
              Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)

      2,000  Hospital Finance Authority, Pontiac, Michigan, Hospital       8/03 at 102.00      BBB-       1,782,780
             Revenue Refunding Bonds (NOMC Obligated   Group), Series
             1993, 6.000%, 8/01/13
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.2%

      3,950  Minnesota Housing Finance Agency, Single Family Mortgage      7/10 at 101.50       AA+       4,141,141
              Bonds, 1997 Series G Remarketed, 6.000%, 1/01/18
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 2.7%

        700  New Hampshire Higher Educational and Health Facilities        7/02 at 100.00      BBB+         700,049
              Authority, Hospital Revenue Bonds (Catholic Medical Center
              Issue), Series 1989, 6.000%, 7/01/17

      8,500  Business Finance Authority of New Hampshire, Pollution        5/12 at 101.00       AAA       8,658,525
              Control Revenue Bonds (Public Service Company of New
              Hampshire Project), Series 2001C Refunding, 5.450%, 5/01/21
-------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.7%

      2,300  New Jersey Economic Development Authority, Electric Energy    6/02 at 102.00       BB+       2,349,473
              Facility Revenue Bonds (Vineland Cogeneration Limited
              Partnership Project), Series 1992, 7.875%, 6/01/19
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.8%

      2,800  City of Farmington, New Mexico, Pollution Control Revenue     4/06 at 101.00      BBB-       2,731,120
              Refunding Bonds (Public Service Company of New Mexico--San
              Juan Project), Series 1997A, 5.800%, 4/01/22

----
19

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             New York - 6.9%

   $  2,745  Village of East Rochester Housing Authority, New York,        3/09 at 103.00       N/R $     2,622,353
              Multifamily Senior Housing Revenue Bonds (Jefferson Park
              Apartments Project), Series 1999, 6.750%, 3/01/30

      1,000  Metropolitan Transportation Authority, New York, Dedicated    4/09 at 101.00       AAA       1,021,020
              Tax Fund Bonds, Series 1999A 5.250%, 4/01/23

        115  The City of New York, New York, General Obligation Bonds,     4/07 at 101.00       Aaa         132,590
              Fiscal 1997 Series I, 6.250%, 4/15/27 (Pre-refunded to
              4/15/07)

        610  The City of New York, New York, General Obligation Bonds,     8/02 at 101.50         A         621,889
              Fiscal 1992 Series B, 7.500%, 2/01/09

      2,700  New York City Transitional Finance Authority, New York,       5/10 at 101.00       Aa3       3,489,372
              Future Tax Secured Bonds, Residual Interest Certificates,
              Series 319, 13.930%, 11/01/17 (IF)

      2,500  Dormitory Authority of the State of New York, Department of   7/05 at 102.00       AAA       2,854,750
              Health of the State of New York, Revenue Bonds (Roswell
              Park Cancer Center), Series 1995, 6.625%, 7/01/24
              (Pre-refunded to 7/01/05)

             New York State Housing Finance Agency, Service Contract
             Obligation Revenue Bonds, 1995 Series A:
      2,630    6.375%, 9/15/15 (Pre-refunded to 9/15/07)                   9/07 at 100.00       AAA       3,048,670
        370    6.375%, 9/15/15                                             9/05 at 102.00       AA-         396,818

      2,125  New York State Urban Development Corporation, Project           No Opt. Call       AA-       2,270,201
              Revenue Bonds (University Facilities Grants), 1995
              Refunding Series, 5.500%, 1/01/19

      7,500  The Port Authority of New York and New Jersey, Special       10/06 at 102.00       N/R       7,758,075
              Project Bonds (KIAC Partners Project), Series 4, 6.750%,
              10/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.4%

      1,299  Woodfin Treatment Facility, Inc., North Carolina,            12/03 at 102.00       N/R       1,317,063
              Proportionate Interest Certificates, 6.750%, 12/01/13
-------------------------------------------------------------------------------------------------------------------
             Ohio - 5.4%

      1,350  Columbiana County, Ohio, County Jail Facilities              12/04 at 102.00     AA***       1,518,899
              Construction Bonds (General Obligation--Unlimited Tax),
              6.700%, 12/01/24 (Pre-refunded to 12/01/04)

      2,000  Cuyahoga County, Ohio, Hospital Revenue Bonds (Meridia        8/05 at 102.00       AAA       2,247,200
              Health System), Series 1995, 6.250%, 8/15/24 (Pre-refunded to 8/15/05)

      2,350  City of Garfield Heights, Ohio, Hospital Improvement and     11/02 at 102.00    Aa3***       2,459,980
              Refunding Revenue Bonds (Marymount Hospital Project),
              Series 1992B, 6.700%, 11/15/15 (Pre-refunded to 11/15/02)

      1,750  Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+       1,758,190
              and Improvement Bonds (Upper Valley Medical Center),
              Series 1996A, 6.375%, 5/15/26

      5,000  Montgomery County, Ohio, Hospital Facilities Revenue Bonds    4/10 at 101.00      BBB+       5,264,600
              (Kettering Medical Center Network Obligated Group), Series
              1999, 6.750%, 4/01/18

      1,750  Ohio Higher Educational Facility Commission, Higher          12/03 at 102.00       AAA       1,903,283
              Educational Facility Mortgage Revenue Bonds (University of
              Dayton--1992 Project), 6.600%, 12/01/17 (Pre-refunded to
              12/01/03)

      3,500  Shelby County, Ohio, Hospital Facilities Revenue Refunding    9/02 at 102.00    N/R***       3,638,390
              and Improvement Bonds (The Shelby County Memorial Hospital
              Association), Series 1992, 7.700%, 9/01/18 (Pre-refunded
              to 9/01/02)
-------------------------------------------------------------------------------------------------------------------
             Oklahoma - 3.6%

             Edmond Economic Development Authority, Oklahoma, Student
             Housing Revenue Bonds (Collegiate Housing
             Foundation--Edmond Project), Series 1998A:
        800    5.375%, 12/01/19                                           12/08 at 102.00      Baa3         716,864
      3,150    5.500%, 12/01/28                                           12/08 at 102.00      Baa3       2,766,236

     10,000  Trustees of the Tulsa Municipal Airport Trust, Oklahoma,     12/08 at 100.00        BB       9,017,700
              Revenue Bonds (American Airlines, Inc.), Refunding Series
              2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08)
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 4.2%

      1,000  Hospital Development Authority, Allegheny County,            11/10 at 102.00       AAA       1,096,160
              Pennsylvania, Health System Insured Revenue Bonds (West
              Penn Allegheny Health System), Series 2000A, 6.500%,
              11/15/30

      2,500  Higher Education Building Authority, Allegheny County         2/06 at 102.00      Baa3       2,611,175
              (Commonwealth of Pennsylvania), College Revenue Bonds
              (Robert Morris College), 1996 Series A, 6.400%, 2/15/14

      5,935  Delaware River Port Authority, Pennsylvania, Inverse          1/08 at 100.00       AAA       7,467,298
              Floater, Drivers Series 144, 13.540%, 1/01/08 (IF)

----
20

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

   $    500  Falls Township Hospital Authority, Pennsylvania, Refunding    8/02 at 102.00       AAA $       535,550
              Revenue Bonds (The Delaware Valley Medical Center Project)
              (FHA-Insured Mortgage), Series 1992, 7.000%, 8/01/22

      1,000  Latrobe Industrial Development Authority (Commonwealth of     5/04 at 102.00       AAA       1,102,690
              Pennsylvania), College Revenue Bonds (St. Vincent College
              Project), Series 1994, 6.750%, 5/01/24 (Pre-refunded to
              5/01/04)

             City of Philadelphia, Pennsylvania, Gas Works Revenue
             Bonds, Fourteenth Series:
        550    6.375%, 7/01/26 (Pre-refunded to 7/01/03)                   7/03 at 102.00       Aaa         587,769
      1,150    6.375%, 7/01/26                                             7/03 at 102.00       BBB       1,147,620
-------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.1%

         100 Commonwealth of Puerto Rico, Public Improvement Bonds         7/04 at 101.50       AAA         110,566
              (General Obligation Bonds), Series 1994, 6.500%, 7/01/23
              (Pre-refunded to 7/01/04)

        165  Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00       AAA         182,787
             Series T, 6.375%, 7/01/24 (Pre-refunded to 7/01/04)
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 4.2%

             School District of Berkeley County, South Carolina,
             Certificates of Participation, Series 1994:
        250    6.250%, 2/01/12 (Pre-refunded to 2/01/04)                   2/04 at 102.00       AAA         271,035
      2,225    6.300%, 2/01/16 (Pre-refunded to 2/01/04)                   2/04 at 102.00       AAA       2,414,103

             Charleston Public Facilities Corporation, Charleston
             County, South Carolina, Certificates of Participation,
             Series 1994B:
        240    6.875%, 6/01/14 (Pre-refunded to 6/01/04)                   6/04 at 102.00       AAA         265,920
         10    6.875%, 6/01/14                                             6/04 at 102.00       AAA          10,973

        400  Coastal Carolina University Board of Trustees, South          6/04 at 102.00       AAA         437,548
              Carolina, Revenue Bonds, Series 1994, 6.800%, 6/01/19

        200  Greenville Hospital System Board of Trustees, South             No Opt. Call        AA         217,944
              Carolina, Hospital Facilities Revenue Bonds, Series 1990,
              6.000%, 5/01/20

             Greenwood County, South Carolina, Hospital Revenue Bonds
             (Self Memorial Hospital), Series 2001:
      2,500    5.500%, 10/01/26                                           10/11 at 100.00        A+       2,407,300
      3,250    5.500%, 10/01/31                                           10/11 at 100.00        A+       3,106,383

        300  South Carolina Regional Housing Development Corporation,      7/02 at 102.00       Aa2         306,354
              No. 1 Multifamily Revenue Refunding Bonds (Redwood Village
              Apartments), Series A, 6.625%, 7/01/17

        500  South Carolina State Education Assistance Authority,          9/04 at 101.00         A         524,850
              Guaranteed Student Loan Revenue and Refunding Bonds,
              Series 1994, 6.300%, 9/01/08 (Alternative Minimum Tax)

        190  South Carolina State Housing Authority, Homeownership         7/04 at 102.00        AA         200,663
              Mortgage Purchase, Series A, 6.150%, 7/01/08

        180  South Carolina State Housing Finance and Development          5/06 at 102.00       Aa2         184,226
              Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%,
              7/01/25 (Alternative Minimum Tax)

      1,000  South Carolina Housing Finance and Development Authority,     6/05 at 102.00      BBB-       1,021,500
              Multifamily Housing Mortgage Revenue Bonds (United
              Dominion-Hunting Ridge Apartments Project), Series 1995,
              6.750%, 6/01/25 (Alternative Minimum Tax) (Mandatory put
              6/01/10)

      1,250  South Carolina Housing Finance and Development Authority,    12/05 at 102.00       AA-       1,315,050
              Multifamily Housing Revenue Refunding Bonds (Runaway Bay
              Apartments Project), Series 1995, 6.125%, 12/01/15

      2,000  York County, South Carolina, Water and Sewer System Revenue  12/03 at 102.00       N/R       2,031,380
              Bonds, Series 1995, 6.500%, 12/01/25
-------------------------------------------------------------------------------------------------------------------
             South Dakota - 2.2%

      6,000  Education Loans Inc., South Dakota, Tax-Exempt Fixed-Rate     6/08 at 102.00        A2       6,022,860
              Student Loan Asset-Backed Callable Notes, Subordinate
              Series 1998-1K, 5.600%, 6/01/20

      1,565  South Dakota Housing Development Authority, Homeownership     5/07 at 102.00       AAA       1,578,412
              Mortgage Bonds, 1997 Series F, 5.800%, 5/01/28
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 7.8%

      5,000  Knox County Health, Educational and Housing Facilities        4/12 at 101.00      Baa2       5,001,750
              Board, Tennessee, Hospital Facilities Revenue Bonds
              (Baptist Health System of East Tennessee), Series 2002,
              6.375%, 4/15/22

      6,975  Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00       AAA       7,368,251
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
              Minimum Tax)

----
21

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tennessee (continued)

    $  2,725 The Health and Educational Facilities Board of the            2/08 at 102.00        AA $     2,727,289
              Metropolitan Government of Nashville and Davidson County,
              Tennessee, Multi-Modal Interchangeable Rate Health
              Facility Revenue Bonds (Richland Place, Inc. Project),
              Series 1993, 5.500%, 5/01/23

         995 The Health, Educational and Housing Facilities Board of       8/07 at 105.00    N/R***       1,297,052
              Shelby County, Tennessee, ICF/MR Revenue Bonds (Open Arms
              Developmental Centers), Series 1992A, 9.750%, 8/01/19
              (Pre-refunded to 8/01/07)

       1,010 The Health, Educational and Housing Facilities Board of       8/07 at 105.00    N/R***       1,317,030
              Shelby County, Tennessee, ICF/MR Revenue Bonds (Open Arms
              Developmental Centers), Series 1992C, 9.750%, 8/01/19
              (Pre-refunded to 8/01/07)

       7,000 The Health, Educational and Housing Facilities Board of       7/09 at 102.00        AA       6,901,020
              Shelby County, Tennessee, Revenue Bonds (St. Jude's
              Children's Research), Series 1999, 5.375%, 7/01/29

       1,380 Industrial Development Board, City of South Fulton,          10/05 at 102.00      Baa3       1,417,550
              Tennessee, Industrial Development Revenue Bonds (Tyson
              Foods, Inc. Project), Series 1995, 6.350%, 10/01/15
              (Alternative Minimum Tax)

       1,500 Wilson County, Tennessee, Certificates of Participation       6/04 at 102.00     A2***       1,644,765
              (Wilson County Educational Facilities Corporation), Series
              1994, 6.250%, 6/30/15 (Pre-refunded to 6/30/04)
-------------------------------------------------------------------------------------------------------------------
             Texas - 12.0%

      7,000  Alliance Airport Authority, Inc., Texas, Special Facilities   4/06 at 102.00       BBB       7,190,050
              Revenue Bonds (Federal Express Corporation Project),
              Series 1996, 6.375%, 4/01/21 (Alternative Minimum Tax)

      5,000  Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call      BBB+       5,025,400
              Refunding Bonds (TXU Electric Company Project), Series
              2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11)

             Health Facilities Development Corporation, Gregg County,
             Texas, Hospital Revenue Bonds (Good Shepherd Medical Center
             Project), Series 2000:
      3,250    6.375%, 10/01/25                                           10/10 at 101.00        AA       3,499,828
      3,000    6.375%, 10/01/29                                           10/10 at 101.00        AA       3,224,280

      7,500  Gulf Coast Industrial Development Authority, Texas, Waste     6/08 at 102.00      Baa2       6,964,575
              Disposal Revenue Bonds (Valero Refining and Marketing
              Company Project), Series 1997, 5.600%, 12/01/31
              (Alternative Minimum Tax)

      5,250  Harlingen Consolidated Independent School District, Cameron   8/09 at 100.00       AAA       5,329,800
              County, Texas, Unlimited Tax School Building Bonds, Series
              1999, 5.500%, 8/15/26

        750  North Central Texas Health Facilities Development             2/06 at 102.00      BBB-         704,798
              Corporation, Health Facilities Development Revenue Bonds
              (C.C. Young Memorial Home Project), Series 1996, 6.375%,
              2/15/20

      2,895  Port of Bay City Authority, Matagorda County, Texas,          5/06 at 102.00       BBB       2,889,065
              Revenue Bonds (Hoechst Celanese Corporation Project),
              Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)

      4,000  Health Facilities Development Corporation, Tarrant County,   11/10 at 101.00        A-       4,195,600
              Texas, Hospital Revenue Bonds (Adventist Health
              System/Sunbelt Obligated Group), Series 2000, 6.700%,
              11/15/30

       3,020 Health Facilities Development Corporation, Tom Green          5/11 at 101.00      Baa3       3,026,855
              County, Texas, Hospital Revenue Bonds (Shannon Health
              System Project), Series 2001, 6.750%, 5/15/21
-------------------------------------------------------------------------------------------------------------------
             Utah - 0.6%

       2,000 Carbon County, Utah, Solid Waste Disposal Refunding Revenue   2/05 at 102.00       BB-       2,018,680
              Bonds (Laidlaw/ECDC Project) (Guaranteed by Allied Waste
              Industries), Series 1995, 7.500%, 2/01/10 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Virginia - 1.9%

      2,000  Industrial Development Authority, Hanover County, Virginia,     No Opt. Call       AAA       2,328,740
              Hospital Revenue Bonds (Memorial Regional Medical Center
              Project at Hanover Medical Park) (Guaranteed by Bon
              Secours Health System Obligated Group), Series 1995,
              6.375%, 8/15/18

      3,000  Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3       3,117,210
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

      1,250  Southeastern Public Service Authority, Virginia, Senior       7/03 at 102.00        A-       1,273,474
              Revenue Bonds (Regional Solid Waste System), Series 1993,
              6.000%, 7/01/13 (Alternative Minimum Tax)

----
22

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Washington - 2.1%

   $  5,000  Port of Seattle, Washington, Special Facility Revenue Bonds  3/10 at 101.00       AAA $     5,311,000
              (Terminal 18 Project), Series 1999B, 6.000%, 9/01/20
              (Alternative Minimum Tax)

      2,170  Washington Healthcare Facilities Authority, Revenue Bonds    1/11 at 102.00       Aa3       2,140,810
              (Sea-Mar Community Health Center), Series 2001, 5.750%,
              1/01/26
------------------------------------------------------------------------------------------------------------------
             Wisconsin - 1.4%

      3,500  Madison, Wisconsin, Industrial Development Revenue           4/12 at 100.00       AA-       3,467,730
              Refunding Bonds (Madison Gas and Electric Company), Series
              2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

      1,275  Wisconsin Health and Educational Facilities Authority,       2/12 at 101.00       AAA       1,253,120
              Revenue Bonds (Ministry Health Care, Inc.), Series 2002A,
              5.125%, 2/15/22
------------------------------------------------------------------------------------------------------------------
   $340,389  Total Investments (cost $330,536,194) - 98.2%                                             342,285,523
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.8%                                                        6,442,514
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $   348,728,037
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

----
23

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Alabama - 4.5%

    $ 10,000 Alabama Incentives Financing Authority, Tax-Exempt Special   10/09 at 102.00       AAA $    10,770,700
              Obligation Bonds, Series 1999-A, 6.000%, 10/01/29

       5,000 Houston County Health Care Authority, Alabama, Series 2000   10/09 at 101.00       Aaa       5,331,150
              Bonds, 6.125%, 10/01/25

       3,000 Madison, Alabama, General Obligation School Warrants,         2/04 at 102.00       AAA       3,252,420
              Series 1994, 6.250%, 2/01/19 (Pre-refunded to 2/01/04)

       2,860 The Utilities Board of the City of Oneonta, Alabama,         11/04 at 102.00       AAA       3,219,902
              Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24
              (Pre-refunded to 11/01/04)

       9,000 University of Alabama at Birmingham, Hospital Revenue         9/10 at 101.00       AAA       9,386,640
              Bonds, Series 2000A, 5.875%, 9/01/31

             West Morgan-East Lawrence Water Authority, Alabama, Water
             Revenue Bonds, Series 1994:
       2,200   6.800%, 8/15/19 (Pre-refunded to 8/15/04)                   8/04 at 102.00       AAA       2,453,396
       3,000   6.850%, 8/15/25 (Pre-refunded to 8/15/04)                   8/04 at 102.00       AAA       3,348,720
-------------------------------------------------------------------------------------------------------------------
             Alaska - 2.9%

       4,500 Alaska Industrial Development and Export Authority,           4/07 at 102.00       AAA       4,738,815
              Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17
              (Alternative Minimum Tax)

       4,805 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,   6/06 at 102.00       AAA       5,042,655
              1996 Series A, 6.000%, 12/01/15

      14,475 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,   6/10 at 100.00       AAA      14,649,424
              2000 Series A, 5.750%, 12/01/38
-------------------------------------------------------------------------------------------------------------------
             Arizona - 2.2%

             Industrial Development Authority, City of Phoenix, Arizona,
             Multifamily Housing Revenue Bonds (GNMA Collateralized -
             Campaigne Place on Jackson Project), Series 2001:
       1,545   5.600%, 6/20/21 (Alternative Minimum Tax)                   6/11 at 102.00       Aaa       1,571,790
       4,970   5.800%, 6/20/41 (Alternative Minimum Tax)                   6/11 at 102.00       Aaa       5,051,160

             Tempe Union High School District No. 213, Maricopa County,
             Arizona, School Improvement and Refunding Bonds, Series
             1994:
       4,290   6.000%, 7/01/10 (Pre-refunded to 7/01/04)                   7/04 at 101.00       AAA       4,650,875
       1,710   6.000%, 7/01/10                                             7/04 at 101.00       AAA       1,840,798

       5,000 City of Tucson, Arizona, Water System Revenue Bonds, Series   7/06 at 101.00       AAA       5,601,550
              1994-A (1996), 6.000%, 7/01/21 (Pre-refunded to 7/01/06)
-------------------------------------------------------------------------------------------------------------------
             California - 8.4%

             California Housing Finance Agency, Home Mortgage Revenue
             Bonds, Series 1999L:
      34,000   0.000%, 2/01/18 (Alternative Minimum Tax)                    8/09 at 59.51       AAA      13,318,480
       3,415   0.000%, 2/01/31 (Alternative Minimum Tax)                    8/09 at 26.63       AAA         583,180

       1,785 California Housing Finance Agency, Home Mortgage Revenue       2/10 at 24.63       AAA         273,408
              Bonds, Series 2000F, 0.000%, 8/01/31 (Alternative Minimum
              Tax)

       5,000 Department of Veterans Affairs, State of California, Home     6/12 at 101.00       AAA       5,014,250
              Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27
              (Alternative Minimum Tax)

       5,000 City of Los Angeles, California, Multifamily Housing          7/11 at 102.00       AAA       4,896,100
              Revenue Bonds (GNMA Mortgage-Backed Securities Program -
              Park Plaza West Senior Apartments Project), Series 2001B,
              5.500%, 1/20/43 (Alternative Minimum Tax)

       8,000 City of Oakland, California, Insured Revenue Bonds (1800      1/10 at 100.00       AAA       8,590,720
              Harrison Foundation - Kaiser Permanente), Series 1999A,
              6.000%, 1/01/29

      13,750 Ontario Redevelopment Financing Authority, San Bernardino     8/03 at 102.00       AAA      14,692,563
              County, California, Revenue Bonds (Ontario Redevelopment
              Project No. 1), Series 1993, 5.800%, 8/01/23

       5,295 Riverside County, California, Certificates of Participation  12/04 at 101.00       AAA       5,861,936
              (1994 Desert Justice Facility Project), 6.000%, 12/01/12
              (Pre-refunded to 12/01/04)

       6,995 Airports Commission of the City and County of San             5/11 at 100.00       AAA       6,917,915
              Francisco, California, San Francisco International
              Airport, Second Series Revenue Refunding Bonds, Issue 27A,
              5.250%, 5/01/31 (Alternative Minimum Tax)

      10,000 The Regents of the University of California, Revenue Bonds    9/02 at 102.00       AAA      10,365,200
              (Multiple Purpose Projects), Series D, 6,375%, 9/01/24
              (Pre-refunded to 9/01/02)

----
24

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Colorado - 4.4%

             City and County of Broomfield Building Corporation,
             Colorado, Certificates of Participation (Master Facilities
             Lease Purchase Agreement), Series 1999:
   $  5,030    5.875%, 12/01/19                                           12/09 at 100.00       AAA $     5,394,977
      5,000    6.000%, 12/01/29                                           12/09 at 100.00       AAA       5,339,850

     10,000  Colorado Health Facilities Authority, Hospital Improvement    5/09 at 101.00       AAA      10,387,400
              Revenue Bonds (NCMC, Inc. Project), Series 1999, 5.750%,
              5/15/24

             E-470 Public Highway Authority, Colorado, Senior Revenue
             Bonds, Series 1997B:
     12,480    0.000%, 9/01/24                                               No Opt. Call       AAA       3,541,075
      9,890    0.000%, 9/01/25                                               No Opt. Call       AAA       2,640,333

      3,750  E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 65.63       AAA       1,592,775
              Bonds, Series 2000B, 0.000%, 9/01/17

     24,700  E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 31.42       AAA       4,921,722
              Bonds, Series 2000B, 0.000%, 9/01/28

      3,500  Jefferson County, Colorado, Refunding Certificates of        12/02 at 102.00       AAA       3,663,310
              Participation, 6.650%, 12/01/08
-------------------------------------------------------------------------------------------------------------------
             Delaware - 0.4%

      3,600  Delaware Economic Development Authority, Pollution Control    5/02 at 102.00       AAA       3,685,428
              Refunding Revenue Bonds (Delmarva Power and Light Company
              Project), Series 1992B, 6.750%, 5/01/19
-------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.5%

      4,000  District of Columbia, Washington, D.C., General Obligation    6/04 at 102.00       AAA       4,368,080
              Bonds, Series 1994B, 6.100%, 6/01/11 (Pre-refunded to
              6/01/04)
-------------------------------------------------------------------------------------------------------------------
             Florida - 2.2%

      4,495  Florida Housing Finance Corporation, Homeowner Mortgage       1/10 at 100.00       AAA       4,755,036
              Revenue Bonds, 2000 Series 4, 6.250%, 7/01/22 (Alternative
              Minimum Tax)

      3,930  Florida Housing Finance Corporation, Housing Revenue Bonds    8/10 at 100.00       AAA       4,019,132
              (Sundance Pointe Apartments), Series N-1, 6.050%, 2/01/41
              (Alternative Minimum Tax)

      5,980  Housing Finance Authority, Miami-Dade County, Florida,        1/11 at 102.00       AAA       6,203,114
              Multifamily Revenue Bonds (Sunset Bay Apartments Project),
              Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax)

             Housing Finance Authority, Palm Beach County, Florida,
             Multifamily Housing Revenue Bonds (Pinnacle Palms
             Apartments Project), Series 2001A:
      1,000    5.550%, 7/01/21 (Alternative Minimum Tax)                   7/11 at 100.00       AAA       1,009,930
      2,590    5.750%, 7/01/37 (Alternative Minimum Tax)                   7/11 at 100.00       AAA       2,624,758
-------------------------------------------------------------------------------------------------------------------
             Georgia - 1.8%

      5,000  Development Authority of Appling County, Georgia, Pollution   1/04 at 101.00       AAA       5,381,150
              Control Revenue Bonds (Oglethorpe Power Corporation Hatch
              Project), Series 1994, 7.150%, 1/01/21

       3,020 Development Authority of the City of Marietta, Georgia,       9/05 at 102.00       AAA       3,174,262
              First Mortgage Revenue Refunding Bonds (Life College),
              Series 1995A, 5.950%, 9/01/19

       6,180 Development Authority of the City of Marietta, Georgia,       9/05 at 102.00       AAA       6,708,390
              First Mortgage Revenue Refunding Bonds (Life College),
              Series 1995B, 6.250%, 9/01/25

------------------------------------------------------------------------------------------------------------------
             Hawaii - 0.4%

      3,300  State of Hawaii, General Obligation Bonds, Inverse Floaters   2/12 at 100.00       AAA       3,658,215
              (ROL-SER II-R-153), 12.820%, 2/01/21 (IF)

------------------------------------------------------------------------------------------------------------------
             Illinois - 12.7%

      2,500  City of Chicago, Illinois, General Obligation Bonds           7/02 at 101.50       AAA       2,559,650
              (Central Public Library Project), 1988 Series C, 6.850%,
              1/01/17 (Pre-refunded to 7/01/02)

      9,590  Chicago School Reform Board of Trustees of the Board of      12/07 at 102.00       AAA      10,215,268
              Education, City of Chicago, Illinois, General Obligation -
              Unlimited Tax Bonds, Series 1996, 5.800%, 12/01/17

      9,000  City of Chicago, Illinois, O'Hare International Airport,      1/10 at 101.00       AAA       9,117,090
              General Airport Second Lien Revenue Refunding Bonds,
              Series 1999, 5.500%, 1/01/18 (Alternative Minimum Tax)

      3,000  City of Chicago, Illinois, O'Hare International Airport,      1/12 at 100.00       AAA       3,097,440
              General Airport Third Lien Revenue Refunding Bonds, Series
              2002A, 5.750%, 1/01/19 (Alternative Minimum Tax)

----
25

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

   $ 12,800  Public Building Commission of Chicago, Illinois, Building    12/03 at 102.00       AAA $    13,750,400
              Revenue Bonds (Board of Education of the City of Chicago),
              1993 Series A, 5.750%, 12/01/18 (Pre-refunded to 12/01/03)

      5,000  City of Chicago, Illinois, Second Lien Wastewater               No Opt. Call       AAA       5,267,600
              Transmission Revenue Bonds, Series 2001A, 5.500%, 1/01/30

             Town of Cicero, Cook County, Illinois, General Obligation
             Corporate Purpose Bonds, Series 1994A:
      3,610    6.400%, 12/01/14 (Pre-refunded to 12/01/04)                12/04 at 102.00       AAA       4,031,756
      2,930    6.400%, 12/01/14                                           12/04 at 102.00       AAA       3,218,224

             Community Consolidated School District Number 21, Cook
             County, Wheeling, Illinois, General Obligation Capital
             Appreciation School Building Bonds, Series 2001:
      5,100    0.000%, 12/01/18                                              No Opt. Call       Aaa       2,087,124
      2,520    0.000%, 12/01/19                                              No Opt. Call       Aaa         965,563

      2,500  Community College District No. 508, Cook County, Illinois,      No Opt. Call       AAA       3,042,275
              Certificates of Participation, 8.750%, 1/01/07

      2,370  Board of Governors of State Colleges and Universities,        4/04 at 102.00       AAA       2,588,798
              Illinois, Auxiliary Facilities System Revenue Bonds
              (Eastern Illinois University), Series 1994A, 6.375%,
              4/01/16 (Pre-refunded to 4/01/04)

      6,500  Illinois Development Finance Authority, Revenue Bonds        11/10 at 101.00       AAA       6,820,645
              (Adventist Health System/Sunbelt Obligated Group),
              Remarketed Series 1997A, 5.875%, 11/15/20

      1,455  Illinois Educational Facilities Authority, Revenue            5/06 at 102.00       AAA       1,652,036
              Refunding Bonds (Midwestern University), Series 1996B,
              6.250%, 5/15/26 (Pre-refunded to 5/15/06)

      3,000  Illinois Health Facilities Authority, Revenue Bonds (The      8/04 at 102.00       AAA       3,296,580
              University of Chicago Hospitals Project), Series 1994A,
              6.125%, 8/15/24 (Pre-refunded to 8/15/04)

      4,000  Illinois Health Facilities Authority, Healthcare Facilities  11/04 at 102.00       AAA       4,460,360
              Revenue Bonds (Northwestern Medical Faculty Foundation,
              Inc.), Series 1995, 6.500%, 11/15/15 (Pre-refunded to
              11/15/04)

             Illinois Health Facilities Authority, Revenue Bonds
             (Community Provider Pooled Loan Program), Series B:
        116    7.900%, 8/15/03                                             8/02 at 100.00       AAA         122,351
        637    7.900%, 8/15/03                                             8/02 at 100.00       AAA         640,064

      5,000  State of Illinois, General Obligation Bonds, Series 1994,     8/04 at 102.00        AA       5,269,500
              5.875%, 8/01/19

             State of Illinois, General Obligation Bonds, Series 1995:
      3,065    6.100%, 2/01/19                                             2/05 at 102.00       AAA       3,297,725
      5,545    6.100%, 2/01/20                                             2/05 at 102.00       AAA       5,966,032

      2,705  State of Illinois, General Obligation Bonds (Illinois        12/10 at 100.00       AAA       2,767,323
              FIRST), Series 2000, 5.400%, 12/01/20

      4,645  City of Monmouth, Warren County, Illinois, General            12/09 at 26.76       Aaa         907,679
              Obligation Sewer Bonds, Series 1999B, 0.000%, 12/01/29
              (Pre-refunded to 12/01/09)

      4,000  Regional Transportation Authority, Cook, DuPage, Kane,        6/03 at 102.00       AAA       4,243,520
              Lake, McHenry and Will Counties, Illinois, General
              Obligation Refunding Bonds, Series 1993C, 5.850%, 6/01/23
              (Pre-refunded to 6/01/03)

      8,000  The Board of Trustees of the University of Illinois,          8/11 at 100.00       AAA       7,829,840
              Certificates of Participation (Utility Infrastructure
              Projects), Series 2001A, 5.000%, 8/15/21
-------------------------------------------------------------------------------------------------------------------
             Indiana - 5.9%

             Boone County, Indiana, Hospital Association Lease Revenue
             Bonds, Series 2001:
      3,190    5.500%, 1/15/21                                             7/11 at 100.00       AAA       3,243,879
      8,605    5.500%, 1/15/26                                             7/11 at 100.00       AAA       8,681,585
      5,000  Indiana Health Facility Financing Authority, Hospital         5/02 at 102.00       AAA       5,116,650
              Revenue Refunding and Improvement Bonds (Community
              Hospitals Projects), Series 1992, 6.400%, 5/01/12

      5,000  Indiana Municipal Power Agency, Power Supply System Revenue   1/03 at 102.00       AAA       5,239,650
              Bonds, 1993 Series A, 6.125%, 1/01/19

             Indiana Housing Finance Authority, Single Family Mortgage
             Revenue Bonds, 1997 Series B-2:
      1,645    6.000%, 7/01/16 (Alternative Minimum Tax)                   1/07 at 101.50       Aaa       1,699,515
      9,475    6.125%, 1/01/27 (Alternative Minimum Tax)                   1/07 at 101.50       Aaa       9,747,785

----
26

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

   $  3,750  City of Indianapolis, Indiana, Gas Utility System Revenue     6/02 at 102.00       AAA $     3,839,775
              Bonds, Series 1992A, 6.200%, 6/01/23 (Pre-refunded to
              6/01/02)

      3,000  The Trustees of Ivy Tech State College, Indiana, Ivy Tech     7/10 at 100.00       AAA       3,227,160
              State College Student Fee Bonds, Series F, 5.875%, 7/01/17

      4,950  Jasper County, Indiana, Collateralized Pollution Control      7/02 at 101.00       AAA       5,105,678
              Refunding Revenue Bonds (Northern Indiana Public Service
              Company Project), Series 1991, 7.100%, 7/01/17

      3,690  Shelby Eastern Schools Building Corporation, Shelby County,   7/09 at 102.00       AAA       4,275,492
              Indiana, First Mortgage Bonds, Series 2000, 6.100%,
              7/15/20 (Pre-refunded to 7/15/09)
-------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.6%

      4,750  Hospital Service District No. 1 of the Parish of              2/04 at 102.00       AAA       5,047,113
              Tangipahoa, State of Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 2/01/24
-------------------------------------------------------------------------------------------------------------------
             Maine - 2.3%

      6,750  Maine Health and Higher Educational Facilities Authority,     7/05 at 102.00       AAA       7,020,270
              Revenue Bonds, Series 1995A, 5.875%, 7/01/25

      3,110  Maine Health and Higher Educational Facilities Authority,     7/04 at 102.00       AAA       3,465,691
              Revenue Bonds, Series 1994B, 7.000%, 7/01/24 (Pre-refunded to 7/01/04)

      7,555  Maine State Housing Authority, Mortgage Purchase Bonds,       5/06 at 102.00       AAA       7,917,867
              1996 Series B-2, 6.450%, 11/15/26 (Alternative Minimum Tax)

             Town of Old Orchard Beach, Maine, General Obligation Bonds,
             Series 1992:
        750    6.650%, 9/01/09 (Pre-refunded to 9/01/02)                   9/02 at 103.00       AAA         785,198
        500    6.650%, 9/01/10 (Pre-refunded to 9/01/02)                   9/02 at 103.00       AAA         523,465
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.6%

      3,400  Massachusetts Health and Educational Facilities Authority,    7/02 at 102.00       AAA       3,488,638
              Revenue Bonds (New England Medical Center Hospitals
              Issue), Series F, 6.625%, 7/01/25

      2,020  Massachusetts Health and Educational Facilities Authority,    7/02 at 102.00       AAA       2,072,156
              Revenue Bonds (South Shore Hospital Issue), Series D,
              6.500%, 7/01/22

             Massachusetts Housing Finance Agency, Single Family Housing
             Revenue Bonds, Series 79:
      2,845    5.850%, 12/01/21 (Alternative Minimum Tax)                 12/09 at 100.00       AAA       2,911,232
      3,905    5.950%, 12/01/27 (Alternative Minimum Tax)                 12/09 at 100.00       AAA       4,000,438

      9,355  Massachusetts Housing Finance Agency, Rental Housing          1/11 at 100.00       AAA       9,532,745
              Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Michigan - 5.1%

     12,130  City of Bay, Bay County, State of Michigan, General             No Opt. Call       AAA       4,282,497
              Obligation - Unlimited Tax Street Improvement Bonds,
              Series 1991, 0.000%, 6/01/21

       2,500 Chelsea School District, Counties of Washtenaw and Jackson,   5/05 at 101.00       AAA       2,746,150
              State of Michigan, School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series 1995, 6.000%, 5/01/19
              (Pre-refunded to 5/01/05)

             Michigan State Hospital Finance Authority, Revenue Bonds
             (Ascension Health Credit Group), Series 1999A:
     13,500    5.750%, 11/15/17                                           11/09 at 101.00       AAA      14,020,695
     13,675    6.125%, 11/15/26                                           11/09 at 101.00       AAA      14,331,537

       7,280 Michigan State Housing Development Authority, Rental          4/07 at 102.00       AAA       7,477,652
              Housing Revenue Bonds, 1997 Series A, 6.100%, 10/01/33
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.5%

       2,150 Minneapolis-St. Paul Metropolitan Airports Commission,        1/11 at 100.00       AAA       2,273,776
              Minnesota, Airport Revenue Bonds, Subordinate Lien Series
              2001D, 5.750%, 1/01/16 (Alternative Minimum Tax)

       9,675 City of St. Cloud, Minnesota, Healthcare Revenue Bonds (The   5/10 at 101.00       Aaa      10,178,487
              St. Cloud Hospital Obligated Group), Series 2000-A,
              5.875%, 5/01/30

----
27

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.8%

    $  6,400 Medical Center Educational Building Corporation,             12/04 at 102.00       AAA $     7,068,032
              Mississippi, Revenue Bonds (University of Mississippi
              Medical Center Project), Series 1993, 5.900%, 12/01/23
              (Pre-refunded to 12/01/04)

       7,450 Walnut Grove Correctional Authority, Certificates of         11/09 at 102.00       AAA       8,104,706
              Participation (Mississippi Department of Corrections),
              Series 1999, 6.000%, 11/01/19
-------------------------------------------------------------------------------------------------------------------
             Missouri - 1.0%

      7,950  St. Louis Municipal Finance Corporation, City of St. Louis,   2/06 at 102.00       AAA       8,871,405
              Missouri, Lessee, Leasehold Revenue Improvement Bonds
              (City Justice Center), Series 1996A, 5.950%, 2/15/16
              (Pre-refunded to 2/15/06)
-------------------------------------------------------------------------------------------------------------------
             Nevada - 0.7%

      2,000  Clark County, Nevada, Industrial Development Refunding       10/02 at 102.00       AAA       2,077,980
              Revenue Bonds (Nevada Power Company Project), Series
              1992C, 7.200%, 10/01/22

      3,625  Clark County, Nevada, Industrial Development Revenue Bonds   12/09 at 102.00       AAA       3,849,823
              (Southwest Gas Corporation Project), Series 1999A, 6.100%,
              12/01/38 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.3%

       2,850 New Hampshire Higher Educational and Health Facilities        7/02 at 102.00       AAA       2,929,373
              Authority, Revenue Refunding Bonds (University System of
              New Hampshire Issue), Series 1992, 6.250%, 7/01/20
              (Pre-refunded to 7/01/02)
-------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.5%

       4,445 City of Farmington, New Mexico, Pollution Control Revenue    12/02 at 102.00       AAA       4,627,867
              Refunding Bonds (Public Service Company of New Mexico--San
              Juan and Four Corners Projects), 1992 Series A, 6.375%,
              12/15/22
-------------------------------------------------------------------------------------------------------------------
             New York - 5.2%

             Metropolitan Transportation Authority, New York, Commuter
             Facilities Revenue Bonds, Series 1992B:
      4,955    6.250%, 7/01/17 (Pre-refunded to 7/01/02)                   7/02 at 102.00       AAA       5,093,690
      6,925    6.250%, 7/01/22 (Pre-refunded to 7/01/02)                   7/02 at 102.00       AAA       7,118,831

      5,000  Metropolitan Transportation Authority, New York, Commuter     7/04 at 101.50       AAA       5,509,500
              Facilities Revenue Bonds, Series 1994A, 6.375%,
              7/01/18 (Pre-refunded to 7/01/04)

       3,035 The City of New York, New York, General Obligation Bonds,     8/02 at 101.50       AAA       3,093,272
              Fiscal 1992 Series B, 7.000%, 2/01/18

             New York City Industrial Development Agency, New York,
             Civic Facility Revenue Bonds (USTA National Tennis Center
             Inc. Project):
      3,500    6.500%, 11/15/10                                           11/04 at 102.00       AAA       3,867,045
      3,000    6.600%, 11/15/11                                           11/04 at 102.00       AAA       3,329,730

      6,060  New York State Urban Development Corporation, Correctional    1/09 at 101.00       AAA       6,520,257
              Facilities Service Contract Revenue Bonds, Series C,
              5.875%, 1/01/19

      10,000 Triborough Bridge and Tunnel Authority, New York, General     1/12 at 100.00       AAA       9,589,200
              Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/32
-------------------------------------------------------------------------------------------------------------------
             Ohio - 0.3%

       2,500 Dublin City School District, Franklin, Delaware and Union    12/02 at 102.00       AAA       2,615,925
              Counties, Ohio, Various Purpose School Building
              Construction and Improvement Bonds (General Obligation -
              Unlimited Tax), 6.200%, 12/01/19 (Pre-refunded to 12/01/02)
-------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.9%

       5,000 Oklahoma Industries Authority, Health System Revenue and      8/05 at 102.00       AAA       5,385,250
              Refunding Bonds (Obligated Group consisting of Baptist
              Medical Center of Oklahoma, Inc., South Oklahoma City
              Hospital Corporation and Baptist Rural Health System,
              Inc.), Series 199A, 6.250%, 8/15/12

       5,000 Oklahoma Industries Authority, Health System Revenue and      8/09 at 101.00       AAA       5,172,250
              Refunding Bonds (Obligated Group consisting of INTEGRIS
              Baptist Medical Center, Inc., INTEGRIS South Oklahoma City
              Hospital Corporation and INTEGRIS Rural Health, Inc.),
              Series 1999A, 5.750%, 8/15/29

       2,000 Sapulpa Municipal Authority, Oklahoma, Capital Improvement    7/10 at 101.00       AAA       2,102,380
              Revenue Bonds, Refunding Series 2000, 5.625%, 7/01/20

       2,000 Trustees of the Tulsa Airports Improvement Trust, Oklahoma,   6/10 at 100.00       AAA       2,113,200
              Tulsa International Airport General Revenue Bonds, Series
              1999A, 6.000%, 6/01/21

----
28

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions*  Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
             Oklahoma (continued)

     $ 1,000 Trustees of the Tulsa Airports Improvement Trust, Oklahoma,   6/10 at 100.00        AAA $     1,060,040
              Tulsa International Airport General Revenue Bonds, Series
              1999B, 6.125%, 6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.0%

       2,015 Benton Area School District, Columbia County, Pennsylvania,   6/12 at 100.00        Aaa       1,996,845
              General Obligation Bonds, Series 2002B, 5.125%, 6/01/31

       4,570 Lower Providence Township, Pennsylvania, Sewer Authority      5/06 at 100.00        AAA       4,583,893
              Guaranteed Revenue Bonds, Series 1995, 5.250%, 5/01/22

       3,000 North Penn Water Authority, Montgomery County,               11/04 at 101.00        AAA       3,354,690
              Pennsylvania, Water Revenue Bonds, Series 1994, 7.000%,
              11/01/24 (Pre-refunded to 11/01/04)

       5,000 The Pittsburgh Water and Sewer Authority, Pennsylvania,         No Opt. Call        AAA         994,000
              Water and Sewer System First Lien Revenue Bonds,
              1998 Series B, 0.000%, 9/01/30

      13,000 Washington County Authority, Pennsylvania, Capital Funding      No Opt. Call        AAA      14,439,750
              Revenue Bonds (Capital Projects and Equipment Acquisition
              Program), Series 1999, 6.150%, 12/01/29
---------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.1%

      3,750  Commonwealth of Puerto Rico, Public Improvement Bonds of      7/02 at 101.50        AAA       3,838,463
              1992 (General Obligation), 6.600%, 7/01/13 (Pre-refunded
              to 7/01/02)

      4,325  Commonwealth of Puerto Rico, Public Improvement Bonds,          No Opt. Call        AAA       5,434,968
             Series 2001-2 (TICS), 12.030%, 7/01/19 (IF)
---------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.5%

      3,130  Kent County Water Authority, Rhode Island, General Revenue    7/04 at 102.00        AAA       3,395,174
             Bonds, 1994 Series A, 6.350%, 7/15/14

       1,000 Providence Housing Development Corporation, Rhode Island,     7/04 at 102.00        AAA       1,050,410
              Mortgage Revenue Refunding Bonds (FHA-Insured Mortgage
              Loan - Barbara Jordan Apartments Project), Series 1994A,
              6.650%, 7/01/15
---------------------------------------------------------------------------------------------------------------------
             South Carolina - 2.4%

             Charleston Public Facilities Corporation, Charleston
             County, South Carolina, Certificates of Participation,
             Series 1994B:
      1,430    6.875%, 6/01/14 (Pre-refunded to 6/01/04)                   6/04 at 102.00        AAA       1,584,440
      2,385    7.000%, 6/01/19 (Pre-refunded to 6/01/04)                   6/04 at 102.00        AAA       2,648,352

      3,375  Georgetown County School District, South Carolina, General    3/11 at 100.00        AAA       3,433,219
              Obligation Bonds, Series 2000, 5.250%, 3/01/20

       5,435 Greenville Memorial Auditorium District Public Facilities     3/06 at 102.00        AAA       6,043,883
              Corporation, South Carolina, Certificates of Participation
              (Bi-Lo Center Project), Series 1996B, 5.750%, 3/01/22
              (Pre-refunded to 3/01/06)

       6,500 Spartanburg County Health Services District, Inc., South      4/12 at 100.00        AAA       6,383,325
              Carolina, Hospital Revenue Refunding Bonds, Series 2002,
              5.250%, 4/15/32 (WI, settling 5/22/02)
---------------------------------------------------------------------------------------------------------------------
             Tennessee - 3.0%

      2,000  Memphis-Shelby County Airport Authority, Tennessee, Airport
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
              Minimum Tax)                                                 3/10 at 101.00       AAA        2,112,760

             The Health, Educational and Housing Facilities Board, City
             of Memphis, Tennessee, Multifamily Housing Revenue Bonds
             (Hickory Pointe Apartments Project), Series 2000A:
      1,190    5.850%, 7/01/20                                             7/10 at 102.00       Aaa        1,248,953
      5,155    5.950%, 7/01/31                                             7/10 at 102.00       Aaa        5,372,129

      16,000 The Health and Educational Facilities Board of the           11/09 at 101.00        AAA      16,856,480
              Metropolitan Government of Nashville and Davidson County,
              Tennessee, Revenue Bonds (Ascension Health Credit Group),
              Series 1999A, 6.000%, 11/15/30
---------------------------------------------------------------------------------------------------------------------
             Texas - 9.5%

      3,000  Health Facilities Development Corporation, Bexar County,
              Texas, Hospital Revenue Bonds (Baptist Memorial Hospital
              System Project), Series 1994, 6.750%, 8/15/19
              (Pre-refunded to 8/15/04)                                    8/04 at 102.00       AAA        3,335,790

      8,000  Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth
              International Airport, Joint Revenue Refunding and
              Improvement Bonds, Series 2001A, 5.625%, 11/01/26
              (Alternative Minimum Tax)                                   11/11 at 100.00       AAA        8,064,400

      2,605  City of DeSoto, Dallas County, Texas, General Obligation
              Bonds, Series 2001, 5.500%, 2/15/21                          2/11 at 100.00       AAA        2,676,950

----
29

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions*  Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
             Texas (continued)

             Harris County-Houston Sports Authority, Texas, Senior Lien
             Revenue Bonds, Series 2001G:
    $ 1,000    5.750%, 11/15/19                                           11/11 at 100.00       AAA  $     1,061,400
      5,000    5.250%, 11/15/21                                           11/11 at 100.00       AAA        5,001,750
      3,000    5.250%, 11/15/22                                           11/11 at 100.00       AAA        2,990,580
      6,800    5.250%, 11/15/30                                           11/11 at 100.00       AAA        6,676,512
      2,500    5.375%, 11/15/41                                           11/11 at 100.00       AAA        2,455,300

      4,575  Harris County, Texas, Toll Road Senior Lien Revenue           8/02 at 102.00       AAA        4,731,785
              Refunding Bonds, Series 1992A, 6.500%, 8/15/17
              (Pre-refunded to 8/15/02)

             Harris County Hospital District, Texas, Refunding Revenue
              Bonds, Series 1990:
        420    7.400%, 2/15/10                                               No Opt. Call       AAA          483,878
        580    7.400%, 2/15/10                                               No Opt. Call       AAA          676,106

      2,280  North Texas Municipal Water District, Regional Wastewater    12/11 at 100.00       AAA        2,277,218
              System Revenue Bonds, Series 2001, 5.125%, 6/01/20

             Retama Development Corporation, Texas, Special Facilities
             Revenue Bonds (Retama Park Racetrack Project), Series 1993:
      9,715    8.750%, 12/15/18                                              No Opt. Call       AAA       14,025,546
      5,405    10.000%, 12/15/20                                             No Opt. Call       AAA        8,668,593

      5,000  Texas Health Facilities Development Corporation, Tarrant        No Opt. Call       AAA        5,527,850
              County, Hospital Revenue Refunding and Improvement Bonds
              (Fort Worth Osteopathic Hospital, Inc. Project), Series
              1993, 6.000%, 5/15/21

      6,080  Texas Health Facilities Development Corporation, Hospital     8/03 at 102.00       AAA        6,418,413
              Revenue Bonds (All Saints Episcopal Hospitals of Fort
              Worth Project), Series 1993B, 6.250%, 8/15/22
      4,070  Williamson County, Texas, General Obligation Bonds, Inverse   2/11 at 100.00       AAA        4,380,745
              Floater Obligations, Drivers Series 188, 12.710%, 2/15/21
              (IF)
---------------------------------------------------------------------------------------------------------------------
             Utah - 1.4%

      5,000  Emery County, Utah, Pollution Control Revenue Refunding      11/03 at 102.00       AAA        5,074,700
              Bonds (Pacificorp Projects), Series 1993A, 5.650%, 11/01/23

      3,055  State Building Ownership Authority, State of Utah, Lease     11/05 at 100.00        AAA       3,349,258
              Revenue Bonds (State Facilities Master Lease Program),
              Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05)

      3,500  White City Water Improvement District, Salt Lake County,      2/05 at 100.00       AAA        3,845,135
              Utah, General Obligation Water Bonds, Series 1995, 6.600%,
              2/01/25 (Pre-refunded to 2/01/05)
---------------------------------------------------------------------------------------------------------------------
             Vermont - 0.3%

      2,590  Vermont Housing Finance Agency, Single Family Housing        11/09 at 100.00       AAA        2,721,339
              Bonds, Series 12A, 6.300%, 11/01/31 (Alternative Minimum
              Tax)
---------------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

       5,755 Industrial Development Authority, City of Alexandria,        10/10 at 101.00        AAA       6,240,492
              Virginia, Fixed-Rate Revenue Bonds (Institute for Defense
              Analyses), Series 2000A, 5.900%, 10/01/20
---------------------------------------------------------------------------------------------------------------------
             Washington - 6.6%

      3,000  Public Utility District No. 1, Chelan County, Washington,     7/11 at 101.00        AAA       3,015,900
              Chelan Hyrdo Consolidated System Revenue Bonds, Series
              2001A, 5.600%, 1/01/36 (Alternative Minimum Tax)

             Public Utility District No. 1, Douglas County, Washington,
             Wells Hydro-Electric Revenue Bonds, Refunding Series 2000A:
      2,975    6.300%, 9/01/15 (Alternative Minimum Tax)                   9/10 at 100.00        AAA       3,280,324
      1,135    6.350%, 9/01/18 (Alternative Minimum Tax)                   9/10 at 100.00        AAA       1,240,180

      3,300  Energy Northwest, Washington, Refunding Electric Revenue      7/12 at 100.00        AAA       3,971,022
              Bonds (Columbia Generating Station), Inverse Floaters,
              ROL-SER-II-152, 13.590%, 7/01/18 (IF)

      1,000  City of Marysville, Washington, Water and Sewer Revenue      12/03 at 100.00        AAA       1,073,980
              Bonds, Series 1991, 7.000%, 12/01/11 (Pre-refunded to
              12/01/03)

      2,000  Mason County Public Utility District No. 3, Washington,       6/12 at 100.00        AAA       1,967,080
              Electric Revenue Bonds, Series 2002, 5.100%, 12/01/21

----
30

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Washington (continued)

   $  7,935  Port of Seattle, Washington, Special Facility Revenue Bonds
              (Terminal 18 Project), Series 1999B, 6.250%, 9/01/26
              (Alternative Minimum Tax)                                    3/10 at 101.00       AAA $     8,541,948

      8,775  Port of Seattle, Washington, Special Facility Revenue Bonds
              (Terminal 18 Project), Series 1999C, 6.000%, 9/01/20
              (Alternative Minimum Tax)                                    3/10 at 101.00       AAA       9,320,805
      5,000  Public Utility District No. 1, Snohomish County,
              Washington, Generation System Revenue Bonds, Series 1993B,
              5.800%, 1/01/24 (Alternative Minimum Tax)                    1/04 at 102.00       AAA       5,078,300

             Public Utility District No. 1, Snohomish County,
             Washington, Water Revenue Bonds, Refunding Series 2002:
      1,665    5.250%, 12/01/21                                            6/12 at 100.00       AAA       1,661,885
      1,000    5.500%, 12/01/22                                            6/12 at 100.00       AAA       1,022,080

      7,825  Arlington School District No. 16, Snohomish County,
              Washington, General Obligation - Unlimited Tax Bonds,
              Series 2000, 5.750%, 12/01/19                               12/10 at 100.00       Aaa       8,277,830

      5,000  Washington Public Power Supply System, Nuclear Project No.
              2 Refunding Revenue Bonds, Series 1993B, 5.400%, 7/01/05       No Opt. Call       AAA       5,356,100

       2,000 Bellingham School District No. 501, Whatcom County,          12/04 at 100.00       AAA       2,182,420
              Washington, General Obligation - Unlimited Tax Bonds,
              Series 1994, 6.125%, 12/01/13 (Pre-refunded to 12/01/04)
-------------------------------------------------------------------------------------------------------------------
             Wisconsin - 0.8%

      3,365  Evansville Community School District, Dane, Green and Rock
              Counties, Wisconsin, General Obligation Refunding Bonds,
              Series 2001, 5.500%, 4/01/19                                 4/11 at 100.00       AAA       3,490,850

      2,000  City of Superior, Wisconsin, Limited Obligation Refunding
              Revenue Bonds (Midwest Energy Resources Company Project),
              Collateralized Series E-1991, 6.900%, 8/01/21                  No Opt. Call       AAA       2,450,000

      1,000  Three Lakes School District, Wisconsin, General Obligation
              Bonds, Series 1992, 6.750%, 4/01/12 (Pre-refunded to
              4/01/03)                                                     4/03 at 100.00       AAA       1,044,960
-------------------------------------------------------------------------------------------------------------------
   $877,643  Total Investments (cost $789,531,049) - 99.4%                                              842,491,197
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.6%                                                         5,473,584
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   847,964,781
             -----------------------------------------------------------------------------------------------------

              All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          (WI)Security purchased on a when-issued basis.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
31

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Alabama - 0.4%

  $    6,750 City of Birmingham, Alabama, Water and Sewer Revenue          1/08 at 102.00       AA- $     6,067,373
              Warrants, Series 1998-A, 4.750%, 1/01/29

       5,000 Jefferson County, Alabama, Sewer Revenue Capital              2/09 at 101.00       AAA       5,208,650
              Improvement Warrants, Series 1999-A, 5.750%, 2/01/38
-------------------------------------------------------------------------------------------------------------------
             Alaska - 0.3%

       7,435 Alaska Housing Finance Corporation, Collateralized Home      12/03 at 102.00       AAA       7,531,506
              Mortgage Bonds, 1990 Series A, 5.850%, 6/01/25
-------------------------------------------------------------------------------------------------------------------
             Arizona - 1.9%

      12,790 Arizona Health Facilities Authority, Revenue Bonds              No Opt. Call       BBB      13,603,444
              (Catholic Healthcare West), 1999 Series A, 6.125%, 7/01/09

             Salt River Project Agricultural Improvement and Power
             District, Arizona, Electric System Revenue Bonds (Salt
             River Project), 1992 Series C:
         665   6.250%, 1/01/19                                             7/02 at 102.00        AA         680,667
       1,085   5.500%, 1/01/28                                             7/02 at 100.00        AA       1,085,315

       9,060 Salt River Project Agricultural Improvement and Power         7/02 at 100.00        AA       9,080,657
              District, Arizona, Electric System Revenue Bonds (Salt
              River Project), 1973 Series A, 5.000%, 1/01/10

      17,820 Salt River Project Agricultural Improvement and Power         1/04 at 100.00        AA      17,642,513
              District, Arizona, Electric System Revenue Refunding
              Bonds, 1993 Series C, 4.750%, 1/01/17

             Salt River Project Agricultural Improvement and Power
             District, Arizona, Electric System Revenue Refunding Bonds
             (Salt River Project), 2002 Series A:
       5,000   5.250%, 1/01/19                                             1/12 at 101.00        AA       5,133,250
       2,000   5.000%, 1/01/31                                             1/12 at 101.00        AA       1,965,460

       6,000 Industrial Development Authority, City of Scottsdale,         9/02 at 101.00       AAA       6,137,580
              Arizona, Hospital Revenue Refunding Bonds (Scottsdale
              Memorial Hospital), Series 1996A, 5.625%, 9/01/12
-------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.6%

             Baxter County, Arkansas, Hospital Revenue Improvement Bonds
             (Baxter County Regional Hospital), Series 1999B:
         500   5.000%, 9/01/09                                               No Opt. Call       BBB         496,035
       2,500   5.625%, 9/01/28                                             9/09 at 100.00       BBB       2,414,925

       1,750 City of Fort Smith, Arkansas, Water and Sewer Revenue        10/11 at 100.00       AAA       1,738,100
              Bonds, Refunding and Construction, Series 2002A, 5.000%,
              10/01/21

       7,605 Jefferson County, Arkansas, Hospital Refunding Revenue        7/03 at 102.00      A***       8,086,168
              Bonds, Series 1993, 6.000%, 7/01/06 (Pre-refunded to
              7/01/03)

       4,000 Jefferson County, Arkansas, Pollution Control Revenue        12/02 at 102.00      BBB-       3,842,240
              Refunding Bonds (Entergy Arkansas, Inc. Project), Series
              1997, 5.600%, 10/01/17
-------------------------------------------------------------------------------------------------------------------
             California - 11.2%

      21,220 California Health Facilities Financing Authority, Insured     7/04 at 102.00       AAA      21,678,564
              Health Facility Refunding Revenue Bonds (Catholic
              Healthcare West), 1994 Series A, 5.000%, 7/01/14

             State of California, Department of Water Resources, Water
             System Revenue Bonds (Central Valley Project), Series L:
      15,515   5.700%, 12/01/16                                            6/03 at 101.50        AA      16,358,706
       8,000   5.750%, 12/01/19                                            6/03 at 101.50        AA       8,193,120
      12,250   5.500%, 12/01/23                                            6/03 at 101.50        AA      12,391,855

      21,000 State of California, Department of Water Resources, Water    12/03 at 101.00        AA      19,888,890
              System Revenue Bonds (Central Valley Project), Series M,
              4.875%, 12/01/27

      12,000 State Public Works Board of California, Department of        11/04 at 102.00       Aaa      13,657,920
              Corrections, Lease Revenue Bonds (California State Prison
              - Monterey County (Soledad II)), 1994 Series A, 7.000%,
              11/01/19 (Pre-refunded to 11/01/04)

      38,795 California Statewide Communities Development Authority,       7/03 at 102.00       AA-      38,987,423
              Certificates of Participation (St. Joseph Health System
              Obligated Group), Series 1993, 5.500%, 7/01/23

      15,890 Central Joint Powers Health Financing Authority,              2/03 at 102.00      Baa1      15,910,816
              California, Certificates of Participation (Community
              Hospital of Central California), Series 1993, 5.250%,
              2/01/13

----
32

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             California (continued)

  $    9,000 East Bay Municipal Utility District, Alameda and Contra       6/03 at 102.00       AAA $     8,917,740
              Costa Counties, California, Water System Subordinated
              Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21

      10,000 Foothill/Eastern Transportation Corridor Agency,              1/07 at 100.00       AAA      11,309,200
              California, Toll Road Revenue Bonds, Series 1995A, 6.000%,
              1/01/34 (Pre-refunded to 1/01/07)

         555 La Mirada Redevelopment Agency, Community Facilities            No Opt. Call       N/R         571,533
              District No.89-1, California, Refunding Special Tax Bonds
              (Civic Theatre Project), Series 1998 (Tax Increment
              Contribution), 5.200%, 10/01/06

      17,040 Los Angeles Convention and Exhibition Center Authority,       8/03 at 102.00       AAA      17,644,579
              California, Lease Revenue Bonds, 1993 Refunding Series A,
              5.125%, 8/15/13

       2,500 Department of Water and Power, City of Los Angeles,           7/06 at 100.00       Aa3       2,532,350
              California, Power System Revenue Bonds, Series 2001A
              (Subseries A-3), 5.375%, 7/01/21

       3,000 The City of Los Angeles, California, Wastewater System        6/03 at 102.00       AAA       3,063,270
              Revenue Bonds, Series 1993B, 5.700%, 6/01/23

      20,670 The City of Los Angeles, California, Wastewater System       11/03 at 102.00       AAA      20,759,915
              Revenue Bonds, Series 1993D, 5.200%, 11/01/21

      15,750 Los Angeles County Metropolitan Transportation Authority,     7/03 at 102.00        AA      16,273,845
              California, Proposition A Sales Tax Revenue Refunding
              Bonds, Series 1993-A, 5.500%, 7/01/13

             Los Angeles County Metropolitan Transportation Authority,
             California, Proposition C Sales Tax Revenue Bonds, Second
             Senior Series 1993-B:
      20,935   4.750%, 7/01/18                                             7/03 at 102.00       AAA      20,459,985
       8,000   5.250%, 7/01/23                                             7/03 at 102.00       AAA       8,021,360

      10,500 Los Angeles County Sanitation Districts Financing            10/03 at 102.00        AA      10,859,205
              Authority, California, Capital Projects Revenue Bonds
              (Senior Ad Valorem Obligation Bonds), 1993 Series A,
              5.375%, 10/01/13

      31,360 Los Angeles County Transportation Commission, California,     7/02 at 102.00       Aaa      32,269,126
              Proposition C Sales Tax Revenue Bonds, Second Senior
              Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

       5,000 The Metropolitan Water District of Southern California,       7/02 at 102.00     AA***       5,134,250
              Water Revenue Bonds, Issue of 1992, 5.500%, 7/01/19
              (Pre-refunded to 7/01/02)

       4,000 San Diego County, California, Certificates of Participation   9/09 at 101.00      Baa3       4,132,320
              (The Burnham Institute), 6.250%, 9/01/29

       8,050 The Regents of the University of California, Refunding        9/02 at 102.00       AAA       8,357,832
              Revenue Bonds (Multiple Purpose Projects), Series A,
              6.875%, 9/01/16 (Pre-refunded to 9/01/02)

       2,355 Yuba County Water Agency, California, Yuba River              9/02 at 100.00       Ba3       2,193,565
              Development Revenue Bonds, Series A, 4.000%, 3/01/16
-------------------------------------------------------------------------------------------------------------------
             Colorado - 0.8%

       2,300 E-470 Public Highway Authority, Arapahoe County, Colorado,     8/05 at 95.92       AAA       1,986,096
              Senior Capital Improvement Trust Fund Highway Revenue
              Bonds (E-470 Project), Series C, 0.000%, 8/31/06
              (Pre-refunded to 8/31/05)

       2,000 Aurora Centretech Metropolitan District, Arapahoe County,    12/06 at 102.00       AA-       2,062,500
              Colorado, General Obligation Variable Rate Refunding
              Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put
              12/01/08)

         500 Colorado Health Facilities Authority, Revenue Bonds          12/05 at 102.00        A-         536,275
              (Covenant Retirement Communities, Inc.), Series 1995,
              6.200%, 12/01/07

       2,000 Colorado Health Facilities Authority, Hospital Revenue       11/11 at 101.00      BBB+       2,079,980
              Bonds (PorterCare Adventist Health System Project), Series
              2001, 6.500%, 11/15/31

       9,915 City and County of Denver, Colorado, Airport System Revenue  11/11 at 100.00       AAA      10,230,297
              Refunding Bonds, Series 2001A, 5.500%, 11/15/16
              (Alternative Minimum Tax)

       1,225 City and County of Denver, Colorado, Airport System Revenue  11/02 at 102.00         A       1,270,962
              Bonds, Series 1992C, 6.750%, 11/15/22

               (Alternative Minimum Tax)

      10,000 E-470 Public Highway Authority, Colorado, Senior Revenue        No Opt. Call       AAA       3,424,300
              Bonds, Series 1997B, 0.000%, 9/01/21

         470 Eagle County Air Terminal Corporation, Colorado, Airport        No Opt. Call       N/R         465,972
              Terminal Project Revenue Bonds, Series 1996, 6.750%,
              5/01/06 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.0%

         335 Eastern Connecticut Resource Recovery Authority, Solid        1/03 at 102.00       BBB         338,216
              Waste Revenue Bonds (Wheelabrator Lisbon Project), Series
              1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)

----
33

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Delaware - 0.0%

     $   500 Delaware Economic Development Authority, First Mortgage       5/07 at 102.00       BBB $       520,480
              Revenue Bonds (Peninsula United Methodist Homes, Inc.
              Issue), Series 1997A, 6.100%, 5/01/10
-------------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.8%

       1,900 District of Columbia, Washington D.C., General Obligation       No Opt. Call       AAA       2,149,147
              Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11

      25,000 Tobacco Settlement Financing Corporation, District of         5/11 at 101.00        A1      25,630,500
              Columbia, Tobacco Settlement Asset-Backed Bonds, Series
              2001, 6.750%, 5/15/40

      25,050 Washington Convention Center Authority, Washington, D.C.,    10/08 at 100.00       AAA      22,676,763
              Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
              4.750%, 10/01/28
-------------------------------------------------------------------------------------------------------------------
             Florida - 2.6%

         300 Housing Finance Authority, Brevard County, Florida,           2/06 at 101.00       AAA         321,216
              Multifamily Housing Revenue Refunding Bonds (Windover Oaks
              and Windover Health Club Apartments Projects), Series
              1996A, 6.900%, 2/01/27 (Mandatory put 2/01/07)

         500 Dade County, Florida, Seaport Revenue Refunding Bonds,          No Opt. Call       AAA         576,990
              Series 1995, 6.200%, 10/01/10

             Dade County, Florida, Special Obligation and Refunding
              Bonds, Series 1996B:
         145   0.000%, 10/01/09                                            10/08 at 98.22       AAA         106,871
         190   0.000%, 10/01/09                                            10/08 at 98.22       AAA         137,516

         500 Duval County School District, Florida, General Obligation     8/02 at 102.00       AAA         515,455
              Refunding Bonds, Series 1992, 6.300%, 8/01/08

         130 Housing Finance Authority, Escambia County, Florida, Single   4/07 at 102.00       Aaa         137,099
              Family Mortgage Revenue Bonds (Multi- County Program),
              Series 1997A, 5.500%, 4/01/08 (Alternative Minimum Tax)

         200 Escambia County, Florida, Pollution Control Revenue          11/02 at 102.00       BBB         206,864
              Refunding Bonds (Champion International Corporation
              Project), Series 1992, 6.950%, 11/01/07

         155 Florida Housing Finance Agency, Single Family Mortgage          No Opt. Call       AAA         162,018
              Revenue Refunding Bonds, Series 1995A, 6.000%, 1/01/04
              (Alternative Minimum Tax)

         500 State of Florida, Broward County Expressway Authority Bonds     No Opt. Call       AAA         656,925
              (General Obligation Bonds), Series 1984 (Full Faith and
              Credit), 9.875%, 7/01/09

         200 Halifax Hospital Medical Center, Daytona Beach, Florida,        No Opt. Call         A         202,194
              Healthcare Facilities Revenue Bonds (Halifax Management
              System, Inc. Project), 1998 Series A, 4.600%, 4/01/08

      32,000 Industrial Development Authority, Hillsborough County,        5/02 at 103.00        A1      33,089,600
              Florida, Pollution Control Revenue Refunding Bonds (Tampa
              Electric Company Project), Series 1992, 8.000%, 5/01/22

         150 Indian Trace Community Development District, Broward          5/05 at 102.00       AAA         162,720
              County, Florida, Water Management Special Benefit
              Refunding Bonds, Series 1995A, 5.500%, 5/01/06

      10,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series    4/07 at 100.00       AAA      10,043,500
              2002A, 5.500%, 10/01/41

         165 Jacksonville Health Facilities Authority, Florida,              No Opt. Call      Baa2         171,526
              Tax-Exempt Industrial Development Revenue Bonds (National
              Benevolent Association - Cypress Village Florida Project),
              Series 1996A, 5.850%, 12/01/06

         400 Lee County, Florida, Capital Refunding Revenue Bonds,           No Opt. Call       AAA         449,296
              Series 1997A, 5.750%, 10/01/11

         250 Hospital Board of Directors, Lee County, Florida,             4/07 at 102.00       AAA         270,123
              Fixed-Rate Hospital Revenue Bonds (Lee Memorial Health
              System), 1997 Series A, 5.400%, 4/01/09

         200 City of Leesburg, Florida, Hospital Revenue Refunding Bonds   7/06 at 102.00         A         213,244
              (Leesburg Regional Medical Center Project), Series 1996A,
              5.600%, 7/01/08

         255 Housing Finance Authority, Orange County, Florida, Single     9/07 at 102.00       AAA         268,342
              Family Mortgage Revenue Bonds (GNMA and FNMA Securities
              Program), Series 1997B, 5.400%, 9/01/09 (Alternative
              Minimum Tax)

      25,675 Orlando Utilities Commission, Florida, Water and Electric    10/02 at 100.00       Aa2      25,161,500
              Subordinated Revenue Bonds, Series 1989D, 5.000%, 10/01/23

       1,000 Sanford Airport Authority, Florida, Industrial Development      No Opt. Call       N/R       1,015,980
              Revenue Bonds (Central Florida Terminals, Inc. Project),
              Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

         160 Sanford Airport Authority, Florida, Industrial Development      No Opt. Call       N/R         158,997
              Revenue Bonds (Central Florida Terminals, Inc. Project),
              Series 1997C, 6.750%, 5/01/05

----
34

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Florida (continued)

  $      200 Health Facilities Authority, Sarasota County, Florida,          No Opt. Call       N/R $       204,180
              Health Facilities Revenue Refunding Bonds
              (Sunnyside Properties Project), Series 1995, 5.500%,
              5/15/05

       1,000 The Elderly Housing Corporation of Sarasota, Inc., First      7/02 at 103.00       N/R       1,032,990
              Mortgage Revenue Bonds (Elderly Housing Project for the
              Sarasota Housing Authority), Series 1978, 7.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------
             Georgia - 0.6%

      12,460 City of Atlanta, Georgia, Water and Wastewater Revenue        5/12 at 100.00       AAA      11,867,527
              Bonds, Series 2001A, 5.000%, 11/01/39

       5,000 Private Colleges and Universities Authority, Georgia,        10/11 at 102.00        A3       5,035,100
              Revenue Bonds (Mercer University Project), Series 2001,
              5.750%, 10/01/31
-------------------------------------------------------------------------------------------------------------------
             Illinois - 18.9%

       2,000 Community Unit School District No. 100, Boone, McHenry and      No Opt. Call       Aaa       1,141,420
              DeKalb Counties, Illinois, Capital Appreciation School
              Bonds (Belvidere), Series 1997, 0.000%, 12/01/13

       7,880 City of Chicago, Illinois, General Obligation Bonds,          1/04 at 102.00       AAA       7,943,434
              Project Series 1993, 5.250%, 1/01/18

       2,000 City of Chicago, Illinois, General Obligation Bonds (City       No Opt. Call       AAA       1,118,840
              Colleges of Chicago Capital Improvement Project), Series
              1999, 0.000%, 1/01/14

      14,715 Chicago Metropolitan Housing Development Corporation,         7/02 at 102.00        AA      15,038,436
              Illinois, Housing Development Revenue Refunding Bonds
              (FHA-Insured Mortgage Loans - Section 8 Assisted
              Projects), Series 1992B, 6.900%, 7/01/22

      17,500 Chicago Housing Authority, Illinois, Capital Program          7/12 at 100.00     AA***      17,703,700
              Revenue Bonds, Series 2001, 5.375%, 7/01/19

       7,965 City of Chicago, Motor Fuel Tax Revenue Bonds, Refunding      1/03 at 101.00       AAA       7,981,488
              Series 1993, 5.000%, 1/01/16

         500 City of Chicago, O'Hare International Airport, Illinois,        No Opt. Call        B+         260,805
              Special Facilities Revenue Bonds (United Air Lines),
              Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

      22,010 City of Chicago, Illinois, O'Hare International Airport,      1/04 at 102.00       AAA      21,831,499
              General Airport Second Lien Revenue Refunding Bonds, 1993
              Series C, 5.000%, 1/01/18

      61,250 City of Chicago, Illinois, O'Hare International Airport,      1/04 at 102.00        A+      59,156,475
              General Revenue Refunding Bonds, 1993 Series A, 5.000%,
              1/01/16

       3,205 City of Chicago, Illinois, Wastewater Transmission Revenue    1/06 at 102.00       AAA       3,243,428
              Bonds, Series 1995, 5.000%, 1/01/15

      22,335 City of Chicago, Illinois, Water Revenue Bonds, Series       11/06 at 102.00       AAA      22,638,086
              1995, 5.000%, 11/01/15

      10,000 Cook County, Illinois, General Obligation Bonds, Series      11/12 at 100.00       AAA       9,592,400
              2002C, 5.000%, 11/15/25

      30,380 Cook County, Illinois, General Obligation Bonds, Series      11/03 at 100.00       AAA      29,425,460
              1993A, 5.000%, 11/15/23

       4,890 Cook County Community Consolidated School District 15,          No Opt. Call       Aaa       1,873,652
              Palatine, Illinois, General Obligation Bonds, Series 2001,
              0.000%, 12/01/19

      11,350 DuPage Water Commission, DuPage, Cook and Will Counties,      5/03 at 102.00       Aa1      11,575,411
              Illinois, Water Refunding Revenue Bonds, Series 1993,
              5.250%, 5/01/14

       1,000 Illinois Development Finance Authority, Adjustable Rate         No Opt. Call       BBB         956,400
              Solid Waste Disposal Revenue Bonds (Waste Management, Inc.
              Project), Series 1997, 5.050%, 1/01/10 (Alternative
              Minimum Tax)

       5,000 Illinois Development Finance Authority, Local Government        No Opt. Call       Aaa       2,472,050
              Program Revenue Bonds (Elgin School District Number U-46
              Project), Series 2001, 0.000%, 1/01/16

         225 Illinois Development Finance Authority, Economic              8/08 at 100.00      Baa2         230,519
              Development Revenue Bonds (The Latin School of Chicago
              Project), Series 1998, 5.250%, 8/01/09

      17,075 Illinois Educational Facilities Authority, Revenue            7/03 at 102.00       Aa1      17,295,268
              Refunding Bonds (The University of Chicago), Series 1993B,
              5.600%, 7/01/24

      57,600 Illinois Health Facilities Authority, Revenue Bonds           8/04 at 102.00       AA+      58,781,376
              (Northwestern Memorial Hospital), Series 1994A, 6.000%,
              8/15/24

       6,115 Illinois Health Facilities Authority, Revenue Refunding      10/03 at 102.00     A-***       6,482,328
              Bonds (Illinois Masonic Medical Center), Series 1993,
              5.500%, 10/01/19 (Pre-refunded to 10/01/03)

      10,000 Illinois Health Facilities Authority, Revenue Bonds          10/02 at 102.00       AAA      10,389,800
              (Highland Park Hospital), Series 1992, 6.200%, 10/01/22
              (Pre-refunded to 10/01/02)

----
35

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

 $    34,120 Illinois Health Facilities Authority, Revenue Bonds          11/03 at 102.00       AAA $    34,254,774
              (Rush-Presbyterian-St. Luke's Medical Center Obligated
              Group), Series 1993, 5.500%, 11/15/25

       7,275 Illinois Health Facilities Authority, Revenue Bonds           3/04 at 102.00       AAA       7,848,197
              (Southern Illinois Hospital Services), Series 1994,
              5.850%, 3/01/14 (Pre-refunded to 3/01/04)

       1,000 Illinois Health Facilities Authority, Revenue Bonds (Mercy      No Opt. Call        B2         560,480
              Hospital and Medical Center Project), Series 1996, 6.000%,
              1/01/06

       8,000 Illinois Health Facilities Authority, FHA-Insured Mortgage    2/06 at 102.00       AAA       8,309,760
              Revenue Bonds (Sinai Health System), Series 1996, 6.000%,
              2/15/24

             Illinois Health Facilities Authority, Revenue Bonds
              (Centegra Health System), Series 1998:
         500   5.500%, 9/01/09                                             9/08 at 101.00        A-         518,420
         500   5.500%, 9/01/10                                             9/08 at 101.00        A-         515,975

       1,000 Illinois Health Facilities Authority, Revenue Refunding      11/08 at 101.00       AAA       1,063,660
              Bonds (The Methodist Medical Center of Illinois), Series
              1998, 5.500%, 11/15/12

         500 Illinois Health Facilities Authority, Revenue Bonds           8/07 at 101.00        A-         528,120
              (Victory Health Service), Series 1997A, 5.750%, 8/15/08

       8,000 Illinois Health Facilities Authority, Revenue Bonds (OSF     11/09 at 101.00         A       8,240,000
              Healthcare System), Series 1999, 6.250%, 11/15/29

       9,025 Illinois Health Facilities Authority, Revenue Bonds           5/10 at 101.00        A3       9,688,699
              (Condell Medical Center), Series 2000, 7.000%, 5/15/22

       3,000 Illinois Health Facilities Authority, Revenue Bonds          10/11 at 100.00         A       3,005,160
              (Passavant Memorial Area Hospital Association), Series
              2001, 6.000%, 10/01/24

       4,000 Illinois Housing Development Authority, Homeowner Mortgage    2/12 at 100.00        AA       4,016,000
              Revenue Bonds, 2002 Series A (Subseries A-2), 5.625%,
              8/01/33 (Alternative Minimum Tax) (WI, settling 5/02/02)

      10,000 State of Illinois, General Obligation Bonds, Series 1993      4/03 at 102.00        AA      10,235,200
              (Full Faith and Credit), 5.700%, 4/01/18

             State of Illinois, General Obligation Bonds, Series 1992
              (Full Faith and Credit):
      13,090   6.200%, 10/01/04 (Pre-refunded to 10/01/02)                10/02 at 102.00     AA***      13,601,950
       2,010   6.200%, 10/01/04                                           10/02 at 102.00        AA       2,083,767

             State of Illinois, General Obligation Bonds, Series 1992
              (Full Faith and Credit):
       7,695   5.875%, 6/01/10 (Pre-refunded to 6/01/02)                   6/02 at 102.00     AA***       7,877,218
       7,055   5.875%, 6/01/10 (Pre-refunded to 6/01/02)                   6/02 at 102.00        AA       7,221,921
       2,610   5.875%, 6/01/11 (Pre-refunded to 6/01/02)                   6/02 at 102.00     AA***       2,671,805
       2,390   5.875%, 6/01/11 (Pre-refunded to 6/01/02)                   6/02 at 102.00        AA       2,446,547

       4,500 State of Illinois, General Obligation Bonds (Illinois           No Opt. Call        AA       4,666,500
              FIRST), Series 2000, 5.500%, 6/01/03

      14,200 State of Illinois, Sales Tax Revenue Bonds (Build Illinois    6/03 at 102.00       AAA      14,327,232
              Bonds), Series S, 5.250%, 6/15/18

             Illinois State Toll Highway Authority, Toll Highway
              Priority Revenue Bonds, 1992 Series A:
      20,000   6.450%, 1/01/13 (Pre-refunded to 1/01/03)                   1/03 at 102.00       AAA      21,022,600
       8,805   6.200%, 1/01/16 (Pre-refunded to 1/01/03)                   1/03 at 102.00       AAA       9,240,583

      43,180 Metropolitan Pier and Exposition Authority, Illinois,         6/03 at 102.00       Aaa      46,170,215
              McCormick Place Expansion Project Bonds, Series 1992A,
              6.500%, 6/15/27 (Pre-refunded to 6/15/03)

       7,500 Regional Transportation Authority, Cook, DuPage, Kane,        6/03 at 102.00       AAA       7,952,625
              Lake, McHenry and Will Counties, Illinois, General
              Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13
              (Pre-refunded to 6/01/03)

      11,215 Forest Preserve District of Will County, Illinois, General      No Opt. Call       AAA       4,619,346
              Obligation Bonds, Series 1999B, 0.000%, 12/01/18
-------------------------------------------------------------------------------------------------------------------
             Indiana - 4.4%

       6,835 Duneland School Building Corporation, Indiana, First          8/07 at 101.00       AAA       7,561,424
              Mortgage Bonds, Series 1997, 5.450%, 8/01/15 (Pre-refunded to 8/01/07)

         830 Hendricks County Redevelopment Authority, Indiana Bond        2/07 at 102.00       AA-         867,973
              Bank, Special Program Bonds (Pittboro Project), Series
              1997B, 5.750%, 2/01/08

      11,590 Indiana Health Facility Financing Authority, Hospital         9/02 at 102.00       AAA      13,036,432
              Revenue Refunding Bonds (Methodist Hospital of Indiana,
              Inc.), Series 1992A, 5.750%, 9/01/11

      49,600 Indiana Health Facility Financing Authority, Hospital        11/05 at 100.00       Aaa      52,672,224
              Revenue Bonds (Daughters of Charity), Series 1993, 5.750%,
              11/15/22 (Pre-refunded to 11/15/05)

----
36

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

  $    5,000 Indianapolis Airport Authority, Indiana, Special Facilities   7/04 at 102.00       BBB $     5,263,600
              Revenue Bonds (Federal Express Corporation Project),
              Series 1994, 7.100%, 1/15/17 (Alternative Minimum Tax)

      29,500 The Indianapolis Local Public Improvement Bond Bank,          7/12 at 100.00       AAA      28,899,380
              Indiana, Revenue Refunding Bonds (Waterworks Project),
              Series 2002A, 5.250%, 7/01/33

       2,750 The Indianapolis Local Public Improvement Bond Bank,          2/03 at 102.00        AA       2,895,063
              Indiana, Series 1992D Bonds, 6.750%, 2/01/20

      12,500 The Indianapolis Local Public Improvement Bond Bank,          1/03 at 102.00       AAA      13,014,500
              Indiana, Series 1993A Bonds, 6.000%, 1/10/18

       2,280 Southwind Housing, Inc., Evansville, Indiana, First           5/02 at 100.00    AA-***       2,681,075
              Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21
-------------------------------------------------------------------------------------------------------------------
             Iowa - 1.3%

       3,815 City of Davenport, Iowa, Hospital Facility Revenue Bonds      7/02 at 100.00       AAA       3,923,766
              (Mercy Hospital Project), Series 1992, 6.625%, 7/01/14
              (Pre-refunded to 7/01/02)

       2,445 Iowa Housing Finance Authority, Single Family Mortgage        8/02 at 100.00       Aaa       2,450,917
              Bonds, 1977 Series A, 5.875%, 8/01/08

      34,530 Tobacco Settlement Authority, Iowa, Tobacco Settlement        6/11 at 101.00        A1      29,481,023
              Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
-------------------------------------------------------------------------------------------------------------------

             Kansas - 0.3%

         420 Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds   2/03 at 102.00        AA         429,740
              (Barrington Park Apartments Project), Series 1993A,
              6.200%, 2/01/08

       7,000 City of Wichita, Kansas, Hospital Facilities Improvement     11/11 at 101.00        A+       6,939,310
              and Refunding Revenue Bonds (Via Christi Health System,
              Inc.), 2001 Series III, 5.500%, 11/15/26
-------------------------------------------------------------------------------------------------------------------
             Kentucky - 3.9%

       1,000 City of Ashland, Kentucky, Pollution Control Revenue            No Opt. Call      Baa2       1,057,430
              Refunding Bonds (Ashland, Inc. Project), Series 1999,
              5.700%, 11/01/09

      34,500 Carroll County, Kentucky, Collateralized Pollution Control    9/02 at 102.00        A1      35,803,755
              Revenue Bonds (Kentucky Utilities Company Project), 1992
              Series A, 7.450%, 9/15/16

      27,420 Kenton County Airport Board, Kentucky, Special Facilities     8/02 at 102.00       BB+      26,858,438
              Revenue Bonds (Delta Air Lines Project), 1992 Series A,
              7.125%, 2/01/21 (Alternative Minimum Tax)

             Kentucky Housing Corporation, Housing Revenue Bonds
             (Federally Insured or Guaranteed Mortgage Loans), 1993
             Series B:
      17,100   5.300%, 7/01/10                                             1/04 at 102.00       AAA      17,491,248
      13,400   5.400%, 7/01/14                                             1/04 at 102.00       AAA      13,609,442

      16,980 The Turnpike Authority of Kentucky, Resource Recovery Road    7/02 at 100.00       Aa3      16,994,773
              Revenue Refunding Bonds, 1987 Series A, 5.000%, 7/01/08
-------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.6%

         265 Louisiana Public Facilities Authority, Senior Student Loan    9/02 at 102.00       Aaa         273,787
              Revenue Bonds, Series 1992A-2, 6.600%, 3/01/03
              (Alternative Minimum Tax)

      17,870 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00        A1      16,359,628
              Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30
-------------------------------------------------------------------------------------------------------------------
             Maine - 0.8%

             Maine State Housing Authority, Mortgage Purchase Bonds,
              1994 Series A:
      13,650   5.650%, 11/15/20                                            2/04 at 102.00       AA+      13,876,727
      10,000   5.700%, 11/15/26                                            2/04 at 102.00       AA+      10,131,900
-------------------------------------------------------------------------------------------------------------------
             Maryland - 0.1%

       2,215 Maryland Department of Housing and Community Development,     1/07 at 102.00       Aa2       2,324,244
              Community Development Administration, Housing Revenue
              Bonds, Series 1996A, 5.875%, 7/01/16

         500 Maryland Health and Higher Educational Facilities             1/07 at 102.00        A-         536,230
              Authority, Refunding Revenue Bonds (Pickersgill Issue),
              Series 1997A, 5.750%, 1/01/08

----
37

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.1%

  $    5,000 Massachusetts Development Finance Authority, Revenue Bonds    1/12 at 101.00       AAA $     4,990,650
              (WGBH Educational Foundation), Series 2002A, 5.375%,
              1/01/42

         800 Massachusetts Health and Educational Facilities Authority,    7/08 at 101.00         A         831,680
              Revenue Bonds (Massachusetts Eye and Ear Infirmary Issue),
              Series B, 5.250%, 7/01/10

         265 Massachusetts Health and Educational Facilities Authority,    7/09 at 101.00       Ba1         246,275
              Revenue Bonds (Lasell College Issue), Series A, 5.100%,
              7/01/11

             Massachusetts Water Resources Authority, General Revenue
              Refunding Bonds, 1993 Series B:
      14,890   5.250%, 3/01/13                                             3/03 at 102.00        AA      15,209,093
      10,795   5.000%, 3/01/22                                             3/03 at 100.00        AA      10,640,632

             Massachusetts Water Resources Authority, General Revenue
              Bonds, 1993 Series C:
      12,705   5.250%, 12/01/20 (Pre-refunded to 12/01/04)                12/04 at 102.00       Aaa      13,832,188
      13,345   5.250%, 12/01/20                                           12/04 at 102.00        AA      13,422,668
-------------------------------------------------------------------------------------------------------------------
             Michigan - 6.6%

      15,000 School District of the City of Detroit, Wayne County,         5/06 at 102.00       AAA      16,707,750
              Michigan, School Building and Site Improvement Bonds
              (General Obligation - Unlimited Tax), Series 1996A,
              5.700%, 5/01/25 (Pre-refunded to 5/01/06)

      10,000 School District of the City of Detroit, Wayne County,         5/09 at 101.00       AAA       9,126,000
              Michigan, School Building and Site Improvement Bonds
              (General Obligation - Unlimited Tax), Series 1998B,
              4.750%, 5/01/28

       3,370 Michigan Higher Education Facilities Authority, Limited       5/08 at 100.00        AA       3,387,288
              Obligation Revenue and Revenue Refunding Bonds (Aquinas
              College Project), Series 1998C, 5.125%, 5/01/16

             State Building Authority, State of Michigan, 1998 Revenue
             Refunding Bonds (Facilities Program), Series 1:
      14,080   4.750%, 10/15/17                                           10/09 at 100.00       AA+      13,830,221
      11,735   4.750%, 10/15/21                                           10/09 at 100.00       AA+      11,169,021

             Michigan State Hospital Finance Authority, Hospital Revenue
             and Refunding Bonds (The Detroit Medical Center Obligated
             Group), Series 1993B:
      19,585   5.750%, 8/15/13                                             8/04 at 102.00      BBB-      18,555,221
      70,230   5.500%, 8/15/23                                             8/04 at 102.00      BBB-      58,583,057

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/05 at 100.00       AAA       3,446,580
              Refunding Bonds (Genesys Health System Obligated Group),
              Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

       1,000 Michigan State Hospital Finance Authority, Alma, Michigan,      No Opt. Call       BBB       1,039,020
              Hospital Revenue Refunding Bonds (Gratiot Community
              Hospital), Series 1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       Aaa       1,102,280
              and Refunding Bonds (Genesys Regional Medical Center
              Obligated Group), Series 1998A, 5.500%, 10/01/08

      12,080 Michigan State Housing Development Authority, Rental          4/04 at 102.00       AAA      12,261,200
              Housing Revenue Bonds, 1994 Series B, 5.700%, 4/01/12

             State of Michigan, State Trunk Line Fund Bonds, Series
              1992A:
      11,645   5.500%, 10/01/21 (Pre-refunded to 10/01/02)                10/02 at 100.00    N/R***      11,835,163
       3,955   5.500%, 10/01/21                                           10/02 at 100.00        AA       3,962,356

       6,000 Michigan Strategic Fund, Limited Obligation Pollution         9/11 at 100.00        A-       5,878,440
              Control Refunding Revenue Bonds (The Detroit Edison
              Company), Collateralized Series 2001C, 5.450%, 9/01/29

         215 Michigan Strategic Fund, Limited Obligation Revenue Bonds       No Opt. Call       BBB         210,949
              (Clark Retirement Community, Inc. Project), Series 1998,
              4.900%, 6/01/08

      16,805 Hospital Finance Authority, City of St. Joseph, Michigan,     1/04 at 102.00       AAA      16,968,345
              Revenue Refunding Bonds (Mercy Memorial Medical Center
              Obligated Group), Series 1993, 5.250%, 1/01/16
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.5%

       7,290 Minnesota Housing Finance Agency, Rental Housing Bonds,       2/05 at 102.00       AAA       7,567,968
              1995 Series D, 5.800%, 8/01/11

         950 Housing and Redevelopment Authority, City of St. Paul,          No Opt. Call      BBB+         945,801
              Minnesota, Healthcare Revenue Bonds (Regions Hospital
              Project), Series 1998, 5.000%, 5/15/09

       5,000 White Earth Band of Chippewa Indians, Minnesota, Revenue        No Opt. Call         A       5,513,500
              Bonds, Series 2000A, 7.000%, 12/01/11

----
38

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.3%

  $    8,660 Mississippi Business Finance Corporation, Pollution Control  10/03 at 102.00      BBB- $     8,306,672
              Revenue Refunding Bonds (System Energy Resources, Inc.
              Project), Series 1998, 5.875%, 4/01/22

         500 Perry County, Mississippi, Pollution Control Refunding        3/12 at 100.00      Baa3         451,145
              Revenue Bonds (Leaf River Forest Project), Series 1999,
              5.200%, 10/01/12
-------------------------------------------------------------------------------------------------------------------
             Missouri - 0.5%

             Industrial Development Authority, City of Kansas, Missouri,
             Retirement Facility Refunding and Improvement Revenue Bonds
             (Kingswood Project), Series 1998A:
         800   5.375%, 11/15/09                                           11/08 at 102.00       N/R         758,384
       3,650   5.800%, 11/15/17                                           11/08 at 102.00       N/R       3,286,789

       2,430 Missouri Housing Development Commission, Housing              9/02 at 101.00       AA+       2,466,304
              Development Bonds (Federally Insured Mortgage Bonds), 1979
              Series B, 7.000%, 9/15/22

         300 Health and Educational Facilities Authority, State of         2/07 at 102.00       N/R         308,382
              Missouri, Health Facilities Revenue Bonds (Lutheran Senior
              Services), Series 1997, 5.550%, 2/01/09

         350 Industrial Development Authority, City of St. Louis,         12/02 at 102.00       N/R         357,368
              Missouri, Industrial Revenue Refunding Bonds (Kiel Center
              Multipurpose Arena Project), Series 1992, 7.625%, 12/01/09
              (Alternative Minimum Tax)

             The City of St. Louis, Missouri, Letter of Intent Double
             Revenue Bonds (Lambert-St. Louis International Airport
             Project), Series 2000:
       2,000   6.000%, 1/01/04                                             7/03 at 101.00      BBB-       2,060,740
       4,465   6.000%, 1/01/07                                             7/03 at 101.00      BBB-       4,536,574
       1,000   6.125%, 1/01/09                                             7/03 at 101.00      BBB-       1,011,610
-------------------------------------------------------------------------------------------------------------------
             Montana - 0.2%

       6,325 Montana Health Facility Authority, Healthcare Revenue Bonds   6/06 at 102.00      BBB-       6,075,985
              (Community Medical Center, Inc.), Series 1996, 6.375%,
              6/01/18
-------------------------------------------------------------------------------------------------------------------
             Nebraska - 0.2%

       6,250 Consumers Public Power District, Nebraska, Nuclear Facility   7/02 at 100.00        A1       6,265,000
              Revenue Bonds, Series 1968, 5.100%, 1/01/03
-------------------------------------------------------------------------------------------------------------------
             Nevada - 0.6%

       5,500 Clark County, Nevada, Industrial Development Revenue Bonds   10/02 at 102.00        B-       4,193,420
              (Nevada Power Company Project), Refunding Series 1995B,
              5.900%, 10/01/30 (Alternative Minimum Tax)

       6,000 Director of the State of Nevada, Department of Business and     No Opt. Call       AAA       2,436,480
              Industry, Revenue Bonds (Las Vegas Monorail Project), 1st
              Tier Series 2000, 0.000%, 1/01/19

       1,990 Local Improvement District No. T-4C, City of Henderson,       5/02 at 103.00       N/R       1,913,962
              Nevada, Limited Obligation Refunding Bonds (Green Valley
              Properties), 1999 Series A, 5.900%, 11/01/18

       8,630 City of Reno, Nevada, Insured Hospital Revenue Bonds (St.     5/03 at 102.00       AAA       8,900,809
              Mary's Regional Medical Center), Series 1993A, 5.800%,
              5/15/13
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.4%

      10,000 New Hampshire Housing Finance Authority, Multifamily          6/11 at 100.00       Aaa      10,098,700
              Housing Bonds, Remarketed 1994 Series I, 5.600%, 1/01/24
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.0%

       1,000 The Gloucester County Improvement Authority, New Jersey,        No Opt. Call       BBB       1,091,310
              Solid Waste Resource Recovery Revenue Refunding Bonds
              (Waste Management, Inc. Project), Series 1999B, 7.000%,
              12/01/29 (Alternative Minimum Tax) (Mandatory put 12/01/09)

         315 New Jersey Economic Development Authority, Insured Revenue      No Opt. Call       AAA         337,497
              Bonds (Educational Testing Service Issue), Series 1995B,
              5.500%, 5/15/05
-------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.4%

       5,000 City of Farmington, New Mexico, Pollution Control Refunding  10/02 at 101.00        BB       4,841,400
              Revenue Bonds (Southern California Edison Company Four
              Corners Project), 1991 Series A, 7.200%, 4/01/21

          70 New Mexico Educational Assistance Foundation, Student Loan      No Opt. Call       Aaa          71,696
              Revenue Bonds, Senior 1992 Series 1-A, 6.300%, 12/01/02
              (Alternative Minimum Tax)

----
39

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             New Mexico (continued)

  $    7,600 New Mexico Hospital Equipment Loan Council, Hospital          8/11 at 101.00        A1 $     7,559,112
              Revenue Bonds (Presbyterian Healthcare Services), Series
              2001A, 5.500%, 8/01/21
-------------------------------------------------------------------------------------------------------------------
             New York - 4.9%

      11,190 Battery Park City Authority, New York, Senior Revenue        11/03 at 102.00       AAA      11,306,264
              Refunding Bonds, Series 1993A, 5.000%, 11/01/13

       8,525 The City of New York, New York, General Obligation Bonds,     8/02 at 101.50       AAA       8,762,677
              Fiscal 1992 Series C, 6.625%, 8/01/12 (Pre-refunded to
              8/01/02)

       8,000 The City of New York, New York, General Obligation Bonds,     8/03 at 101.50         A       8,239,360
              Fiscal 1994 Series D, 5.750%, 8/15/11

             The City of New York, New York, General Obligation Bonds,
              Fiscal 1995 Series F:
         700   6.375%, 2/15/06 (Pre-refunded to 2/15/05)                   2/05 at 101.00       Aaa         778,400
      14,000   6.625%, 2/15/25 (Pre-refunded to 2/15/05)                   2/05 at 101.00       Aaa      15,661,660

       2,350 The City of New York, New York, General Obligation Bonds,       No Opt. Call         A       2,517,579
              Fiscal 1996 Series B, 6.000%, 8/15/04

       7,500 The City of New York, New York, General Obligation Bonds,       No Opt. Call         A       8,039,325
              Fiscal 1996 Series G, 5.900%, 2/01/05

      15,620 The City of New York, New York, General Obligation Bonds,     8/06 at 101.50         A      16,464,886
              Fiscal 1997 Series E, 6.000%, 8/01/16

         300 The City of New York, New York, General Obligation Bonds,     8/06 at 101.50         A         326,973
              Fiscal 1997 Series B, 5.700%, 8/15/07

      10,770 The City of New York, New York, General Obligation Bonds,     8/08 at 101.00         A      11,224,817
              Fiscal 1998 Series J, 5.375%, 8/01/13

       6,435 The City of New York, New York, General Obligation Bonds,       No Opt. Call         A       6,819,041
              Fiscal 2001 Series D, 5.000%, 8/01/07

       8,600 New York City Municipal Water Finance Authority, New York,    6/02 at 101.50        AA       8,766,066
              Water and Sewer System Revenue Bonds, Fiscal 1993 Series
              B, 6.000%, 6/15/17

       8,400 Dormitory Authority of the State of New York, Beth Israel    11/05 at 102.00       AAA       9,143,652
              Medical Center Revenue Bonds, Series 1996, 6.000%, 11/01/15

             Dormitory Authority of the State of New York, Mental Health
             Services Facilities Improvement Revenue Bonds, Series 1997B:
          35   5.500%, 8/15/17 (Pre-refunded to 2/15/07)                   2/07 at 102.00    AA-***          39,349
       5,965   5.500%, 8/15/17                                             2/07 at 102.00       AA-       6,136,196

         750 New York State Housing Finance Agency, New York City,           No Opt. Call         A         820,403
              Health Facilities Revenue Bonds, 1996 Series A Refunding,
              6.000%, 5/01/06

      10,270 Power Authority of the State of New York, General Purpose     1/03 at 102.00       AAA      10,718,388
              Bonds, Series CC, 5.250%, 1/01/18 (Pre-refunded to 1/01/03)

             Power Authority of the State of New York, Revenue Bonds,
              Series 2000A:
       4,395   5.500%, 11/15/16                                           12/05 at 100.00       Aa2       4,581,304
       3,775   5.500%, 11/15/17                                           12/05 at 100.00       Aa2       3,923,433

       1,000 The Port Authority of New York and New Jersey, Special          No Opt. Call       N/R       1,062,540
              Project Bonds (KIAC Partners Project), Series 4, 7.000%,
              10/01/07 (Alternative Minimum Tax)

       1,000 The Port Authority of New York and New Jersey, Special          No Opt. Call       AAA       1,138,340
              Project Bonds (JFK International Air Terminal LLC
              Project), Series 6, 6.250%, 12/01/10 (Alternative Minimum
              Tax)

       5,000 Triborough Bridge and Tunnel Authority, New York, General     1/04 at 100.00       AA-       4,829,250
              Purpose Revenue Bonds, Series 1994A, 4.750%, 1/01/19
-------------------------------------------------------------------------------------------------------------------
             North Carolina - 3.7%

       5,000 The Charlotte-Mecklenburg Hospital Authority, North           1/11 at 101.00        AA       4,804,550
              Carolina, Healthcare System Revenue Bonds (DBA Carolinas
              Healthcare System), Series 2001A, 5.000%, 1/15/31

             North Carolina Eastern Municipal Power Agency, Power System
             Revenue Bonds, Refunding Series 1993B:
      11,000   7.000%, 1/01/08                                               No Opt. Call       BBB      12,361,690
      69,275   6.250%, 1/01/12                                             1/03 at 102.00       BBB      71,165,515

       4,650 North Carolina Eastern Municipal Power Agency, Power System   9/03 at 102.50         A       4,767,273
              Revenue Bonds, Series 1985-G, 5.750%, 12/01/16

       7,855 North Carolina Eastern Municipal Power Agency, Power System   1/03 at 102.00         A       7,915,248
              Revenue Bonds, Series 1993-D, 5.600%, 1/01/16

----
40

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             North Carolina (continued)

  $    2,500 North Carolina Eastern Municipal Power Agency, Power System   1/09 at 102.00       BBB $     2,527,150
              Revenue Bonds, Refunding Series 1999B, 5.600%, 1/01/15

         985 City of Wilmington Housing Authority, North Carolina, First   6/02 at 100.00    N/R***         990,940
              Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10
-------------------------------------------------------------------------------------------------------------------
             Ohio - 0.1%

             Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate
             Refunding Revenue Bonds (Rock and Roll Hall of Fame and
             Museum Project), Series 1997:
         360  5.750%, 12/01/07                                               No Opt. Call       N/R         377,734
         425  5.850%, 12/01/08                                               No Opt. Call       N/R         447,155

       1,000 City of Dayton, Ohio, Special Facilities Revenue Refunding      No Opt. Call       BB+         867,200
              Bonds (Emery Air Freight Corporation and Emery Worldwide
              Airlines, Inc. - Guarantors), 1988 Series C, 6.050%,
              10/01/09

         900 Miami County, Ohio, Hospital Facilities Revenue Refunding       No Opt. Call      BBB+         947,493
              and Improvement Bonds (Upper Valley Medical Center),
              Series 1996C, 6.000%, 5/15/06
-------------------------------------------------------------------------------------------------------------------
             Oregon - 0.7%

       8,720 State of Oregon Department of Administrative Services,        5/07 at 101.00       AAA       9,754,105
              Certificates of Participation, 1997 Series A, 5.800%,
              5/01/24 (Pre-refunded to 5/01/07)

      10,000 State of Oregon, General Obligation Veterans Welfare Bonds,  10/11 at 100.00        AA       9,905,100
              2001 Series 81, 5.250%, 10/01/42
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.2%

       1,250 Allegheny County, Pennsylvania, Airport Revenue Refunding       No Opt. Call       AAA       1,361,613
              Bonds (Pittsburgh International Airport), Series 1997A,
              5.750%, 1/01/12 (Alternative Minimum Tax)

       5,900 Industrial Development Authority, Carbon County,                No Opt. Call      BBB-       6,291,288
              Pennsylvania, Resource Recovery Revenue Refunding Bonds
              (Panther Creek Partners Project), Series 2000, 6.650%,
              5/01/10 (Alternative Minimum Tax)

      10,000 Industrial Development Authority, Lehigh County,              9/04 at 102.00       AAA      10,875,500
              Pennsylvania, Pollution Control Revenue Refunding Bonds
              (Pennsylvania Power and Light Company Project), 1994
              Series B, 6.400%, 9/01/29

      22,500 Pennsylvania Housing Finance Agency, Rental Housing           7/03 at 102.00       AAA      23,207,850
              Refunding Bonds, Issue 1993, 5.750%, 7/01/14

             Pennsylvania Housing Finance Agency, Multifamily Housing
             Refunding Bonds (Federal Housing Administration Insured
             Mortgage Loans), Issue 1992:
       4,025  8.100%, 7/01/13                                              7/02 at 102.00       AAA       4,124,579
      16,830  8.200%, 7/01/24                                              7/02 at 102.00       AAA      17,230,722

      16,600 Pennsylvania Intergovernmental Cooperation Authority,         6/03 at 100.00       AAA      16,218,200
              Special Tax Revenue Refunding Bonds (City of Philadelphia
              Funding Program), Series 1993A, 5.000%, 6/15/22

             Pennsylvania Higher Educational Facilities Authority
             (Commonwealth of Pennsylvania), Geneva College Revenue
             Bonds, Series 1998:
         470  4.900%, 4/01/07                                                No Opt. Call      BBB-         469,638
         495  4.950%, 4/01/08                                                No Opt. Call      BBB-         491,451

      11,070 Public Auditorium Authority of Pittsburgh and Allegheny       8/09 at 101.00       AAA      10,720,963
              County, Pennsylvania, Hotel Room Excise Tax Revenue Bonds,
              Series 1999, 5.125%, 2/01/35

       1,500 Municipal Authority of Westmoreland County, Pennsylvania,       No Opt. Call       AAA       1,228,950
              Municipal Service Revenue Bonds, Series 1995A, 0.000%,
              8/15/07
-------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.8%

      11,000 The Children's Trust Fund, Puerto Rico, Tobacco Settlement    7/10 at 100.00       Aa3      11,244,530
              Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26

             Puerto Rico Electric Power Authority, Power Revenue Bonds,
             2002 Series II:
       4,200  5.375%, 7/01/19                                              7/12 at 101.00       AAA       4,401,054
       5,000  5.000%, 7/01/20                                              7/12 at 101.00       AAA       5,057,300
       4,000  5.125%, 7/01/26                                              7/12 at 101.00       AAA       4,006,440

      27,500 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00        A-      27,943,575
              Appropriation Bonds, 2002 Series E, 5.500%, 8/01/29

----
41

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.3%

  $    8,095 Rhode Island Convention Center Authority, Refunding Revenue   5/03 at 100.00       AAA $     7,957,871
              Bonds, 1993 Series B, 5.000%, 5/15/20
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 0.5%

      10,000 Greenville County School District, South Carolina,           12/12 at 101.00       AA-       9,814,600
              Installment Purchase Revenue Bonds, Series 2002, 5.500%,
              12/01/28

          55 Myrtle Beach Public Facilities Corporation, South Carolina,     No Opt. Call     A3***          55,471
              Certificates of Participation (City of Myrtle Beach
              Convention Center Project), Series 1992, 6.750%, 7/01/02

       4,000 South Carolina Public Service Authority, Revenue Bonds,       1/12 at 100.00       AAA       3,855,400
              Series 2002B, 5.125%, 1/01/37
-------------------------------------------------------------------------------------------------------------------
             South Dakota - 0.1%

       4,000 South Dakota Health and Educational Facilities Authority,    11/11 at 101.00        A+       3,848,560
              Revenue Bonds (Sioux Valley Hospital and Health System),
              Series 2001E, 5.375%, 11/01/24
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 0.2%

         500 Memphis-Shelby County Airport Authority, Tennessee, Special     No Opt. Call       BBB         489,290
              Facilities Revenue Bonds (Federal Express Corporation),
              Refunding Series 1997, 5.350%, 9/01/12

       4,000 City of Memphis, Shelby County, Tennessee, Sanitary          10/12 at 100.00       AA+       3,948,480
              Sewerage System Revenue Bonds, Series 2002, 5.000%,
              10/01/21
-------------------------------------------------------------------------------------------------------------------
             Texas - 5.8%

       1,000 Alliance Airport Authority, Inc., Texas, Special Facilities     No Opt. Call        BB         942,100
              Revenue Bonds (American Airlines, Inc. Project), Series
              1991, 7.000%, 12/01/11 (Alternative Minimum Tax)

       2,000 City of Austin, Texas, Combined Utility Systems Revenue      11/06 at 100.00       AAA       2,052,520
              Refunding Bonds, Series 1996B, 5.700%, 11/15/21

      29,500 Brazos River Authority, Texas, Collateralized Revenue         8/02 at 100.00       AAA      29,712,400
              Refunding Bonds (Houston Lighting and Power Company
              Project), Series 1995, 5.800%, 8/01/15

         345 Brazos Higher Education Authority, Inc., Texas, Student         No Opt. Call       Aaa         353,283
              Loan Revenue Refunding Bonds, Series 1993A- 1, 6.200%,
              12/01/02 (Alternative Minimum Tax)

       6,585 Crowley Independent School District, Tarrant and Johnson      8/08 at 100.00       AAA       7,342,736
              Counties, Texas, General Obligation Bonds, Series 1997,
              6.500%, 8/01/23

       3,000 Goose Creek Consolidated Independent School District,           No Opt. Call       AAA       2,233,740
              Texas, Unlimited Tax Refunding Bonds, Series 1993, 0.000%,
              2/15/09

             Grapevine-Colleyville Independent School District, Tarrant
             and Dallas Counties, Texas, Unlimited Tax School Building
             and Refunding Bonds, Series 1998:
       4,890  0.000%, 8/15/19                                                No Opt. Call       AAA       1,902,699
      10,000  0.000%, 8/15/24                                                No Opt. Call       AAA       2,816,300

      25,900 Harris County, Texas, Toll Road Senior Lien Revenue           8/04 at 102.00       AAA      26,908,546
              Refunding Bonds, Series 1994, 5.300%, 8/15/13

       7,000 Health Facilities Development Corporation, Harris County,     8/02 at 100.00       AAA       7,235,830
              Texas, Hospital Revenue Bonds (St. Luke's Episcopal
              Hospital Project), Series 1991A, 6.750%, 2/15/21

      20,900 City of Houston, Texas, Water and Sewer System Junior Lien   12/12 at 100.00       AAA      19,760,950
              Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30

       6,000 City of Houston, Texas, Water and Sewer System Junior Lien   12/12 at 100.00       AAA       6,396,180
              Revenue Forward Refunding Bonds, Series 2002B, 5.750%,
              12/01/15 (WI, settling 9/05/02)

      16,150 City of Houston, Texas, Water and Sewer System Junior Lien      No Opt. Call       AAA       5,066,901
              Revenue Refunding Bonds, Series 1998A, 0.000%, 12/01/22

      10,000 City of Houston, Texas, Water and Sewer System Revenue       12/11 at 100.00       AAA      10,710,900
              Bonds, Junior Lien Series 2001A Refunding 5.500%, 12/01/14

      10,000 Health Facilities Development Corporation, Jefferson          8/11 at 100.00       AAA      10,008,500
              County, Texas, FHA-Insured Mortgage Revenue Bonds (Baptist
              Hospital of Southeast Texas), Series 2001, 5.500%, 8/15/41

      12,875 City of San Antonio, Texas, Electric and Gas Systems          8/02 at 101.00       Aa1      12,876,416
              Revenue Refunding Bonds, Series 1992, 5.000%, 2/01/17

       2,105 State of Texas, General Obligation Water Financial            8/12 at 100.00       Aa1       2,077,930
              Assistance Bonds, Series 2002, 5.400%, 8/01/32
              (Alternative Minimum Tax)

----
42

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Texas (continued)

  $      535 Texas Department of Housing and Community Affairs,              No Opt. Call         A $       546,631
              Multifamily Housing Revenue Bonds (NHP Foundation - Asmara
              Project), Series 1996A, 5.800%, 1/01/06

      16,500 Texas Water Development Board, State Revolving Fund, Senior   7/04 at 102.00       AAA      16,857,390
              Lien Revenue Bonds, Series 1993 5.250%, 7/15/15

       1,000 Tomball Hospital Authority, Texas, Hospital Revenue Bonds       No Opt. Call      Baa2       1,017,090
              (Tomball Regional Hospital), Series 1999, 5.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------
             Utah - 0.5%

       5,000 Intermountain Power Agency, Utah, Power Supply Revenue        7/07 at 102.00       AAA       5,274,050
              Refunding Bonds, 1997 Series B, 5.750%, 7/01/19

             Intermountain Power Agency, Utah, Power Supply Revenue
              Refunding Bonds, 1993 Series A:
       5,250  5.500%, 7/01/13                                              7/03 at 102.00     A+***       5,572,193
       3,050  5.500%, 7/01/13                                              7/03 at 102.00        A+       3,125,823

         870 Layton, Utah, Industrial Development Revenue Bonds (C.D.I.    6/02 at 100.00        Ca         522,000
              Ltd. Project - K-Mart Guaranteed), 8.750%, 6/01/05

         290 Salt Lake County, Utah, College Revenue Bonds (Westminster   10/07 at 101.00       BBB         293,950
              College of Salt Lake City Project), Series 1997, 5.200%,
              10/01/09
-------------------------------------------------------------------------------------------------------------------
             Vermont - 0.0%

         105 University of Vermont and State Agricultural College,         7/02 at 100.00        A+         105,750
              Housing, Dining and Student Services Facilities System
              Bonds, Lot 1 Series 1969-A, 6.300%, 7/01/06
-------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.0%

         385 Virgin Islands Port Authority, Airport Revenue Bonds,         9/02 at 101.00       BBB         386,640
              Refunding Series 1998A, 4.500%, 9/01/05
              (Alternative Minimum Tax)

       1,000 Virgin Islands Water and Power Authority, Electric System     7/08 at 101.00       N/R       1,034,000
              Revenue and Refunding Bonds, Series 1998, 5.250%, 7/01/09
-------------------------------------------------------------------------------------------------------------------
             Virginia - 2.1%

         500 Pocahontas Parkway Association, Virginia, Route 895             No Opt. Call      BBB-         451,335
              Connector Toll Road Revenue Bonds, Senior Current Interest
              Series 1998A, 5.250%, 8/15/07

         555 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3         591,086
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 5.375%, 10/15/11

             Richmond Metropolitan Authority, Virginia, Expressway
             Revenue and Refunding Bonds, Series 1992-B:
       1,440  6.250%, 7/15/22 (Pre-refunded to 7/15/02)                    7/02 at 102.00       AAA       1,482,782
       6,310  6.250%, 7/15/22                                              7/02 at 102.00       AAA       6,479,424

       3,015 Virginia Housing Development Authority, Multifamily           5/02 at 100.00       AA+       3,020,879
              Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21

             Virginia Housing Development Authority, Multifamily Housing
             Bonds, Series 1993C:
      19,080  5.550%, 5/01/08                                              5/03 at 102.00       AA+      19,406,459
      28,075  5.900%, 5/01/14                                              5/03 at 102.00       AA+      28,552,556
-------------------------------------------------------------------------------------------------------------------
             Washington - 6.4%

       4,615 Public Utility District No. 1, Chelan County, Washington,     7/02 at 100.00        AA       4,555,974
              Rocky Reach Hydro-Electric System Revenue Bonds, Series
              1968, 5.125%, 7/01/23

       8,005 Public Utility District No. 1, Douglas County, Washington,    9/02 at 100.50       AA-       7,756,845
              Wells Hydroelectric Revenue Bonds, Series 1963, 4.000%,
              9/01/18

       1,175 Public Utility District No. 2, Pacific County, Washington,    5/04 at 100.00       AAA       1,259,588
              Electric Revenue Bonds, Series 1994, 6.150%, 5/01/14
              (Pre-refunded to 5/01/04)

       4,515 The City of Seattle, Washington, Municipal Light and Power   11/03 at 101.00       Aa3       4,550,759
              Revenue Bonds, Senior Lien Series 1993, 5.375%, 11/01/18

       7,250 Municipality of Metropolitan Seattle, Washington, Sewer       1/03 at 102.00       AAA       7,449,665
              Refunding Revenue Bonds, Series Y, 5.700%, 1/01/12

----
43

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Washington (continued)

    $  5,000 Washington Public Power Supply System, Nuclear Project No.      No Opt. Call       Aa1 $     6,138,100
              1 Refunding Revenue Bonds, Series 1989B, 7.125%, 7/01/16

             Washington Public Power Supply System, Nuclear Project No.
             1 Refunding Revenue Bonds, Series 1993A:
      14,260  7.000%, 7/01/07                                                No Opt. Call       Aa1      16,393,296
      18,500  5.750%, 7/01/13 (Pre-refunded to 7/01/03)                    7/03 at 102.00    Aa1***      19,644,225
      12,260  5.700%, 7/01/17                                              7/03 at 102.00       AAA      12,699,766

       7,805 Washington Public Power Supply System, Nuclear Project No.      No Opt. Call       Aa1       9,174,309
              1 Refunding Revenue Bonds, Series 1993B, 7.000%, 7/01/09

      10,000 Washington Public Power Supply System, Nuclear Project No.    7/03 at 102.00       Aa1      10,147,400
              1 Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15

       8,835 Washington Public Power Supply System, Nuclear Project No.    7/03 at 102.00       Aa1       8,991,026
              3 Refunding Revenue Bonds, Series 1993B, 5.700%, 7/01/18

             Washington Public Power Supply System, Nuclear Project No.
             3 Refunding Revenue Bonds, Series 1993C:
       9,180  5.300%, 7/01/10                                              7/03 at 102.00       Aa1       9,458,338
      51,070  5.375%, 7/01/15                                              7/03 at 102.00       Aa1      51,822,772
      11,745  5.500%, 7/01/18                                              7/03 at 102.00       Aa1      11,874,900
-------------------------------------------------------------------------------------------------------------------
             Wisconsin - 5.3%

       5,000 Madison, Wisconsin, Industrial Development Revenue            4/12 at 100.00       AA-       4,953,900
              Refunding Bonds (Madison Gas and Electric Company), Series
              2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

       3,850 Wisconsin Housing and Economic Development Authority,           No Opt. Call     AA***       4,145,796
              Insured Mortgage Revenue Refunding Bonds, 1977 Series A,
              5.800%, 6/01/17

      10,000 Wisconsin Housing and Economic Development Authority, Home    9/08 at 101.50        AA       9,758,900
              Ownership Revenue Bonds, 1998 Series B, 5.500%, 9/01/27
              (Alternative Minimum Tax)

       3,545 Wisconsin Housing and Economic Development Authority, Home    9/11 at 100.00        AA       3,497,497
              Ownership Revenue Bonds, 2002 Series A, 5.300%, 9/01/18

       8,500 Wisconsin Housing and Economic Development Authority,        10/02 at 102.00        AA       8,677,905
              Housing Revenue Bonds, 1992 Series B,
              7.050%, 11/01/22

      30,325 Wisconsin Housing and Economic Development Authority,        12/03 at 102.00        AA      31,333,003
              Housing Revenue Bonds, 1993 Series C,
              5.800%, 11/01/13

      10,500 Wisconsin Health and Educational Facilities Authority,        5/02 at 102.00       AAA      10,736,880
              Revenue Bonds (Columbia Hospital, Inc.), Series 1991,
              6.250%, 11/15/21

       7,695 State of Wisconsin, Petroleum Inspection Fee Revenue Bonds,     No Opt. Call       AA-       7,982,251
              2000 Series A, 5.500%, 7/01/03

       9,830 Wisconsin Health and Educational Facilities Authority,        6/02 at 102.00       AAA      10,055,990
              Health Facilities Refunding Revenue Bonds (SSM Health
              Care), Series 1992AA, 6.250%, 6/01/20

       4,060 Wisconsin Health and Educational Facilities Authority,       10/04 at 102.00       AAA       4,252,200
              Revenue Bonds (Froedtert Memorial Lutheran Hospital,
              Inc.), Series 1994A, 5.875%, 10/01/13

       6,000 Wisconsin Health and Educational Facilities Authority,       12/02 at 102.00       AAA       6,203,100
              Revenue Bonds (Meriter Hospital, Inc.), Series 1992A,
              6.000%, 12/01/22

      17,000 Wisconsin Health and Educational Facilities Authority,        8/03 at 102.00       AAA      16,901,570
              Revenue Bonds (Aurora Health Care Obligated Group), Series
              1993, 5.250%, 8/15/23

      31,000 Wisconsin Health and Educational Facilities Authority,        5/06 at 102.00       AAA      31,752,370
              Revenue Bonds (Aurora Medical Group, Inc. Project), Series
              1996, 5.750%, 11/15/25

         750 Wisconsin Health and Educational Facilities Authority,       10/07 at 101.00       BBB         758,583
              Revenue Bonds (Carroll College, Inc. Project),
              Series 1998, 5.000%, 10/01/09
-------------------------------------------------------------------------------------------------------------------
             Wyoming - 0.1%

       3,000 Wyoming Community Development Authority, Housing Revenue      6/11 at 100.00        AA       2,963,580
              Bonds, 2001 Series 1, 5.375%, 6/01/22
              (Alternative Minimum Tax)

----
44

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Wyoming  (continued)

  $      200 State of Wyoming, Farm Loan Board, Capital Facilities        10/02 at 102.00       AA- $       206,120
              Refunding Revenue Bonds, Series 1992, 6.100%, 10/01/06
-------------------------------------------------------------------------------------------------------------------
  $2,816,930 Total Investments (cost $2,659,576,550) - 98.0%                                          2,801,855,214
-------------------------------------------------------------------------------------------------------------------
------------
             SHORT-TERM INVESTMENTS - 1.8%

       3,500 Commercial and Industrial Development Authority, Allentown,                         NR       3,500,000
              Pennsylvania, Variable Rate Demand Revenue Bonds (Diocese
              of Allentown), Series 1999 1.700%, 12/01/29+

      18,100 Connecticut Health and Educational Facilities Authority,                        VMIG-1      18,100,000
              Revenue Bonds (Yale University Issue), Variable Rate
              Demand Bonds, Series 1997 1.650%, 07/01/29+

       3,745 Indiana Health Facility Financing Authority, Variable Rate                          NR       3,745,000
              Demand Revenue Bonds (Fayette Memorial Hospital
              Association) Series 2002A, 1.700%, 10/01/32+

       5,000 Indiana Educational Facilities Authority, Educational                           VMIG-1       5,000,000
              Facilities Revenue Bonds (DePauw University Project),
              Variable Rate Demand Obligations, Series 2002, 1.650%,
              07/01/32+

       6,785 Iowa Finance Authority, Variable Rate Demand Revenue Bonds                         A-1       6,785,000
              (Burlington Medical Center), Series 1997, 1.700%, 06/01/27+

       2,400 Minnesota Higher Education Facilities Authority, Variable                           NR       2,400,000
              Rate Demand Revenue Bonds (St. Olaf College), Series
              2002-5M1, 1.650%, 10/01/32+

      12,100 City of Valdez, Alaska, Marine Terminal Revenue Refunding                          P-1      12,100,000
              Bonds (Exxon Pipeline Company Project), Variable Rate
              Demand Bonds, 1993 Series C, 1.650%, 12/01/33+
-------------------------------------------------------------------------------------------------------------------
  $   51,630 Total Short-Term Investments (cost $51,630,000)                                             51,630,000
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.2%                                                         5,426,621
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $ 2,858,911,835
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           **  Ratings (not covered by the report of independent accountants):
               Using the higher of Standard & Poor's or Moody's rating.
           *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
           N/R Investment is not rated.
          (WI) Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                See accompanying notes to financial statements.

----
45

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Alabama - 1.8%

    $  3,815 Alabama 21st Century Authority, Tobacco Settlement Revenue   12/11 at 101.00       Aa1 $     3,874,476
              Bonds, Series 2001, 5.500%, 12/01/12

       6,100 Cullman, Alabama, Medical Clinic Board, Revenue Bonds         2/03 at 102.00      Baa2       6,182,533
              (Cullman Regional Medical Center), Refunding Series 1993A,
              6.500%, 2/15/13
-------------------------------------------------------------------------------------------------------------------
             Alaska - 0.2%

       1,250 Alaska Student Loan Corporation, Student Loan Revenue           No Opt. Call       AAA       1,322,763
              Bonds, 1997 Series A, 5.200%, 7/01/06 (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------------------------------------------
             Arizona - 0.4%

         250 Arizona Educational Loan Marketing Corporation, Educational     No Opt. Call       Aa2         253,428
              Loan Revenue Bonds, Senior Series 1992, 6.125%, 9/01/02
              (Alternative Minimum Tax)

       2,000 City of Tucson, Arizona, General Obligation Refunding           No Opt. Call       AAA       2,152,860
              Bonds, Series 1995, 5.375%, 7/01/05
-------------------------------------------------------------------------------------------------------------------
             Arkansas - 1.2%

       1,310 Arkansas Development Finance Authority, Single Family         8/02 at 102.00        AA       1,352,457
              Mortgage Revenue Refunding Bonds (FHA- Insured or VA
              Guaranteed Mortgage Loans), 1991 Series A, 8.000%, 8/15/11

             Public Health Facilities Board, Sebastian County, Arkansas,
             Hospital Improvement Revenue Bonds (Sparks Regional Medical
             Center), Series 2001A:
       1,620   5.500%, 11/01/11                                              No Opt. Call        A2       1,710,153
       3,415   5.500%, 11/01/12                                           11/11 at 101.00        A2       3,591,692
-------------------------------------------------------------------------------------------------------------------
             California - 4.8%

      11,750 California Higher Education Loan Authority, Inc., Student       No Opt. Call        A2      12,552,173
              Loan Revenue Refunding Bonds, Subordinate 1994 Series D,
              6.500%, 6/01/05 (Alternative Minimum Tax)

             California Statewide Communities Development Authority,
             Refunding Certificates of Participation (Rio Bravo Fresno
             Project), 1999 Series A:
       2,000   5.550%, 12/01/02                                              No Opt. Call       N/R       2,024,980
       2,000   5.600%, 12/01/03                                              No Opt. Call       N/R       2,056,860

       5,000 California Statewide Communities Development Authority,         No Opt. Call      BBB+       5,098,650
              Multifamily Housing Refunding Bonds (Archstone-Oakridge
              Apartments), Issue 1999E (Archstone Communities Trust),
              5.300%, 6/01/29 (Mandatory put 6/01/08)

       1,250 Long Beach Aquarium of the Pacific, California, Revenue         No Opt. Call       AAA       1,355,700
              Bonds (Aquarium of the Pacific Project), 1995 Series A,
              5.750%, 7/01/05

             Sacramento Cogeneration Authority, California, Cogeneration
             Project Revenue Bonds (Procter & Gamble Project), 1995
             Series:
       1,000   5.900%, 7/01/02                                               No Opt. Call       BBB       1,006,080
         500   6.000%, 7/01/03                                               No Opt. Call       BBB         519,405
         500   7.000%, 7/01/04                                               No Opt. Call       BBB         540,855

       1,235 Taft Public Financing Authority, California, Lease Revenue      No Opt. Call         A       1,303,308
              Bonds (Community Correctional Facility Acquisition
              Project), 1997 Series A, 5.500%, 1/01/06
-------------------------------------------------------------------------------------------------------------------
             Colorado - 4.6%

       9,000 E-470 Public Highway Authority, Capital Improvement Trust      8/05 at 95.92       AAA       7,771,680
              Fund, Arapahoe County, Colorado, Senior Highway Revenue
              Bonds (E-470 Project), Series C, 0.000%, 8/31/06
              (Pre-refunded to 8/31/05)

       5,000 Central Platte Valley Metropolitan District, Colorado,          No Opt. Call        A+       5,160,600
              General Obligation Bonds, Refunding Series 2001A, 5.000%,
              12/01/31 (Mandatory put 12/01/09)

       1,335 Colorado Health Facilities Authority, Revenue Bonds             No Opt. Call        A-       1,403,072
              (Covenant Retirement Communities Inc.),
              Series 1995, 5.650%, 12/01/04

             Colorado Health Facilities Authority, Hospital Revenue
             Bonds (Parkview Medical Center, Inc. Project), Series 2001:
         660   5.300%, 9/01/07                                               No Opt. Call      Baa1         682,387
         690   5.400%, 9/01/08                                               No Opt. Call      Baa1         713,294
         830   5.500%, 9/01/09                                               No Opt. Call      Baa1         859,025

       2,975 City and County of Denver, Colorado, Airport System Revenue     No Opt. Call       AAA       3,178,639
              Bonds, Series 1996A, 5.750%, 11/15/04 (Alternative Minimum
              Tax)

----
46

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

    $  5,000 City and County of Denver, Colorado, Airport System Revenue  11/06 at 101.00       AAA $     5,329,550
              Bonds, Series 1996C, 5.375%, 11/15/07 (Alternative Minimum
              Tax)

         730 Eagle County Air Terminal Corporation, Colorado, Airport        No Opt. Call       N/R         723,744
              Terminal Project Revenue Bonds, Series 1996, 6.750%,
              5/01/06 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.6%

       1,000 City of Bridgeport, Connecticut, General Obligation             No Opt. Call       AAA       1,095,680
              Refunding Bonds, Series 1996A, 6.000%, 9/01/05

       1,100 Health and Educational Facilities Authority, State of           No Opt. Call       BBB       1,130,646
              Connecticut, Revenue Bonds (Quinnipiac College Issue),
              Series D, 5.625%, 7/01/03

       1,000 Health and Educational Facilities Authority, State of           No Opt. Call       BBB       1,022,690
              Connecticut, Revenue Bonds (Hospital for Special Care
              Issue), Series B, 5.125%, 7/01/07

             Connecticut Development Authority, First Mortgage Gross
             Revenue Healthcare Project Refunding Bonds (Church Homes,
              Inc. Congregational Avery Heights Project), Series 1997:
         680   5.100%, 4/01/04                                               No Opt. Call       BBB         686,589
         900   5.200%, 4/01/05                                               No Opt. Call       BBB         907,443
         935   5.300%, 4/01/06                                               No Opt. Call       BBB         938,927

       3,000 Housing Authority of the City of Stamford, Connecticut,         No Opt. Call        A3       2,994,510
              Multifamily Housing Revenue Refunding Bonds (The Fairfield
              Apartments Project), Series 1998, 4.750%, 12/01/28
              (Mandatory put 12/01/08)
------------------------------------------------------------------------------------------------------------------
             Delaware - 0.8%

       2,000 The Delaware Economic Development Authority, Pollution          No Opt. Call        A-       2,141,680
              Control Refunding Revenue Bonds (Delmarva Power and Light
              Company Project), Series 2000C, 5.500%, 7/01/25 (Mandatory
              put 7/01/10)

       2,155 The Delaware Economic Development Authority, Pollution          No Opt. Call        A-       2,250,036
              Control Refunding Revenue Bonds (Delmarva Power and Light
              Company Project), Series 2000D, 5.650%, 7/01/28
              (Alternative Minimum Tax) (Mandatory put 7/01/10)
------------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.3%

       7,090 District of Columbia, Tobacco Settlement Financing              No Opt. Call        A1       7,383,242
              Corporation, Tobacco Settlement Asset-Backed Bonds, Series
              2001, 6.000%, 5/15/11
------------------------------------------------------------------------------------------------------------------
             Florida - 1.1%

       4,940 Housing Finance Authority, Polk County, Florida,              7/05 at 101.00       AAA       5,013,458
              Multifamily Housing Revenue Bonds (Winter Oaks Apartments
              Project), Series 1997A, 5.250%, 7/01/22 (Mandatory put
              7/01/07)

       1,130 Sanford Airport Authority, Florida, Industrial Development      No Opt. Call       N/R       1,125,243
              Revenue Bonds (Central Florida Terminals, Inc. Project),
              Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Georgia - 0.6%

       3,000 City of Atlanta, Georgia, Airport Facilities Revenue            No Opt. Call       AAA       3,329,580
              Refunding Bonds, Series 1996, 6.500%, 1/01/06
------------------------------------------------------------------------------------------------------------------
             Illinois - 2.7%

       1,010 Village of Channahon, Illinois, Revenue Refunding Bonds         No Opt. Call      BBB+       1,028,604
              (Morris Hospital), Series 1999, 5.000%, 12/01/04

       4,275 Chicago Housing Authority, Illinois, Capital Program            No Opt. Call     AA***       4,453,054
              Revenue Bonds, Series 2001, 5.000%, 7/01/08

       5,000 City of Chicago, Illinois, O'Hare International Airport,        No Opt. Call       N/R       2,619,800
              Special Facility Revenue Bonds (United Air Lines, Inc.
              Project), Series 2001A, 5.800%, 11/01/35 (Alternative
              Minimum Tax) (Mandatory put 5/01/07)

       1,500 Illinois Health Facilities Authority, Revenue Refunding         No Opt. Call        A-       1,561,455
              Bonds (Sarah Bush Lincoln Health Center), Series 1996B,
              5.500%, 2/15/06

       2,000 Illinois Health Facilities Authority, Revenue Bonds (Loyola     No Opt. Call        A3       2,097,840
              University Health System), Series 2001A, 5.750%, 7/01/11

             State of Illinois, General Obligation Bonds, Series 1992
              (Full Faith and Credit):
       2,610   6.200%, 10/01/04 (Pre-refunded to 10/01/02)                10/02 at 102.00     AA***       2,712,077
         390   6.200%, 10/01/04                                           10/02 at 102.00        AA         404,313
------------------------------------------------------------------------------------------------------------------
             Indiana - 1.9%

             City of Goshen, Indiana, Revenue Refunding Bonds
              (Greencroft Obligated Group), Series 1998,
         715   5.150%, 8/15/05                                               No Opt. Call       N/R         713,749
         790   5.250%, 8/15/07                                               No Opt. Call       N/R         775,899
         680   5.300%, 8/15/08                                               No Opt. Call       N/R         660,069
         775   5.350%, 8/15/09                                             8/08 at 101.00       N/R         744,419

----
47

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                               Optional Call                       Market
Amount (000) Description                                                     Provisions* Ratings**              Value
---------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

             Hendricks County Redevelopment Authority, Indiana Bond
             Bank, Special Program Bonds (Pittboro Project), Series
             1997B:
    $  1,525  5.250%, 2/01/03                                               No Opt. Call       AA-    $     1,557,223
       1,075  5.400%, 2/01/04                                               No Opt. Call       AA-          1,118,022

       5,000 Sullivan, Indiana, Pollution Control Revenue Refunding       5/03 at 102.00      BBB+          5,105,100
              Bonds (Indiana Michigan Power Company Project), Series
              1993C, 5.950%, 5/01/09
---------------------------------------------------------------------------------------------------------------------
             Iowa - 0.7%

             Tobacco Settlement Authority, Iowa, Tobacco Settlement
             Asset-Backed Revenue Bonds, Series 2001B:
       2,085  5.500%, 6/01/11                                               No Opt. Call       Aa3          2,115,399
       1,850  5.500%, 6/01/12                                             6/11 at 101.00       Aa3          1,863,431
---------------------------------------------------------------------------------------------------------------------
             Kentucky - 7.7%

       7,500 City of Ashland, Kentucky, Pollution Control Revenue           No Opt. Call      Baa2          7,930,725
              Refunding Bonds (Ashland, Inc. Project), Series 1999,
              5.700%, 11/01/09

       3,180 Christian County, Kentucky, Hospital Revenue and Refunding     No Opt. Call        A-          3,333,308
              Bonds (Jennie Stuart Medical Center), Series 1997A,
              5.500%, 7/01/06

             City of Jeffersontown, Kentucky, Public Projects Refunding
             and Improvements Certificates of Participation, Series 1996:
         235  4.650%, 11/01/02                                              No Opt. Call        A3            238,017
         370  4.750%, 11/01/03                                              No Opt. Call        A3            381,877

       5,285 Kenton County Airport Board, Kentucky, Revenue Refunding       No Opt. Call       AAA          5,681,058
              Bonds (Cincinnati-Northern Kentucky International
              Airport), Series 2002A, 5.625%, 3/01/09 (Alternative
              Minimum Tax)

             Kentucky Economic Development Finance Authority, Hospital
             System Refunding and Improvement Revenue Bonds (Appalachian
             Regional Healthcare, Inc. Project), Series 1997:
       2,670  5.300%, 10/01/05                                              No Opt. Call       BB-          2,564,348
       1,315  5.400%, 10/01/06                                              No Opt. Call       BB-          1,245,174

         600 Kentucky Higher Education Student Loan Corporation, Insured    No Opt. Call       Aaa            626,880
              Student Loan Revenue Bonds, 1991 Series B, 6.800%, 6/01/03
              (Alternative Minimum Tax)

             Kentucky Infrastructure Authority, Revenue and Revenue
             Refunding Bonds (Governmental Agencies Program), 1995
             Series H:
       1,945  5.300%, 8/01/03                                               No Opt. Call       AA-          2,017,957
       1,000  5.500%, 8/01/05                                               No Opt. Call       AA-          1,075,270

       1,000 The Turnpike Authority of Kentucky, Resource Recovery Road     No Opt. Call       Aa3          1,192,070
              Revenue Refunding Bonds, 1985 Series A, 9.625%, 7/01/05

       1,535 Regional Airport Authority of Louisville and Jefferson         No Opt. Call       AAA          1,544,763
              County, Kentucky, Airport System Revenue Bonds, 1997
              Series A, 5.750%, 7/01/02 (Alternative Minimum Tax)

       1,730 Regional Airport Authority of Louisville and Jefferson         No Opt. Call      Baa3          1,623,847
              County, Kentucky, Special Facilities Revenue Bonds (Airis
              Louisville, L.L.C. Project), 1999 Series A, 5.000%, 3/01/09

       3,125 Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky        No Opt. Call       Aa3          3,207,156
              League of Cities Funding Program), Series 1993A, 5.625%,
              3/01/03

      10,800 City of Owensboro, Kentucky, Electric Light and Power          No Opt. Call       AAA         10,281,276
              System Revenue Bonds, Series 1993A, 0.000%, 1/01/04
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Louisiana - 1.6%

       6,000 Parish of East Baton Rouge, State of Louisiana, Pollution      No Opt. Call       BBB          6,078,720
              Control Refunding Revenue Bonds (Hoechst Celanese
              Corporation Project), Series 1993, 5.400%, 12/01/02

         265 Louisiana Public Facilities Authority, Hospital Revenue        No Opt. Call        A2***         270,592
              Bonds (Woman's Hospital Foundation Project), Series 1992,
              6.750%, 10/01/02

       2,500 Louisiana Offshore Terminal Authority, Deepwater Port          No Opt. Call         A          2,534,525
              Refunding Revenue Bonds (LOOP, Inc. Project), First Stage
              Series 1992B, 6.100%, 9/01/02
---------------------------------------------------------------------------------------------------------------------
             Maine - 0.2%

         845 Maine Educational Loan Marketing Corporation, Student Loan   5/02 at 101.00        A2            854,929
              Revenue Refunding Bonds, Subordinate Series 1992A-2,
              6.600%, 5/01/05 (Alternative Minimum Tax)

----
48

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Maryland - 1.1%

             Maryland Energy Financing Administration, Limited
             Obligation Solid Waste Disposal Revenue Bonds (Wheelabrator
             Water Technologies Baltimore L.L.C. Projects), Series 1996:
    $  2,280  5.650%, 12/01/03 (Alternative Minimum Tax)                    No Opt. Call        A- $     2,365,865
       1,000  5.850%, 12/01/05 (Alternative Minimum Tax)                    No Opt. Call        A-       1,061,880

       2,400 Northeast Maryland Waste Disposal Authority, Resource          No Opt. Call       AAA       2,584,776
              Recovery Revenue Refunding Bonds (Southwest Resource
              Recovery Facility), Series 1993, 7.150%, 1/01/04
------------------------------------------------------------------------------------------------------------------
             Massachusetts - 5.2%

       1,810 Massachusetts Educational Financing Authority, Education       No Opt. Call       AAA       1,910,021
              Loan Revenue Bonds, Issue E, Series 1995, 5.700%, 7/01/04
              (Alternative Minimum Tax)

             Massachusetts Educational Financing Authority, Education
             Loan Revenue Bonds, Issue E, Series 1997B:
       1,620  5.250%, 7/01/06 (Alternative Minimum Tax)                     No Opt. Call       AAA       1,717,718
       2,290  5.350%, 7/01/07 (Alternative Minimum Tax)                   7/06 at 102.00       AAA       2,441,209

             Massachusetts Development Finance Agency, Resource Recovery
             Revenue Bonds (SEMASS System), 2001 Series A:
       5,000  5.500%, 1/01/10                                               No Opt. Call       AAA       5,454,650
       5,000  5.625%, 1/01/12                                               No Opt. Call       AAA       5,484,050

         700 Massachusetts Health and Educational Facilities Authority,     No Opt. Call       AA-         725,326
              Revenue Bonds (Partners HealthCare System Issue), Series
              B, 5.000%, 7/01/09

             Massachusetts Health and Educational Facilities Authority,
             Revenue Bonds (Berkshire Health System Issue), Series 2001E:
       1,270  5.250%, 10/01/09                                              No Opt. Call        AA       1,348,804
         545  5.250%, 10/01/10                                              No Opt. Call        AA         576,692
       1,625  5.000%, 10/01/11                                              No Opt. Call        AA       1,682,346

             Massachusetts Industrial Finance Agency, Resource Recovery
             Revenue Refunding Bonds (Ogden Haverhill Project), Series
             1992A Remarketing:
       1,000  4.850%, 12/01/05                                              No Opt. Call       BBB         917,060
       2,970  4.950%, 12/01/06                                              No Opt. Call       BBB       2,671,901

             Massachusetts Industrial Finance Agency, Resource Recovery
             Revenue Refunding Bonds (Ogden Haverhill Project), Series
             1998A:
       1,745  5.150%, 12/01/07                                              No Opt. Call       BBB       1,551,008
       2,500  5.200%, 12/01/08 (Alternative Minimum Tax)                    No Opt. Call       BBB       2,183,975

         250 City of Springfield, Massachusetts, General Obligation         No Opt. Call      Baa3         253,023
              School Project Loan (Act of 1948 Bonds), Series B, 6.100%,
              9/01/02
------------------------------------------------------------------------------------------------------------------
             Michigan - 3.0%

       2,980 City of Detroit, Michigan, Convention Facility Limited Tax     No Opt. Call       AAA       3,227,131
              Revenue Refunding Bonds (Cobo Hall Expansion Project),
              Series 1993, 5.250%, 9/30/06

       2,005 Board of Regents of Eastern Michigan University, General       No Opt. Call       AAA       2,220,838
              Revenue Bonds, Refunding Series 2002A, 5.800%, 6/01/07

       2,587 Michigan State Hospital Finance Authority, Collateralized      No Opt. Call      Baa2       2,610,771
              Loan (Detroit Medical Center), Series 2001, 7.360%, 4/01/07

             Michigan State Housing Development Authority, Rental
              Housing Revenue Bonds, 1995 Series B:
       3,085  5.450%, 4/01/05                                               No Opt. Call       AAA       3,236,412
       3,325  5.450%, 10/01/05                                            6/05 at 102.00       AAA       3,508,972

       2,165 Hospital Finance Authority, Pontiac, Michigan, Hospital        No Opt. Call      BBB-       2,136,877
              Revenue Refunding Bonds (NOMC Obligated Group), Series
              1993, 5.800%, 8/01/03
------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.4%

       5,000 Mississippi Higher Education Assistance Corporation,           No Opt. Call        A2       5,254,500
              Student Loan Revenue Bonds, Series 2000B-3, 5.450%,
              3/01/10 (Alternative Minimum Tax)

             Mississippi Hospital Equipment and Facilities Authority,
             Revenue Refunding Bonds (Mississippi Baptist Medical
             Center), Series 1995:
       1,690  5.350%, 5/01/03                                               No Opt. Call       AAA       1,742,998
       1,000  5.400%, 5/01/04                                               No Opt. Call       AAA       1,052,940

----
49

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Missouri - 1.8%

             Health and Educational Facilities Authority, State of
             Missouri, Health Facilities Revenue Bonds (Lutheran Senior
             Services), Series 1997:
    $    500   5.200%, 2/01/04                                              No Opt. Call       N/R $       512,370
         600   5.300%, 2/01/05                                              No Opt. Call       N/R         617,814
         600   5.400%, 2/01/06                                              No Opt. Call       N/R         617,892
         700   5.500%, 2/01/07                                              No Opt. Call       N/R         723,401

       4,000 Industrial Development Authority, St. Louis County,            No Opt. Call        A3       4,023,520
              Missouri, Multifamily Housing Revenue Refunding Bonds
              (Equity Residential - Pinetree Apartments), Series 1999A,
              5.200%, 11/15/29 (Mandatory put 11/15/04)

       3,285 The City of St. Louis, Missouri, Letter of Intent Double     7/03 at 101.00      BBB-       3,324,880
              Revenue Bonds (Lambert-St. Louis International Airport
              Project), Series 2000, 6.000%, 1/01/08
------------------------------------------------------------------------------------------------------------------
             Montana - 0.5%

       3,000 City of Forsyth, Rosebud County, Montana, Pollution Control    No Opt. Call      Baa1       2,808,870
              Revenue Refunding Bonds (Portland General Electric Company
              Projects), Series 1998B, 4.750%, 5/01/33 (Alternative
              Minimum Tax) (Mandatory put 5/01/03)
------------------------------------------------------------------------------------------------------------------
             Nebraska - 0.9%

       5,000 Energy America, Nebraska, Natural Gas Revenue Bonds            No Opt. Call       N/R       4,765,900
              (Nebraska Public Gas Agency Project), Series 1998B,
              5.450%, 4/15/08
------------------------------------------------------------------------------------------------------------------
             Nevada - 0.4%

       2,000 Las Vegas Convention and Visitors Authority, Nevada,           No Opt. Call       AAA       2,192,460
              Revenue Bonds, Series 1999, 5.500%, 7/01/09
------------------------------------------------------------------------------------------------------------------
             New Jersey - 4.9%

             Higher Education Student Assistance Authority, State of New
             Jersey, Student Loan Revenue Bonds, 2000 Series A:
       5,000   5.750%, 6/01/09 (Alternative Minimum Tax)                    No Opt. Call       AAA       5,512,400
       4,480   5.800%, 6/01/10 (Alternative Minimum Tax)                    No Opt. Call       AAA       4,960,480
       4,930   5.900%, 6/01/11 (Alternative Minimum Tax)                  6/10 at 101.00       AAA       5,483,688

       2,500 New Jersey Economic Development Authority, Pollution           No Opt. Call      Baa1       2,504,650
              Control Revenue Refunding Bonds (PSEG Power LLC Project),
              Series 2001A, 5.000%, 3/01/12

             New Jersey Healthcare Facilities Financing Authority,
             Revenue Bonds (Bayonne Hospital Obligated Group), Series
             1994:
         120   5.900%, 7/01/02                                              No Opt. Call       AAA         120,872
         670   5.900%, 7/01/02                                              No Opt. Call       AAA         674,710

       2,650 New Jersey Economic Development Authority, Insured Revenue     No Opt. Call       AAA       2,839,263
              Bonds (Educational Testing Service Issue), Series 1995B,
              5.500%, 5/15/05

       1,165 New Jersey Educational Facilities Authority, Revenue Bonds     No Opt. Call        A-       1,173,330
              (Stevens Institute of Technology Issue), 1992 Series A,
              6.300%, 7/01/02

         550 New Jersey Educational Facilities Authority, Revenue Bonds     No Opt. Call       BBB         571,995
              (St. Peters College Issue), 1998 Series B, 5.000%, 7/01/08

       3,125 The North Hudson Sewerage Authority, New Jersey, Sewer         No Opt. Call       Aaa       3,324,625
              Revenue Bonds, Series 2002A Refunding, 5.000%, 8/01/12
              (WI, settling 5/03/02)
------------------------------------------------------------------------------------------------------------------
             New Mexico - 2.1%

       2,055 New Mexico Mortgage Finance Authority, Multifamily Housing     No Opt. Call       Aaa       2,098,052
              Revenue Refunding Bonds (Hunter's Ridge Apartments), 2001
              Series A, 5.000%, 7/01/31 (Mandatory put 7/01/11)

       2,000 New Mexico Mortgage Finance Authority, Multifamily Housing     No Opt. Call       Aaa       2,041,900
              Revenue Refunding Bonds (Sombra del Oso Apartments), 2001
              Series B, 5.000%, 7/01/31 (Mandatory put 7/01/11)

             New Mexico Hospital Equipment Loan Council, Hospital
             Revenue Bonds (Presbyterian Healthcare Services), Series
             2001A:
       3,910   4.800%, 8/01/10                                              No Opt. Call        A1       3,964,271
       3,505   4.900%, 8/01/11                                              No Opt. Call        A1       3,552,913

----
50

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             New York - 13.2%

             Albany Housing Authority, New York, Limited Obligation
             Bonds, Series 1995:
    $    700   5.250%, 10/01/02                                              No Opt. Call      Baa1 $       709,100
         750   5.400%, 10/01/03                                              No Opt. Call      Baa1         779,865
         750   5.500%, 10/01/04                                              No Opt. Call      Baa1         795,135
       1,000   5.600%, 10/01/05                                              No Opt. Call      Baa1       1,072,930
         500   5.700%, 10/01/06                                           10/05 at 102.00      Baa1         542,400
         700   5.850%, 10/01/07                                           10/05 at 102.00      Baa1         755,356

         750 City of Jamestown, Chautauqua County, New York, Serial          No Opt. Call      Baa3         817,620
              Public Improvement Bonds, 1991 Series A, 7.000%, 3/15/05

       1,000 Metropolitan Transportation Authority, New York, Transit        No Opt. Call       AA-       1,008,430
              Facilities Service Contract Bonds, Series N, 6.625%,
              7/01/02

       4,325 Nassau County, New York, General Obligation General             No Opt. Call      BBB-       4,469,282
              Improvement Serial Bonds, Series F, 7.000%, 3/01/03

       1,000 The City of New York, New York, General Obligation Bonds,       No Opt. Call         A       1,065,520
              Fiscal 1996 Series E, 6.500%, 2/15/04

             The City of New York, New York, General Obligation Bonds,
             Fiscal 1996 Series G:
       3,000   5.700%, 2/01/03                                               No Opt. Call         A       3,079,650
         500   5.750%, 2/01/06                                               No Opt. Call         A         540,895

       2,800 The City of New York, New York, General Obligation Bonds,       No Opt. Call         A       3,105,760
              Fiscal 1996 Series I, 6.500%, 3/15/06

       3,000 The City of New York, New York, General Obligation Bonds,       No Opt. Call         A       3,173,580
              Fiscal 1997 Series H, 5.400%, 8/01/04

       2,805 The City of New York, New York, General Obligation Bonds,       No Opt. Call         A       2,999,835
              Fiscal 1997 Series I, 5.625%, 4/15/05

       5,000 Dormitory Authority of the State of New York, State             No Opt. Call       AA-       5,638,600
              University Educational Facilities Revenue Bonds, Series
              1993A, 5.875%, 5/15/11

       2,000 Dormitory Authority of the State of New York, State             No Opt. Call       AA-       2,203,840
              University Educational Facilities Revenue Bonds, Series
              1995A, 6.500%, 5/15/05

       1,000 Dormitory Authority of the State of New York, Revenue Bonds   7/06 at 102.00       Ba3         905,810
              (NYACK Hospital), Series 1996, 6.000%, 7/01/06

       3,315 Dormitory Authority of the State of New York, City              No Opt. Call       AA-       3,556,564
              University System Consolidated Third General Resolution
              Bonds, 1996 Series 2, 6.000%, 7/01/04

             Dormitory Authority of the State of New York, State
             University Educational Facilities Revenue Bonds, Series
             1990B:
       1,805   7.500%, 5/15/11                                               No Opt. Call    AA-***       2,258,362
       3,750   7.500%, 5/15/11                                               No Opt. Call       AA-       4,485,825

       5,000 New York State Housing Finance Agency, New York City,           No Opt. Call         A       5,300,650
              Health Facilities Revenue Bonds, 1996 Series A Refunding,
              5.875%, 5/01/04

       1,265 New York State Urban Development Corporation, Project           No Opt. Call       AA-       1,368,464
              Revenue Bonds (Center for Industrial Innovation),
              Refunding Series 1995, 6.250%, 1/01/05

       3,700 The Port Authority of New York and New Jersey, Special          No Opt. Call       N/R       3,931,398
              Project Bonds (KIAC Partners Project), Series 4, 7.000%,
              10/01/07 (Alternative Minimum Tax)

       3,035 The Port Authority of New York and New Jersey, Special          No Opt. Call       AAA       3,308,818
              Project Bonds (JFK International Air Terminal LLC
              Project), Series 6, 6.000%, 12/01/05 (Alternative Minimum
              Tax)

       1,320 Industrial Development Agency, Suffolk County, New York,        No Opt. Call       N/R       1,313,466
              Industrial Development Revenue Bonds (Nissequogue Cogen
              Partners Facility), Series 1998, 4.875%, 1/01/08
              (Alternative Minimum Tax)

      12,265 Industrial Development Agency, Suffolk County, New York,        No Opt. Call       AAA      13,755,933
              Solid Waste Disposal Facility Revenue Bonds (Ogden Martin
              Systems of Huntington Limited Partnership Resource
              Recovery Facility), Series 1999, 5.950%, 10/01/09
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             North Carolina - 1.0%

       5,475 North Carolina Municipal Power Agency No. 1, Catawba          1/03 at 102.00      BBB+       5,663,997
              Electric Revenue Bonds, Series 1992, 6.000%, 1/01/05

----
51

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Ohio - 4.1%

    $  3,745 Akron, Bath and Copley Joint Township Hospital District,        No Opt. Call      Baa1 $     3,709,760
              Ohio, Hospital Facilities Revenue Bonds (Summa Health
              System Project), Series 1998A, 5.000%, 11/15/08

             Cleveland-Cuyahoga County Port Authority, Subordinate
             Refunding Revenue Bonds (Rock and Roll Hall of Fame and
             Museum Project), Series 1997:
       1,000   5.100%, 12/01/02                                              No Opt. Call       N/R       1,012,490
         750   5.350%, 12/01/04                                              No Opt. Call       N/R         781,523
         335   5.600%, 12/01/06                                              No Opt. Call       N/R         350,738

         735 Cuyahoga County, Ohio, Hospital Revenue Bonds (Meridia          No Opt. Call       AAA         744,357
              Health System), Series 1995, 5.950%, 8/15/02

       1,140 Erie County, Ohio, Hospital Facilities Revenue Bonds            No Opt. Call         A       1,202,233
              (Firelands Regional Medical Center), Series 2002A, 5.500%,
              8/15/11 (WI, settling 5/22/02)

         845 Erie County, Ohio, Hospital Facilities Revenue Bonds            No Opt. Call         A         887,977
              (Firelands Regional Medical Center), Series 2002A, 5.500%,
              8/15/12 (WI, settling 5/22/02)

             Lucas County, Ohio, Hospital Facilities Revenue Bonds
             (Flower Hospital), Series 1993:
         790   5.900%, 12/01/02                                              No Opt. Call    N/R***         808,763
         435   6.000%, 12/01/03                                              No Opt. Call    N/R***         458,486

       1,000 Miami County, Ohio, Hospital Facilities Revenue Refunding       No Opt. Call      BBB+       1,052,770
              and Improvement Bonds (Upper Valley Medical Center),
              Series 1996C, 6.000%, 5/15/06

       5,610 Montgomery County, Ohio, Revenue Bonds (Catholic Health       9/11 at 100.00       AA-       5,965,281
              Initiatives), Series 2001, 5.500%, 9/01/12

             Sandusky County, Ohio, Hospital Facilities Revenue
             Refunding Bonds (Memorial Hospital), Series 1998:
       1,375   4.700%, 1/01/03                                               No Opt. Call      BBB-       1,381,944
       1,460   4.800%, 1/01/04                                               No Opt. Call      BBB-       1,476,250
       1,030   4.900%, 1/01/05                                               No Opt. Call      BBB-       1,041,742
         830   5.000%, 1/01/06                                               No Opt. Call      BBB-         836,026
         450   5.050%, 1/01/07                                               No Opt. Call      BBB-         451,823
         720   5.100%, 1/01/09                                             1/08 at 102.00      BBB-         709,956
-------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.4%

       3,120 Oklahoma Industries Authority, Hospital Revenue Bonds           No Opt. Call       BBB       3,162,120
              (Deaconess Health Care Corporation Project), Series 1997A,
              5.250%, 10/01/07

       5,000 Trustees of the Tulsa Municipal Airport Trust, Oklahoma,     12/06 at 100.00        BB       4,590,050
              Revenue Bonds (American Airlines, Inc.), Refunding Series
              2001A, 5.375%, 12/01/35 (Mandatory put 12/01/06)
-------------------------------------------------------------------------------------------------------------------
             Oregon - 1.1%

       5,910 State of Oregon Department of Administrative Services,          No Opt. Call       AAA       6,320,863
              Certificates of Participation, 2002 Series B Refunding,
              5.000%, 5/01/08
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.4%

       2,000 Allegheny County Airport Authority, Pennsylvania, Airport       No Opt. Call       AAA       2,146,440
              Revenue Refunding Bonds (Pittsburgh International
              Airport), Series 1999, 5.625%, 1/01/10 (Alternative
              Minimum Tax)

       2,865 Delaware County Authority, Pennsylvania, Health Facilities   11/05 at 100.00       Aaa       3,087,381
              Revenue Bonds (Mercy Health Corporation of Southeastern
              Pennsylvania Obligated Group), Series 1993A, 6.000%,
              11/15/07 (Pre-refunded to 11/15/05)

             Industrial Development Authority, Delaware County,
             Pennsylvania, Refunding Revenue Bonds (Resource Recovery
             Facility), 1997 Series A:
       4,000   6.000%, 1/01/03                                               No Opt. Call       BBB       4,040,280
       4,000   6.500%, 1/01/08                                               No Opt. Call       BBB       4,255,160

         865 Redevelopment Authority of the City of Philadelphia,            No Opt. Call       N/R         836,239
              Pennsylvania, Multifamily Housing Mortgage Revenue Bonds
              (Cricket Court Commons Project), Series 1998A, 5.600%,
              4/01/08 (Alternative Minimum Tax)

             Philadelphia Hospitals and Higher Education Facilities
             Authority, Pennsylvania, Hospital Revenue Refunding Bonds
             (Pennsylvania Hospital), Series 1996:
       2,020   6.050%, 7/01/04                                               No Opt. Call   BBB+***       2,164,006
       2,000   6.150%, 7/01/05                                               No Opt. Call   BBB+***       2,185,540

         500 Industrial Development Authority, Westmoreland County,          No Opt. Call        B1         499,295
              Pennsylvania, Hospital Revenue Bonds (Citizens General
              Hospital), Series 1998, 4.750%, 7/01/03

----
52

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.7%

    $  3,875 Rhode Island Housing and Mortgage Finance Corporation,         No Opt. Call       AAA $     3,970,286
              Multifamily Housing Bonds, 1995 Series A, 5.350%, 7/01/03
------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.4%

       7,215 Greenville County School District, South Carolina,             No Opt. Call       AA-       7,704,971
              Installment Purchase Revenue Bonds, Series 2002, 5.250%,
              12/01/09
------------------------------------------------------------------------------------------------------------------
             South Dakota - 0.9%

       5,000 South Dakota Health and Educational Facilities Authority,      No Opt. Call        A+       5,032,500
              Variable Rate Demand Revenue Bonds (Sioux Valley Hospitals
              and Health System), Series 2001C, 4.850%, 11/01/19
              (Mandatory put 5/01/06)
------------------------------------------------------------------------------------------------------------------
             Tennessee - 1.3%

             The Health and Educational Facilities Board of the
             Metropolitan Government of Nashville and Davidson County,
             Tennessee, Revenue Refunding Bonds (The Blakeford at Green
             Hills), Series 1998:
         400  5.150%, 7/01/05                                             7/03 at 102.00       N/R         399,752
         400  5.250%, 7/01/06                                             7/03 at 102.00       N/R         397,388
         500  5.300%, 7/01/07                                             7/03 at 102.00       N/R         492,865
         500  5.350%, 7/01/08                                             7/03 at 102.00       N/R         487,415
         500  5.400%, 7/01/09                                             7/03 at 102.00       N/R         482,400

             The Health, Educational and Housing Facilities Board of
             Sullivan County, Tennessee (Wellmont Health System
             Project), Hospital Revenue Bonds, Series 2002:
       1,645  5.750%, 9/01/08                                               No Opt. Call      BBB+       1,725,276
       1,740  6.125%, 9/01/09                                               No Opt. Call      BBB+       1,853,900
       1,350  6.250%, 9/01/10                                               No Opt. Call      BBB+       1,449,981
------------------------------------------------------------------------------------------------------------------
             Texas - 6.6%

       3,835 City of Austin, Texas, Electric Utility System Revenue         No Opt. Call       AAA       4,122,050
              Bonds, Refunding Series 2002, 5.000%, 11/15/07

      10,000 Brazos River Authority, Texas, Pollution Control Revenue       No Opt. Call      BBB+      10,050,800
              Refunding Bonds (TXU Electric Company Project), Series
              2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11)

       5,000 Brazos River Authority, Texas, Pollution Control Revenue       No Opt. Call      BBB+       5,073,800
              Refunding Bonds (TXU Electric Company Project), Series
              2001A, 4.950%, 10/01/30 (Mandatory put 4/01/04)

       3,050 City of Houston, Texas, Airport System Subordinate Lien        No Opt. Call       AAA       3,149,949
              Revenue Bonds, Refunding Series 2001A, 5.000%, 7/01/10
              (Alternative Minimum Tax)

       2,145 Laredo Independent School District, Webb County, Texas,        No Opt. Call       AAA       2,281,186
              General Obligation Bonds, Refunding Series 2001, 5.000%,
              8/01/10

       2,000 Matagorda County Navigation District No. One, Texas,           No Opt. Call      Baa1       2,025,600
              Revenue Refunding Bonds (Reliant Energy, Inc. Project),
              Series 1999C, 5.200%, 5/01/29 (Mandatory put 11/01/02)

         465 North Central Texas Health Facilities Development              No Opt. Call      BBB-         467,413
              Corporation, Health Facilities Development Revenue Bonds
              (C.C. Young Memorial Home Project), Series 1996, 5.700%,
              2/15/03

       2,805 Health Facilities Development Corporation, Tom Green           No Opt. Call      Baa3       2,903,147
              County, Texas, Hospital Revenue Bonds (Shannon Health
              System Project), Series 2001, 6.200%, 5/15/11

       4,000 Trinity River Authority of Texas, Pollution Control Revenue    No Opt. Call      Baa1       4,017,600
              Refunding Bonds (TXU Electric Company Project), Series
              2001A, 5.000%, 5/01/27 (Alternative Minimum Tax)
              (Mandatory put 11/01/06)

             Tyler Health Facilities Development Corporation, Texas,
             Hospital Revenue Bonds (Mother Frances Hospital Regional
             HealthCare Center Project), Series 1997A:
       1,650  5.125%, 7/01/05                                             7/02 at 100.00      Baa1       1,650,759
       1,100  5.200%, 7/01/06                                             7/02 at 100.00      Baa1       1,100,121
------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 1.5%

       6,000 Virgin Islands Public Finance Authority, Revenue Bonds         No Opt. Call      BBB-       6,298,140
              (Virgin Islands Gross Receipts Tax Loan Note), Series
              1999A, 5.625%, 10/01/10

       2,070 Virgin Islands Water and Power Authority, Electric System      No Opt. Call       N/R       2,166,317
              Revenue and Refunding Bonds, Series 1998, 5.250%, 7/01/06

----
53

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2002

    Principal
Amount/Shares                                                                Optional Call                    Market
        (000) Description                                                      Provisions* Ratings**           Value
--------------------------------------------------------------------------------------------------------------------
              Virginia - 1.0%

     $  2,500 Industrial Development Authority, Louisa, Virginia, Solid       No Opt. Call        A3 $     2,483,650
               Waste and Sewage Disposal Revenue Bonds (Virginia Electric
               and Power Company Projects), Series 2001A, 3.400%, 3/01/31
               (Alternative Minimum Tax) (Mandatory put 3/01/04)

        2,850 Newport News Redevelopment and Housing Authority, Virginia,   5/05 at 102.00       AAA       2,917,346
               Multifamily Housing Revenue Bonds (Fredericksburg-Oxford
               Project), Series 1997A, 5.550%, 5/01/27 (Mandatory put
               5/01/07)
--------------------------------------------------------------------------------------------------------------------
              Washington - 2.2%

        2,000 The City of Seattle, Washington, Municipal Light and Power   10/09 at 101.00       Aa3       2,217,100
               Revenue Bonds, Series 1999, 6.000%, 10/01/11

        4,160 The City of Seattle, Washington, Solid Waste Revenue            No Opt. Call       AAA       4,539,766
               Refunding Bonds, Series 1999, 5.500%, 8/01/07

        1,670 Washington Healthcare Facilities Authority, Seattle,            No Opt. Call       AAA       1,700,745
               Revenue Bonds (The Children's Hospital and Medical
               Center), Series 1992, 6.000%, 10/01/02

        3,500 Washington Public Power Supply System, Nuclear Project No.      No Opt. Call       AAA       3,970,855
               2 Refunding Revenue Bonds, Series 1997A, 6.000%, 7/01/09
--------------------------------------------------------------------------------------------------------------------
              Wisconsin - 2.5%

        8,600 State of Wisconsin, General Obligation Bonds, Series 1992A,     No Opt. Call        AA       9,665,023
               6.250%, 5/01/07

              Wisconsin Health and Educational Facilities Authority,
              Revenue Bonds (Froedert & Community Health Obligated
              Group), Series 2001:
        1,000   5.625%, 10/01/10                                              No Opt. Call        A+       1,059,030
        1,100   5.625%, 10/01/11                                              No Opt. Call        A+       1,159,970

              Wisconsin Health and Educational Facilities Authority,
              Revenue Bonds (Marshfield Clinic), Series 2001B:
          600   6.250%, 2/15/09                                               No Opt. Call      BBB+         635,430
        1,250   6.500%, 2/15/12                                               No Opt. Call      BBB+       1,348,933
--------------------------------------------------------------------------------------------------------------------
     $521,027 Total Investments (cost $527,134,774) - 96.8%                                              539,053,075
-------------
--------------------------------------------------------------------------------------------------------------------
-------------
              SHORT-TERM INVESTMENTS - 2.0%

     $ 11,000 Merrill Lynch Institutional Tax-Exempt Money Market Fund,                                   11,000,000
               1.560%
--------------------------------------------------------------------------------------------------------------------
-------------
              Other Assets Less Liabilities - 1.2%                                                         6,905,528
              -----------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                      $   556,958,603
              -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

----
54

Statement of Assets and Liabilities
April 30, 2002

                                                                                                                     Intermediate
                                                                           High Yield   All-American       Insured       Duration
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                     $82,698,019   $342,285,523  $842,491,197  $2,801,855,214
Temporary investments in short-term securities, at amortized cost, which
 approximates market value                                                        --             --            --      51,630,000
Cash                                                                         602,453        453,300            --              --
Receivables:
  Interest                                                                 1,767,477      6,324,821    15,287,982      50,296,838
  Investments sold                                                            10,000        575,000       540,521      20,975,977
  Shares sold                                                              1,040,181        307,838       261,696       1,040,173
Other assets                                                                     127          5,316        28,335          82,484
----------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                          86,118,257    349,951,798   858,609,731   2,925,880,686
----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                    --             --       313,137      44,316,558
Payables:
  Investments purchased                                                    2,504,167             --     6,362,400      10,376,440
  Shares redeemed                                                            183,883        346,422       908,781       1,565,728
Accrued expenses:
  Management fees                                                             39,687        140,395       330,091       1,049,093
  12b-1 distribution and service fees                                         35,015        114,152        60,243          73,704
  Other                                                                       37,374        135,377       416,204       1,160,958
Dividends payable                                                            134,962        487,415     2,254,094       8,426,370
----------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                      2,935,088      1,223,761    10,644,950      66,968,851
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                               $83,183,169   $348,728,037  $847,964,781  $2,858,911,835
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                               $33,911,065   $232,259,985  $142,344,930  $  258,363,367
Shares outstanding                                                         1,705,376     21,436,265    13,209,676      27,873,187
Net asset value and redemption price per share                           $     19.88   $      10.83  $      10.78  $         9.27
Offering price per share (net asset value per share plus maximum sales   $     20.75
 charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                                       $      11.30  $      11.25  $         9.56
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                               $28,690,986   $ 43,402,482  $ 30,528,522  $   18,836,752
Shares outstanding                                                         1,444,244      4,002,221     2,832,245       2,031,117
Net asset value, offering and redemption price per share                 $     19.87   $      10.84  $      10.78  $         9.27
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                               $13,485,446   $ 68,616,794  $ 21,871,289  $   31,689,933
Shares outstanding                                                           678,276      6,339,704     2,046,218       3,418,417
Net asset value, offering and redemption price per share                 $     19.88   $      10.82  $      10.69  $         9.27
----------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                               $ 7,095,672   $  4,448,776  $653,220,040  $2,550,021,783
Shares outstanding                                                           356,665        410,011    60,816,365     274,828,550
Net asset value, offering and redemption price per share                 $     19.89   $      10.85  $      10.74  $         9.28
----------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
Capital paid-in                                                          $80,743,482   $346,075,682  $805,744,918  $2,692,450,283
Undistributed net investment income                                          464,310        862,872       802,375      19,557,516
Accumulated net realized gain (loss) from investment transactions           (218,320)    (9,959,846)  (11,542,660)      4,625,372
Net unrealized appreciation of investments                                 2,193,697     11,749,329    52,960,148     142,278,664
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                               $83,183,169   $348,728,037  $847,964,781  $2,858,911,835
----------------------------------------------------------------------------------------------------------------------------------

                                                                          Limited Term
--------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                     $539,053,075
Temporary investments in short-term securities, at amortized cost, which
 approximates market value                                                 11,000,000
Cash                                                                        1,097,366
Receivables:
  Interest                                                                  8,896,877
  Investments sold                                                            505,000
  Shares sold                                                               3,604,322
Other assets                                                                   22,492
--------------------------------------------------------------------------------------
    Total assets                                                          564,179,132
--------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                     --
Payables:
  Investments purchased                                                     5,390,380
  Shares redeemed                                                             314,623
Accrued expenses:
  Management fees                                                             194,488
  12b-1 distribution and service fees                                         130,916
  Other                                                                       169,337
Dividends payable                                                           1,020,785
--------------------------------------------------------------------------------------
    Total liabilities                                                       7,220,529
--------------------------------------------------------------------------------------
Net assets                                                               $556,958,603
--------------------------------------------------------------------------------------
Class A Shares
Net assets                                                               $405,541,935
Shares outstanding                                                         37,833,154
Net asset value and redemption price per share                           $      10.72
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                         $      10.99
--------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                        N/A
Shares outstanding                                                                N/A
Net asset value, offering and redemption price per share                          N/A
--------------------------------------------------------------------------------------
Class C Shares
Net assets                                                               $148,197,838
Shares outstanding                                                         13,848,867
Net asset value, offering and redemption price per share                 $      10.70
--------------------------------------------------------------------------------------
Class R Shares
Net assets                                                               $  3,218,830
Shares outstanding                                                            301,363
Net asset value, offering and redemption price per share                 $      10.68
--------------------------------------------------------------------------------------

Net Assets Consist of:
Capital paid-in                                                          $552,427,106
Undistributed net investment income                                           139,230
Accumulated net realized gain (loss) from investment transactions          (7,526,034)
Net unrealized appreciation of investments                                 11,918,301
--------------------------------------------------------------------------------------
Net assets                                                               $556,958,603
--------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
55

Statement of Operations
Year Ended April 30, 2002


                                                                                         Intermediate      Limited
                                                 High Yield  All-American       Insured      Duration         Term
------------------------------------------------------------------------------------------------------------------
Investment Income                               $4,547,758    $22,473,591  $47,860,747  $158,891,315  $25,426,268
------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                    347,574      1,767,521    3,989,762    12,738,497    2,122,983
12b-1 service fees - Class A                        48,728        495,737      269,299       432,606      767,870
12b-1 distribution and service fees - Class B      183,332        393,814      267,061       150,020          N/A
12b-1 distribution and service fees - Class C       67,939        519,642      148,242       186,725      567,770
Shareholders' servicing agent fees and expenses     27,891        216,835      894,035     2,731,887      265,630
Custodian's fees and expenses                       41,129         99,331      235,534       739,183      116,396
Trustees' fees and expenses                          1,000          8,226       20,101        54,440       10,943
Professional fees                                   33,487         16,760       34,368        78,053       19,776
Shareholders' reports - printing and mailing
 expenses                                            4,947         29,602       87,058       322,290       33,384
Federal and state registration fees                 58,185         53,114       69,573        75,991       74,242
Portfolio insurance expense                             --             --       15,141            --           --
Other expenses                                       2,240         13,777       32,133       118,726       14,682
------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit         816,452      3,614,359    6,062,307    17,628,418    3,993,676
  Custodian fee credit                              (8,051)       (21,805)     (44,983)     (107,412)     (51,877)
------------------------------------------------------------------------------------------------------------------
Net expenses                                       808,401      3,592,554    6,017,324    17,521,006    3,941,799
------------------------------------------------------------------------------------------------------------------
Net investment income                            3,739,357     18,881,037   41,843,423   141,370,309   21,484,469
------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investment
 transactions                                      (97,977)     2,390,336    2,174,640     6,947,352     (331,981)
Net change in unrealized appreciation or
 depreciation of investments                     1,941,214      1,747,790    2,863,113     8,973,688    4,194,839
------------------------------------------------------------------------------------------------------------------
Net gain from investments                        1,843,237.     4,138,126    5,037,753    15,921,040    3,862,858
------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations      $5,582,594    $23,019,163  $46,881,176  $157,291,349  $25,347,327
------------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.


                                See accompanying notes to financial statements.

----
56

Statement of Changes in Net Assets



                                                                              High Yield                 All-American
                                                                       ------------------------  ---------------------------
                                                                         Year Ended   Year Ended     Year Ended    Year Ended
                                                                            4/30/02      4/30/01        4/30/02       4/30/01
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $ 3,739,357  $ 1,321,579  $  18,881,037  $ 18,595,606
Net realized gain (loss) from investment transactions                      (97,977)      14,438      2,390,336    (3,176,277)
Net change in unrealized appreciation or depreciation of investments     1,941,214      497,897      1,747,790    15,745,844
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               5,582,594    1,833,914     23,019,163    31,165,173
-----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (1,498,609)    (555,963)   (12,980,776)  (13,602,276)
  Class B                                                               (1,045,497)    (333,959)    (1,840,042)   (1,587,506)
  Class C                                                                 (508,439)    (163,004)    (3,210,485)   (3,160,126)
  Class R                                                                 (329,798)    (276,803)      (194,452)     (189,817)
From accumulated net realized gains from investment transactions:
  Class A                                                                       --           --             --            --
  Class B                                                                       --           --             --            --
  Class C                                                                       --           --             --            --
  Class R                                                                       --           --             --            --
-----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (3,382,343)  (1,329,729)   (18,225,755)  (18,539,725)
-----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate           --           --             --            --
Net proceeds from sale of shares                                        54,589,745   23,337,081     86,548,863    63,308,113
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                           1,082,867      413,080      5,595,433     5,456,082
-----------------------------------------------------------------------------------------------------------------------------
                                                                        55,672,612   23,750,161     92,144,296    68,764,195
Cost of shares redeemed                                                 (8,066,367)  (5,578,076)  (102,618,370)  (89,208,995)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions      47,606,245   18,172,085    (10,474,074)  (20,444,800)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   49,806,496   18,676,270     (5,680,666)   (7,819,352)
Net assets at the beginning of year                                     33,376,673   14,700,403    354,408,703   362,228,055
-----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                          $83,183,169  $33,376,673  $ 348,728,037  $354,408,703
-----------------------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of year      $   464,310  $    35,080  $     862,872  $     59,826
-----------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
57

                                                                                 Insured
                                                                       --------------------------
                                                                          Year Ended     Year Ended
                                                                             4/30/02        4/30/01
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $ 41,843,423   $ 41,281,329
Net realized gain (loss) from investment transactions                     2,174,640         11,109
Net change in unrealized appreciation or depreciation of investments      2,863,113     27,078,489
----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               46,881,176     68,370,927
----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (6,680,559)    (5,804,812)
  Class B                                                                (1,178,832)      (860,580)
  Class C                                                                  (860,461)      (550,823)
  Class R                                                               (33,685,255)   (33,867,404)
From accumulated net realized gains from investment transactions:
  Class A                                                                        --             --
  Class B                                                                        --             --
  Class C                                                                        --             --
  Class R                                                                        --             --
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (42,405,107)   (41,083,619)
----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate            --             --
Net proceeds from sale of shares                                        115,636,044     62,219,252
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                           26,854,295.    25,968,488
----------------------------------------------------------------------------------------------------
                                                                        142,490,339     88,187,740
Cost of shares redeemed                                                 (99,479,664)   (89,622,921)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       43,010,675     (1,435,181)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    47,486,744     25,852,127
Net assets at the beginning of year                                     800,478,037    774,625,910
----------------------------------------------------------------------------------------------------
Net assets at the end of year                                          $847,964,781   $800,478,037
----------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of year      $    802,375   $    557,960
----------------------------------------------------------------------------------------------------

                                                                            Intermediate Duration
                                                                       ------------------------------
                                                                            Year Ended      Year Ended
                                                                               4/30/02         4/30/01
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $  141,370,309  $  137,675,582
Net realized gain (loss) from investment transactions                       6,947,352       5,454,250
Net change in unrealized appreciation or depreciation of investments        8,973,688      94,510,762
------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                157,291,349     237,640,594
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (10,389,583)     (7,360,232)
  Class B                                                                    (636,560)       (524,715)
  Class C                                                                  (1,048,401)       (552,818)
  Class R                                                                (128,797,855)   (130,991,517)
From accumulated net realized gains from investment transactions:
  Class A                                                                    (322,980)       (201,510)
  Class B                                                                     (23,332)        (14,873)
  Class C                                                                     (40,121)        (21,001)
  Class R                                                                  (3,800,250)     (3,044,661)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (145,059,082)   (142,711,327)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate              --      54,282,203
Net proceeds from sale of shares                                          227,247,379     132,267,647
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                            105,112,525     105,244,639
------------------------------------------------------------------------------------------------------
                                                                          332,359,904     291,794,489
Cost of shares redeemed                                                  (240,119,558)   (262,644,765)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions         92,240,346      29,149,724
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     104,472,613     124,078,991
Net assets at the beginning of year                                     2,754,439,222   2,630,360,231
------------------------------------------------------------------------------------------------------
Net assets at the end of year                                          $2,858,911,835  $2,754,439,222
------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of year      $   19,557,516  $      889,571
------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
58

                                                                                            Limited Term
                                                                                     --------------------------
                                                                                        Year Ended    Year Ended
                                                                                           4/30/02       4/30/01
----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                $ 21,484,469  $ 20,133,596
Net realized gain (loss) from investment transactions                                    (331,981)   (1,133,431)
Net change in unrealized appreciation or depreciation of investments                    4,194,839    12,800,823
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                             25,347,327    31,800,988
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                             (17,506,239)  (17,092,866)
  Class B                                                                                     N/A           N/A
  Class C                                                                              (4,320,166)   (3,197,008)
  Class R                                                                                 (74,398)      (18,503)
From accumulated net realized gains from investment transactions:
  Class A                                                                                      --            --
  Class B                                                                                     N/A           N/A
  Class C                                                                                      --            --
  Class R                                                                                      --            --
----------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                             (21,900,803)  (20,308,377)
----------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate                          --            --
Net proceeds from sale of shares                                                      174,543,071    47,376,801
Net proceeds from shares issued to shareholders due to reinvestment of distributions   11,080,435    10,088,933
----------------------------------------------------------------------------------------------------------------
                                                                                      185,623,506    57,465,734
Cost of shares redeemed                                                               (67,354,551)  (94,086,622)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                    118,268,955   (36,620,888)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                 121,715,479   (25,128,277)
Net assets at the beginning of year                                                   435,243,124   460,371,401
----------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                        $556,958,603  $435,243,124
----------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of year                    $    139,230  $    533,055
----------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



                                See accompanying notes to financial statements.

----
59

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the "Trust") is an open-end, investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Municipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

After the close of business on October 27, 2000, Intermediate Duration acquired all of the net assets of Nuveen Intermediate Municipal Bond Fund ("Intermediate") pursuant to a plan of reorganization previously approved by the shareholders of Intermediate. The acquisition was accomplished by a tax-free exchange of Class A, C and R Shares of Intermediate Duration for the outstanding Class A, C and R Shares of Intermediate on October 27, 2000. Intermediate's net assets of $54,282,203 at that date included $75,643 of net unrealized depreciation which was combined with that of Intermediate Duration. The combined net assets of Intermediate Duration immediately after the acquisition were $2,715,429,004.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 80% of the Fund's assets will be invested in medium to low-quality municipal bonds and may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2002, High Yield, Insured, Intermediate Duration and Limited Term had outstanding when-issued purchase commitments of $2,504,167, $6,362,400, $10,376,440 and $5,390,380, respectively. There were no such outstanding purchase commitments in All-American.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 2002, have been designated Exempt Interest Dividends.

----
60

Insurance
Insured Municipal Bond invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended April 30, 2002, All-American and Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. High Yield, Intermediate Duration and Limited Term did not invest in any such securities during the fiscal year ended April 30, 2002.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective May 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began accreting taxable market discounts on debt securities. Prior to May 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net assest values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation, based on securities held by the Funds on May 1, 2001, as follows:

                     High     All-          Intermediate Limited
                    Yield American  Insured     Duration    Term
                ------------------------------------------------
                  $72,216 $147,764 $806,099  $18,170,035 $22,509
                ------------------------------------------------

The Statements of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

----
61

The effect of this change for the fiscal year ended April 30, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                     High     All-          Intermediate Limited
                    Yield American  Insured     Duration    Term
               -------------------------------------------------
                 $285,398  $93,766 $153,380   $3,017,260 $30,242
               -------------------------------------------------

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                          High Yield
                                                     ---------------------------------------------------
                                                             Year Ended                Year Ended
                                                              4/30/02                    4/30/01
                                                     -------------------------  ------------------------
                                                          Shares         Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,110,695    $21,821,148     568,138   $10,619,599
  Class B                                               950,251     18,672,628     469,421     8,759,970
  Class C                                               496,060      9,752,170     172,370     3,227,226
  Class R                                               220,559      4,343,799      39,312       730,286
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                18,493        363,059       7,996       149,498
  Class B                                                19,160        375,795       7,400       138,376
  Class C                                                 7,443        146,305       2,699        50,420
  Class R                                                10,049        197,708       4,003        74,786
---------------------------------------------------------------------------------------------------------
                                                      2,832,710     55,672,612   1,271,339    23,750,161
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (210,934)    (4,115,884)    (73,436)   (1,378,842)
  Class B                                              (104,544)    (2,058,630)    (30,148)     (561,635)
  Class C                                               (72,250)    (1,418,716)    (19,191)     (358,300)
  Class R                                               (24,133)      (473,137)   (175,216)   (3,279,299)
---------------------------------------------------------------------------------------------------------
                                                       (411,861)    (8,066,367)   (297,991)   (5,578,076)
---------------------------------------------------------------------------------------------------------
Net increase                                          2,420,849    $47,606,245     973,348   $18,172,085
---------------------------------------------------------------------------------------------------------

                                                                         All-American
                                                     ---------------------------------------------------
                                                             Year Ended                Year Ended
                                                              4/30/02                    4/30/01
                                                     -------------------------  ------------------------
                                                          Shares         Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             5,605,560  $  60,791,456   3,655,427  $ 38,654,175
  Class B                                               958,107     10,419,155     779,577     8,254,658
  Class C                                             1,194,594     12,959,316   1,313,938    13,917,035
  Class R                                               217,648      2,378,936     237,175     2,482,245
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               356,558      3,876,978     372,960     3,940,751
  Class B                                                64,724        704,259      49,575       524,530
  Class C                                                82,048        891,017      82,984       876,078
  Class R                                                11,341        123,179      10,808       114,723
---------------------------------------------------------------------------------------------------------
                                                      8,490,580     92,144,296   6,502,444    68,764,195
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (7,554,456)   (82,317,174) (6,067,491)  (64,167,224)
  Class B                                              (509,966)    (5,531,950)   (486,878)   (5,134,495)
  Class C                                            (1,301,240)   (14,159,548) (1,582,384)  (16,612,828)
  Class R                                               (56,628)      (609,698)   (311,264)   (3,294,448)
---------------------------------------------------------------------------------------------------------
                                                     (9,422,290)  (102,618,370) (8,448,017)  (89,208,995)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (931,710) $ (10,474,074) (1,945,573) $(20,444,800)
---------------------------------------------------------------------------------------------------------

----
62

                                                                             Insured
                                                     -------------------------------------------------------
                                                             Year Ended                         Year Ended
                                                               4/30/02                           4/30/01
                                                     --------------------------        ---------------------------
                                                           Shares            Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              5,124,802     $  55,576,262       2,172,087  $   23,079,628
  Class B                                                932,501        10,123,080         929,492       9,914,876
  Class C                                              1,249,584        13,405,417         572,155       6,060,273
  Class R                                              3,374,205        36,531,285       2,198,847      23,164,475
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                347,487         3,770,064         307,534       3,259,167
  Class B                                                 45,631           494,957          35,125         372,633
  Class C                                                 37,967           408,591          29,376         308,971
  Class R                                              2,051,840        22,180,683       2,086,476      22,027,717
-------------------------------------------------------------------------------------------------------------------
                                                      13,164,017       142,490,339       8,331,092      88,187,740
-------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (3,527,528)      (38,315,381)     (1,821,186)    (19,247,714)
  Class B                                               (400,140)       (4,330,628)       (356,597)     (3,781,295)
  Class C                                               (639,705)       (6,876,538)       (274,712)     (2,878,498)
  Class R                                             (4,619,596)      (49,957,117)     (6,057,093)    (63,715,414)
-------------------------------------------------------------------------------------------------------------------
                                                      (9,186,969)      (99,479,664)     (8,509,588)    (89,622,921)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                3,977,048     $  43,010,675        (178,496) $   (1,435,181)
-------------------------------------------------------------------------------------------------------------------

                                                                      Intermediate Duration
                                                     -------------------------------------------------------
                                                             Year ended                         Year Ended
                                                               4/30/02                           4/30/01
                                                     --------------------------        ---------------------------
                                                           Shares            Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------
Shares issued in the reorganization of Intermediate:
  Class A                                                     --     $          --       4,771,218   $  43,524,282
  Class C                                                     --                --       1,104,409      10,073,465
  Class R                                                     --                --          74,987         684,456
Shares sold:
  Class A                                             11,230,732.      104,565,722       6,583,302      60,567,689
  Class B                                                823,168.        7,675,013         323,072       2,960,907
  Class C                                              1,643,382.       15,351,149         339,425       3,113,992
  Class R                                             10,686,499.       99,655,495       7,237,462      65,625,059
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                622,545.        5,808,028         502,745       4,597,113
  Class B                                                 32,252.          300,902          28,296         258,553
  Class C                                                 46,038.          429,262          27,032         247,902
  Class R                                             10,555,532.       98,574,333      10,957,125     100,141,071
-------------------------------------------------------------------------------------------------------------------
                                                      35,640,148.      332,359,904      31,949,073     291,794,489
-------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (4,789,441)      (44,669,320)     (4,141,153)    (37,927,874)
  Class B                                               (223,133)       (2,080,627)       (249,932)     (2,279,925)
  Class C                                               (267,926)       (2,495,118)       (251,512)     (2,303,882)
  Class R                                            (20,461,659)     (190,874,493)    (24,153,706)   (220,133,084)
-------------------------------------------------------------------------------------------------------------------
                                                     (25,742,159)     (240,119,558)    (28,796,303)   (262,644,765)
-------------------------------------------------------------------------------------------------------------------
Net increase                                           9,897,989...  $  92,240,346       3,152,770  $   29,149,724
-------------------------------------------------------------------------------------------------------------------

----
63

                                                                        Limited Term
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              4/30/02                   4/30/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             7,802,621  $ 83,711,250   2,881,650  $ 30,411,778
  Class C                                             8,206,286    87,958,741   1,590,405    16,850,320
  Class R                                               267,337     2,873,080      10,874       114,703
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               865,983     9,296,012     826,969     8,691,917
  Class C                                               162,186     1,737,792     132,544     1,390,806
  Class R                                                 4,371        46,631         593         6,210
--------------------------------------------------------------------------------------------------------
                                                     17,308,784   185,623,506   5,443,035    57,465,734
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (4,645,153)  (49,829,925) (6,878,454)  (72,153,638)
  Class C                                            (1,630,440)  (17,454,367) (2,082,470)  (21,851,797)
  Class R                                                (6,547)      (70,259)     (7,701)      (81,187)
--------------------------------------------------------------------------------------------------------
                                                     (6,282,140)  (67,354,551) (8,968,625)  (94,086,622)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                              11,026,644  $118,268,955  (3,525,590) $(36,620,888)
--------------------------------------------------------------------------------------------------------

3. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 3, 2002, to shareholders of record on May 9, 2002, as follows:

                      High     All-         Intermediate Limited
                     Yield American Insured     Duration    Term
----------------------------------------------------------------
Dividend per share:
 Class A            $.1030   $.0490  $.0440       $.0370  $.0390
 Class B             .0905    .0420   .0370        .0310     N/A
 Class C             .0940    .0435   .0385        .0325   .0360
 Class R             .1065    .0505   .0455        .0385   .0410
----------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term securities and short-term securities for the fiscal year ended April 30, 2002, were as follows:

                               High         All-              Intermediate      Limited
                              Yield     American      Insured     Duration         Term
---------------------------------------------------------------------------------------
Purchases:
 Long-term securities   $61,624,214 $101,991,475 $325,990,474 $478,453,329 $225,097,221
 Short-term securities    5,500,000   22,360,000   47,705,000  182,200,000   64,710,000
Sales and maturities:
 Long-term securities    12,057,439  114,948,267  294,857,794  408,161,081  124,206,656
 Short-term securities    5,500,000   22,360,000   47,705,000  130,570,000   53,710,000
---------------------------------------------------------------------------------------

5. Income Tax Information

The following information is presented on an income tax basis as of April 30, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                   High          All-                  Intermediate       Limited
                                                  Yield      American       Insured        Duration          Term
-----------------------------------------------------------------------------------------------------------------
Cost of Investments                        $80,149,461  $330,303,573  $788,571,570  $2,690,680,333  $538,108,890
-----------------------------------------------------------------------------------------------------------------

                                                   High          All-                  Intermediate       Limited
                                                  Yield      American       Insured        Duration          Term
-----------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation              $ 4,166,353   $17,522,536   $54,566,649    $181,380,074   $16,273,831
Gross unrealized depreciation               (1,617,795)   (5,540,586)     (647,022)    (18,575,193)   (4,329,646)
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 2,548,558   $11,981,950   $53,919,627    $162,804,881   $11,944,185
-----------------------------------------------------------------------------------------------------------------

----
64

The tax components of undistributed net investment income and realized gains at April 30, 2002, were as follows:

                                                           High       All-            Intermediate    Limited
                                                          Yield   American    Insured     Duration       Term
-------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) tax-exempt income $493,700 $2,124,979 $3,422,968  $10,031,482 $2,105,647
Undistributed ordinary income*                            2,224      2,649         --      607,484         --
Undistributed long-term capital gains                        --         --         --    4,666,945         --
-------------------------------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended April 30, 2002, were as follows:

                                                 High        All-             Intermediate     Limited
                                                Yield    American     Insured     Duration        Term
------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income       $3,382,343 $18,225,755 $42,186,531 $140,864,347 $21,863,599
Distributions from ordinary income*                --          --     215,524      583,516      36,396
Distributions from long-term capital gains         --          --          --    3,611,219          --
------------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

At April 30, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                           High       All-                Limited
                          Yield   American     Insured       Term
              ---------------------------------------------------
              2003     $     -- $       -- $        -- $3,801,908
              2008       23,319  3,449,095   3,416,332  1,014,670
              2009       96,499  6,509,058   8,126,328  2,353,306
              2010       98,502         --          --    337,553
              ---------------------------------------------------
                Total  $218,320 $9,958,153 $11,542,660 $7,507,437
              ---------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                   High Yield
Average Daily Net Assets       Management Fee
----------------------------------------------
For the first $125 million         .6000 of 1%
For the next $125 million          .5875 of 1
For the next $250 million          .5750 of 1
For the next $500 million          .5625 of 1
For the next $1 billion            .5500 of 1
For net assets over $2 billion     .5250 of 1
----------------------------------------------

                               All-American, Insured &
                                 Intermediate Duration      Limited Term
Average Daily Net Assets                Management Fee    Management Fee
-------------------------------------------------------------------------
For the first $125 million                  .5000 of 1%       .4500 of 1%
For the next $125 million                   .4875 of 1        .4375 of 1
For the next $250 million                   .4750 of 1        .4250 of 1
For the next $500 million                   .4625 of 1        .4125 of 1
For the next $1 billion                     .4500 of 1        .4000 of 1
For the next $3 billion                     .4250 of 1        .3750 of 1
For net assets over $5 billion              .4125 of 1        .3625 of 1
-------------------------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Insured and Intermediate Duration in order to limit total expenses to .975 of 1% of the average daily net assets of Insured and .75 of 1% of the average daily net assets of Intermediate Duration, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses in any of the Funds from time to time, which may be terminated at any time at its discretion.

----
65

During the fiscal year ended April 30, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                               High     All-          Intermediate  Limited
                              Yield American  Insured     Duration     Term
---------------------------------------------------------------------------
Sales charges collected    $361,861 $346,881 $389,586   $270,806   $322,543
Paid to authorized dealers  354,518  346,881  381,350    246,324    322,543
---------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                        High     All-          Intermediate  Limited
                       Yield American  Insured     Duration     Term
--------------------------------------------------------------------
Commission advances $810,829 $520,751 $513,559   $372,191   $883,819
--------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares collected during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 2002, the Distributor retained such 12b-1 fees as follows:

                        High     All-          Intermediate  Limited
                       Yield American  Insured     Duration     Term
--------------------------------------------------------------------
12b-1 fees retained $221,597 $410,109 $297,903   $198,862   $202,533
--------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended April 30, 2002, as follows:

                 High     All-          Intermediate Limited
                Yield American  Insured     Duration    Term
------------------------------------------------------------
CDSC retained $48,640 $127,947 $119,678   $44,722    $26,753
------------------------------------------------------------

7. Investment Composition

At April 30, 2002, the revenue sources by municipal purpose, expressed as a percent of investments, were as follows:

                                    High     All-         Intermediate Limited
                                   Yield American Insured     Duration    Term
 -----------------------------------------------------------------------------
 Basic Materials                      6%     2%      --%       --%        --%
 Capital Goods                        4      1       --        --          2
 Consumer Staples                     4      3       --         3          3
 Education and Civic Organizations    5      7        5         2         12
 Healthcare                          23     19       16        17         18
 Housing/Multifamily                  1      4        6         7          7
 Housing/Single Family               --      4        9         3         --
 Long-Term Care                       3      4       --        --          2
 Tax Obligation/General              --      4        9         6          8
 Tax Obligation/Limited              17      4       12        10         10
 Transportation                      14     14        8         6          7
 U.S. Guaranteed                      1     15       25        16          6
 Utilities                           22     15        7        19         22
 Water and Sewer                     --      2        2        11          1
 Other                               --      2        1        --          2
 -----------------------------------------------------------------------------
                                    100%   100%     100%      100%       100%
 -----------------------------------------------------------------------------

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (High Yield 3%, All-American 33%, Insured 100%, Intermediate Duration 42% and Limited Term 31%). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

----
66

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  ------------------------


HIGH YIELD


                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                    Ending
                                             Net Invest-       ment         Invest-                       Net
                                           Asset    ment       Gain            ment  Capital            Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains    Total   Value Return(a)
-------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2002(e)                                  $18.93   $1.33     $  .84  $2.17   $(1.22)     $--  $(1.22) $19.88      11.73%
 2001                                      18.60    1.19        .34   1.53    (1.20)      --   (1.20)  18.93       8.52
 2000(d)                                   20.00    1.06      (1.61)  (.55)    (.85)      --    (.85)  18.60      (2.69)
Class B (6/99)
 2002(e)                                   18.91    1.19        .85   2.04    (1.08)      --   (1.08)  19.87      10.97
 2001                                      18.58    1.06        .33   1.39    (1.06)      --   (1.06)  18.91       7.70
 2000(d)                                   20.00     .93      (1.61)  (.68)    (.74)      --    (.74)  18.58      (3.36)
Class C (6/99)
 2002(e)                                   18.93    1.22        .85   2.07    (1.12)      --   (1.12)  19.88      11.13
 2001                                      18.59    1.09        .35   1.44    (1.10)      --   (1.10)  18.93       7.96
 2000(d)                                   20.00     .96      (1.60)  (.64)    (.77)      --    (.77)  18.59      (3.16)
Class R (6/99)
 2002(e)                                   18.94    1.37        .84   2.21    (1.26)      --   (1.26)  19.89      11.96
 2001                                      18.61    1.20        .37   1.57    (1.24)      --   (1.24)  18.94       8.72
 2000(d)                                   20.00    1.05      (1.56)  (.51)    (.88)      --    (.88)  18.61      (2.50)
-------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                       --------------------------------------------------------------------------
                                                 Before Credit/         After          After Credit/
                                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
HIGH YIELD                                     -----------------  -----------------  -----------------
                                                           Ratio              Ratio              Ratio
                                                          of Net             of Net             of Net
                                                         Invest-            Invest-            Invest-
                                               Ratio of     ment  Ratio of     ment  Ratio of     ment
                                               Expenses   Income  Expenses   Income  Expenses   Income
                                        Ending       to       to        to       to        to       to
                                           Net  Average  Average   Average  Average   Average  Average  Portfolio
                                        Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                     (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2002(e)                               $33,911     1.09%    6.76%     1.09%    6.76%     1.08%    6.78%        21%
 2001                                   14,899     1.23     6.35      1.22     6.36      1.20     6.38         11
 2000(d)                                 5,291     1.87*    5.11*      .77*    6.22*      .72*    6.26*        56
Class B (6/99)
 2002(e)                                28,691     1.84     6.02      1.84     6.02      1.83     6.03         21
 2001                                   10,958     1.98     5.62      1.97     5.63      1.95     5.65         11
 2000(d)                                 2,465     2.66*    4.27*     1.51*    5.42*     1.46*    5.47*        56
Class C (6/99)
 2002(e)                                13,485     1.64     6.19      1.64     6.19      1.63     6.21         21
 2001                                    4,675     1.79     5.80      1.78     5.81      1.76     5.83         11
 2000(d)                                 1,694     2.49*    4.44*     1.31*    5.62*     1.26*    5.67*        56
Class R (6/99)
 2002(e)                                 7,096      .89     6.94       .89     6.94       .87     6.95         21
 2001                                    2,845     1.11     6.41      1.09     6.43      1.07     6.45         11
 2000(d)                                 5,249     2.02*    4.66*      .57*    6.11*      .53*    6.16*        56
------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.
(d)For the period June 7, 1999 (commencement of operations) through April 30, 2000.
(e) As required, effective May 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended April 30, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share of $.10 for each class. This change also increased each of the ratios of net investment income to average net assets by .49% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                See accompanying notes to financial statements.

----
67

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations      Less Distributions
                                                 -------------------------  ---------------------


ALL-AMERICAN


                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                Ending
                                             Net Invest-       ment         Invest-                   Net
Year Ended                                 Asset    ment       Gain            ment Capital         Asset     Total
April 30,                                  Value  Income     (Loss)   Total  Income   Gains  Total  Value Return(a)
---------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2002(d)                                  $10.70    $.59     $  .11  $ .70   $(.57)  $  --  $(.57) $10.83      6.61%
 2001                                      10.33     .57        .36    .93    (.56)     --   (.56)  10.70      9.23
 2000                                      11.43     .56      (1.08)  (.52)   (.56)   (.02)  (.58)  10.33     (4.48)
 1999                                      11.32     .57        .12    .69    (.57)   (.01)  (.58)  11.43      6.23
 1998                                      10.90     .60        .51   1.11    (.60)   (.09)  (.69)  11.32     10.32
Class B (2/97)
 2002(d)                                   10.71     .51        .10    .61    (.48)     --   (.48)  10.84      5.79
 2001                                      10.34     .49        .36    .85    (.48)     --   (.48)  10.71      8.41
 2000                                      11.44     .49      (1.09)  (.60)   (.48)   (.02)  (.50)  10.34     (5.21)
 1999                                      11.33     .49        .12    .61    (.49)   (.01)  (.50)  11.44      5.46
 1998                                      10.91     .51        .51   1.02    (.51)   (.09)  (.60)  11.33      9.51
Class C (6/93)
 2002(d)                                   10.69     .53        .10    .63    (.50)     --   (.50)  10.82      6.01
 2001                                      10.32     .51        .36    .87    (.50)     --   (.50)  10.69      8.63
 2000                                      11.42     .51      (1.09)  (.58)   (.50)   (.02)  (.52)  10.32     (5.02)
 1999                                      11.31     .51        .12    .63    (.51)   (.01)  (.52)  11.42      5.69
 1998                                      10.89     .53        .52   1.05    (.54)   (.09)  (.63)  11.31      9.75
Class R (2/97)
 2002(d)                                   10.71     .61        .12    .73    (.59)     --   (.59)  10.85      6.88
 2001                                      10.34     .59        .36    .95    (.58)     --   (.58)  10.71      9.41
 2000                                      11.44     .59      (1.08)  (.49)   (.59)   (.02)  (.61)  10.34     (4.29)
 1999                                      11.32     .60        .13    .73    (.60)   (.01)  (.61)  11.44      6.54
 1998                                      10.91     .61        .51   1.12    (.62)   (.09)  (.71)  11.32     10.45
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
ALL-AMERICAN                                    -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                               Assets      Net      Net       Net      Net       Net      Net   Turnover
April 30,                                 (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2002(d)                               $232,260      .81%    5.40%      .81%    5.40%      .80%    5.40%        29%
 2001                                   246,468      .87     5.33       .87     5.33       .85     5.35         27
 2000                                   259,004      .84     5.29       .84     5.29       .83     5.29         53
 1999                                   312,238      .81     4.97       .81     4.98       .80     4.98         10
 1998                                   236,691      .81     5.27       .81     5.27       .81     5.27         20
Class B (2/97)
 2002(d)                                 43,402     1.56     4.65      1.56     4.65      1.55     4.66         29
 2001                                    37,370     1.62     4.59      1.62     4.59      1.60     4.60         27
 2000                                    32,536     1.59     4.54      1.59     4.54      1.58     4.55         53
 1999                                    31,804     1.56     4.21      1.54     4.23      1.54     4.23         10
 1998                                     8,706     1.56     4.47      1.56     4.47      1.56     4.47         20
Class C (6/93)
 2002(d)                                 68,617     1.36     4.85      1.36     4.85      1.35     4.86         29
 2001                                    68,025     1.42     4.78      1.42     4.78      1.40     4.80         27
 2000                                    67,577     1.39     4.73      1.39     4.73      1.38     4.74         53
 1999                                    80,036     1.37     4.42      1.36     4.43      1.35     4.43         10
 1998                                    62,336     1.36     4.72      1.36     4.72      1.36     4.72         20
Class R (2/97)
 2002(d)                                  4,449      .60     5.62       .60     5.62       .60     5.62         29
 2001                                     2,546      .67     5.54       .67     5.54       .65     5.56         27
 2000                                     3,111      .64     5.50       .64     5.50       .63     5.51         53
 1999                                     2,737      .62     5.17       .61     5.17       .61     5.17         10
 1998                                     4,510      .61     5.42       .61     5.42       .61     5.42         20
-------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective May 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended April 30, 2002, was to increase each of the ratios of net investment income to average net assets by .03% for each class. This change had no impact on the net investment income per share nor the net realized/unrealized investment gain (loss) per share. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                See accompanying notes to financial statements.

----
68

Selected data for a share outstanding throughout each year:


Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  -----------------------


INSURED



                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                  Ending
                                             Net Invest-       ment         Invest-                     Net
                                           Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(d)                                  $10.71    $.53      $ .08  $ .61    $(.54)   $  --  $(.54) $10.78      5.75%
 2001                                      10.35     .54        .36    .90     (.54)      --   (.54)  10.71      8.86
 2000                                      11.16     .54       (.79)  (.25)    (.54)    (.02)  (.56)  10.35     (2.19)
 1999                                      11.03     .54        .16    .70     (.54)    (.03)  (.57)  11.16      6.43
 1998                                      10.66     .54        .41    .95     (.55)    (.03)  (.58)  11.03      9.05
Class B (2/97)
 2002(d)                                   10.72     .45        .07    .52     (.46)      --   (.46)  10.78      4.87
 2001                                      10.35     .46        .37    .83     (.46)      --   (.46)  10.72      8.17
 2000                                      11.16     .46       (.79)  (.33)    (.46)    (.02)  (.48)  10.35     (2.94)
 1999                                      11.03     .45        .16    .61     (.45)    (.03)  (.48)  11.16      5.63
 1998                                      10.67     .46        .39    .85     (.46)    (.03)  (.49)  11.03      8.14
Class C (9/94)
 2002(d)                                   10.63     .46        .07    .53     (.47)      --   (.47)  10.69      5.05
 2001                                      10.26     .48        .36    .84     (.47)      --   (.47)  10.63      8.36
 2000                                      11.05     .47       (.77)  (.30)    (.47)    (.02)  (.49)  10.26     (2.64)
 1999                                      10.92     .47        .16    .63     (.47)    (.03)  (.50)  11.05      5.86
 1998                                      10.56     .48        .39    .87     (.48)    (.03)  (.51)  10.92      8.39
Class R (12/86)
 2002(d)                                   10.68     .55        .06    .61     (.55)      --   (.55)  10.74      5.84
 2001                                      10.31     .56        .37    .93     (.56)      --   (.56)  10.68      9.18
 2000                                      11.11     .56       (.78)  (.22)    (.56)    (.02)  (.58)  10.31     (1.94)
 1999                                      10.98     .56        .15    .71     (.55)    (.03)  (.58)  11.11      6.62
 1998                                      10.62     .56        .39    .95     (.56)    (.03)  (.59)  10.98      9.17
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
INSURED                                         -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                               of                 of                 of
                                                              Net                Net                Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                      (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(d)                               $142,345      .84%    4.86%      .84%    4.86%      .84%    4.87%        35%
 2001                                   120,700      .83     5.10       .83     5.10       .82     5.11         20
 2000                                   109,729      .83     5.09       .83     5.09       .83     5.09         44
 1999                                   109,986      .82     4.80       .82     4.80       .81     4.80         13
 1998                                    90,459      .86     4.91       .86     4.91       .86     4.91         40
Class B (2/97)
 2002(d)                                 30,529     1.59     4.11      1.59     4.11      1.59     4.12         35
 2001                                    24,161     1.58     4.35      1.58     4.35      1.57     4.35         20
 2000                                    17,035     1.59     4.35      1.59     4.35      1.58     4.35         44
 1999                                    13,602     1.56     4.05      1.56     4.05      1.56     4.05         13
 1998                                     4,992     1.61     4.14      1.61     4.14      1.61     4.14         40
Class C (9/94)
 2002(d)                                 21,871     1.39     4.31      1.39     4.31      1.39     4.32         35
 2001                                    14,858     1.38     4.55      1.38     4.55      1.37     4.56         20
 2000                                    10,990     1.38     4.54      1.38     4.54      1.38     4.54         44
 1999                                    10,947     1.36     4.25      1.36     4.25      1.36     4.25         13
 1998                                     8,037     1.41     4.36      1.41     4.36      1.41     4.36         40
Class R (12/86)
 2002(d)                                653,220      .64     5.06       .64     5.06       .64     5.07         35
 2001                                   640,759      .63     5.30       .63     5.30       .62     5.31         20
 2000                                   636,872      .63     5.28       .63     5.28       .62     5.29         44
 1999                                   726,228      .62     5.00       .62     5.00       .62     5.00         13
 1998                                   727,068      .66     5.12       .66     5.12       .66     5.12         40
-------------------------------------------------------------------------------------------------------------------

(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective May 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended April 30, 2002, was to increase each of the ratios of net investment income to average net assets by .02% for each class. This change had no impact on the net investment income per share nor the net realized/unrealized investment gain (loss) per share. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.



                                See accompanying notes to financial statements.

----
69

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  -----------------------


INTERMEDIATE DURATION



                                                                Net
                                                          Realized/
                                       Beginning     Net Unrealized             Net                  Ending
                                             Net Invest-    Invest-         Invest-                     Net
                                           Asset    ment  ment Gain            ment  Capital          Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2002(d)                                   $9.23    $.45      $ .05  $ .50    $(.45)   $(.01) $(.46)  $9.27      5.54%
 2001                                       8.91     .45        .33    .78     (.45)    (.01)  (.46)   9.23      8.99
 2000                                       9.57     .45       (.65)  (.20)    (.45)    (.01)  (.46)   8.91     (2.02)
 1999                                       9.46     .45        .13    .58     (.45)    (.02)  (.47)   9.57      6.28
 1998                                       9.14     .46        .35    .81     (.46)    (.03)  (.49)   9.46      9.00
Class B (2/97)
 2002(d)                                    9.23     .38        .05    .43     (.38)    (.01)  (.39)   9.27      4.73
 2001                                       8.91     .38        .34    .72     (.39)    (.01)  (.40)   9.23      8.19
 2000                                       9.57     .39       (.66)  (.27)    (.38)    (.01)  (.39)   8.91     (2.78)
 1999                                       9.46     .38        .13    .51     (.38)    (.02)  (.40)   9.57      5.49
 1998                                       9.15     .38        .35    .73     (.39)    (.03)  (.42)   9.46      8.09
Class C (6/95)
 2002(d)                                    9.22     .40        .06    .46     (.40)    (.01)  (.41)   9.27      5.05
 2001                                       8.90     .40        .33    .73     (.40)    (.01)  (.41)   9.22      8.36
 2000                                       9.57     .40       (.66)  (.26)    (.40)    (.01)  (.41)   8.90     (2.71)
 1999                                       9.44     .40        .15    .55     (.40)    (.02)  (.42)   9.57      5.91
 1998                                       9.14     .40        .34    .74     (.41)    (.03)  (.44)   9.44      8.20
Class R (11/76)
 2002(d)                                    9.24     .47        .05    .52     (.47)    (.01)  (.48)   9.28      5.74
 2001                                       8.91     .47        .34    .81     (.47)    (.01)  (.48)   9.24      9.32
 2000                                       9.58     .47       (.66)  (.19)    (.47)    (.01)  (.48)   8.91     (1.93)
 1999                                       9.46     .47        .14    .61     (.47)    (.02)  (.49)   9.58      6.59
 1998                                       9.15     .48        .34    .82     (.48)    (.03)  (.51)   9.46      9.09
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                   Ratios/Supplemental Data
                                       --------------------------------------------------------------------------------
                                                    Before Credit/           After           After Credit/
                                                     Reimbursement     Reimbursement(b)    Reimbursement(c)
INTERMEDIATE DURATION                             ------------------  ------------------  ------------------
                                                            Ratio of            Ratio of            Ratio of
                                                                 Net                 Net                 Net
                                                             Invest-             Invest-             Invest-
                                                  Ratio of      ment  Ratio of      ment  Ratio of      ment
                                                  Expenses    Income  Expenses    Income  Expenses    Income
                                           Ending       to        to        to        to        to        to
                                              Net  Average   Average   Average   Average   Average   Average  Portfolio
                                           Assets      Net       Net       Net       Net       Net       Net   Turnover
Year Ended April 30,                        (000)   Assets    Assets    Assets    Assets    Assets    Assets       Rate
------------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2002(d)                               $  258,363      .80%     4.83%      .80%     4.83%      .79%     4.83%        15%
 2001                                     192,021      .79      4.90       .79      4.90       .78      4.91          9*
 2000                                     116,621      .80      5.01       .80      5.01       .79      5.02         13
 1999                                     120,418      .77      4.71       .77      4.71       .77      4.71         12
 1998                                      97,029      .80      4.83       .80      4.83       .80      4.83         10
Class B (2/97)
 2002(d)                                   18,837     1.55      4.08      1.55      4.08      1.54      4.09         15
 2001                                      12,912     1.54      4.15      1.54      4.15      1.53      4.16          9*
 2000                                      11,560     1.55      4.27      1.55      4.27      1.54      4.28         13
 1999                                      10,086     1.52      3.96      1.52      3.96      1.52      3.96         12
 1998                                       4,136     1.56      4.05      1.56      4.05      1.56      4.05         10
Class C (6/95)
 2002(d)                                   31,690     1.35      4.28      1.35      4.28      1.34      4.28         15
 2001                                      18,421     1.34      4.35      1.34      4.35      1.33      4.36          9*
 2000                                       6,920     1.35      4.47      1.35      4.47      1.34      4.48         13
 1999                                       7,191     1.32      4.15      1.32      4.15      1.32      4.15         12
 1998                                       4,886     1.35      4.29      1.35      4.29      1.35      4.29         10
Class R (11/76)
 2002(d)                                2,550,022      .60      5.03       .60      5.03       .59      5.03         15
 2001                                   2,531,085      .59      5.11       .59      5.11       .58      5.11          9*
 2000                                   2,495,259      .59      5.21       .59      5.21       .59      5.22         13
 1999                                   2,834,016      .57      4.90       .57      4.90       .57      4.90         12
 1998                                   2,818,442      .60      5.04       .60      5.04       .60      5.04         10
------------------------------------------------------------------------------------------------------------------------

* The cost of securities acquired in the acquisition of Intermediate of $53,652,345 were excluded from the portfolio turnover rate calculation.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective May 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended April 30, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share of $.01 for each class. This change also increased each of the ratios of net investment income to average net assets by .10% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                See accompanying notes to financial statements.

----
70

Selected data for a share outstanding throughout each period:


Class (Inception Date)
                                                   Investment Operations      Less Distributions
                                                 -------------------------  ----------------------


LIMITED TERM



                                                                Net
                                                          Realized/
                                       Beginning     Net Unrealized             Net                 Ending
                                             Net Invest-    Invest-         Invest-                    Net
                                           Asset    ment  ment Gain            ment  Capital         Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2002                                     $10.63    $.48      $ .10  $ .58    $(.49)     $-- $(.49) $10.72      5.54%
 2001                                      10.35     .49        .28    .77     (.49)      --  (.49)  10.63      7.62
 2000                                      10.89     .49       (.55)  (.06)    (.48)      --  (.48)  10.35      (.57)
 1999                                      10.80     .49        .10    .59     (.50)      --  (.50)  10.89      5.57
 1998                                      10.61     .51        .19    .70     (.51)      --  (.51)  10.80      6.67
Class C (12/95)
 2002                                      10.61     .44        .10    .54     (.45)      --  (.45)  10.70      5.20
 2001                                      10.34     .45        .28    .73     (.46)      --  (.46)  10.61      7.16
 2000                                      10.87     .45       (.54)  (.09)    (.44)      --  (.44)  10.34      (.82)
 1999                                      10.79     .45        .10    .55     (.47)      --  (.47)  10.87      5.13
 1998                                      10.60     .47        .19    .66     (.47)      --  (.47)  10.79      6.33
Class R (2/97)
 2002                                      10.60     .50        .09    .59     (.51)      --  (.51)  10.68      5.70
 2001                                      10.33     .51        .28    .79     (.52)      --  (.52)  10.60      7.78
 2000                                      10.87     .51       (.55)  (.04)    (.50)      --  (.50)  10.33      (.35)
 1999                                      10.78     .51        .11    .62     (.53)      --  (.53)  10.87      5.81
 1998                                      10.59     .53        .19    .72     (.53)      --  (.53)  10.78      6.87
----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                  Ratios/Supplemental Data
                                       ------------------------------------------------------------------------------
                                                  Before Credit/           After           After Credit/
                                                   Reimbursement     Reimbursement(b)    Reimbursement(c)
LIMITED TERM                                    ------------------  ------------------  ------------------
                                                          Ratio of            Ratio of            Ratio of
                                                               Net                 Net                 Net
                                                           Invest-             Invest-             Invest-
                                                Ratio of      ment  Ratio of      ment  Ratio of      ment
                                                Expenses    Income  Expenses    Income  Expenses    Income
                                         Ending       to        to        to        to        to        to
                                            Net  Average   Average   Average   Average   Average   Average  Portfolio
                                         Assets      Net       Net       Net       Net       Net       Net   Turnover
Year Ended April 30,                      (000)   Assets    Assets    Assets    Assets    Assets    Assets       Rate
----------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2002                                  $405,542      .75%     4.46%      .75%     4.46%      .73%     4.47%        26%
 2001                                   359,383      .76      4.65       .76      4.65       .76      4.65         22
 2000                                   382,808      .73      4.63       .73      4.63       .73      4.63         37
 1999                                   456,171      .77      4.45       .77      4.45       .77      4.45         16
 1998                                   438,134      .77      4.70       .77      4.70       .77      4.70         30
Class C (12/95)
 2002                                   148,198     1.09      4.11      1.09      4.11      1.08      4.12         26
 2001                                    75,476     1.11      4.30      1.11      4.30      1.11      4.30         22
 2000                                    77,228     1.08      4.28      1.08      4.28      1.08      4.28         37
 1999                                    88,044     1.12      4.09      1.12      4.09      1.12      4.09         16
 1998                                    33,952     1.12      4.35      1.12      4.35      1.12      4.35         30
Class R (2/97)
 2002                                     3,219      .52      4.64       .52      4.64       .51      4.65         26
 2001                                       384      .56      4.84       .56      4.84       .56      4.85         22
 2000                                       335      .53      4.81       .53      4.81       .53      4.81         37
 1999                                     1,173      .57      4.64       .57      4.64       .57      4.64         16
 1998                                       701      .59      4.86       .59      4.86       .59      4.86         30
----------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
71

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Municipal Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund (constituting Nuveen Municipal Trust, hereafter referred to as the "Funds") at April 30, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and financial highlights of the Funds as of April 30, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated June 7, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
June 14, 2002


----
72

                                     Notes

----
73

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         129
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company and Nuveen
333 W. Wacker Drive         and Trustee                     Investments; prior thereto, Executive Vice
Chicago, IL 60606                                           President and Director of The John Nuveen
                                                            Company and Nuveen Investments; Director
                                                            (since 1992) and Chairman (since 1996) of
                                                            Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
74

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               129
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               127
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        129
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            127
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            129
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002),               129
9/24/1964                                             formerly Assistant Vice President and
333 W. Wacker Drive                                   Assistant General Counsel (since May 1998)
Chicago, IL 60606                                     of Nuveen Investments; Assistant Vice
                                                      President and Assistant Secretary (since
                                                      1998) of Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.; prior thereto,
                                                      Associate at the law firm D'Ancona Partners
                                                      LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         129
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         127
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           129
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           127
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             127
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
75

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            127
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        129
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            129
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
Assistant Secretary     Secretary                       Investments; Vice President and Assistant
333 W. Wacker Drive                                     Secretary of Nuveen Advisory Corp. and
Chicago, IL 60606                                       Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          129
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               127
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        127
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002;             129
9/9/1956                Secretary                       formerly Vice President), Assistant
333 W. Wacker Drive                                     Secretary and Associate General Counsel,
Chicago, IL 60606                                       formerly Assistant General Counsel, of
                                                        Nuveen Investments; Managing Director (since
                                                        January 2002; formerly Vice President) and
                                                        Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Vice President and Assistant Secretary of
                                                        The John Nuveen Company; Managing Director
                                                        (since January 2002; formerly Vice
                                                        President) and Assistant Secretary (since
                                                        September 1999) of Nuveen Senior Loan Asset
                                                        Management Inc.; Chartered Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
76

Fund Information
--------------------------------------------------------------------------------
Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800) 257-8787










NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

Serving
Investors
For Generations
--------------------------------------------------------------------------------
[Photo of John Nuveen, Sr. appears here]

John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

[GRAPHIC]

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                                   VAN-NAT-04-02

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

    Included in the Prospectus:

        Financial Highlights

    Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:

        Portfolio of Investments

        Statement of Net Assets

        Statement of Operations

        Statement of Changes in Net Assets


        Report of Independent Accountants



Item 23: Exhibits.



a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
    Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

a.2 Amendment to Declaration of Trust of Registrant dated August 9, 2000. Filed as Exhibit a.2 to
    Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File
    No. 333-14725) and incorporated by reference thereto.

a.3 Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
    dated August 9, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 7 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated by reference thereto.

a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as
    Exhibit 1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-14725) and
    incorporated herein by reference thereto.

a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

a.6 Amended Establishment and Designation of Classes, dated November 2, 2000.

 b. By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A
    (File No. 333-14725) and incorporated herein by reference thereto.

b.1 Amendment to By-Laws dated October 29, 1998. Filed as Exhibit b.1 to Post-Effective
    Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-14725)
    and incorporated herein by reference thereto.

 c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
    Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 d. Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as
    Exhibit 5 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A (File No. 333-14725) and incorporated herein by reference thereto.


  d.1   Amendment and Renewal of Investment Management Agreement dated June 1, 2000. Filed as
        Exhibit d.1 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form
        N-1A (File No. 333-14725) and incorporated by reference hereto.

  d.2   Renewal of Investment Management Agreement dated June 5, 2001.

  d.3   Renewal of Investment Management Agreement dated April 28, 2002.

   e.   Distribution Agreement between Registrant and Nuveen Investments. Filed as Exhibit 6 to
        Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
        No. 333-14725) and incorporated herein by reference thereto.

  e.1   Renewal of Distribution Agreement dated July 31, 2002.

   f.   Not applicable.

   g.   Custodian Agreement between Registrant and Chase Manhattan Bank. Filed as Exhibit 8 to
        Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
        No. 333-14725) and incorporated herein by reference thereto.

   h.   Transfer Agency Agreement between Registrant and Chase Global Funds Services Company dated August 24, 1998. Filed as Exhibit h to Post-Effective Amendment No. 6 to Registrant's
        Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

   i.   Opinion of Morgan, Lewis, and Bockius LLP.

  i.2   Opinion of Bell, Boyd & Lloyd. Filed as Exhibit i(2) to Post-Effective Amendment No. 5 to
        Registrant's Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

   j.   Consent of PricewaterhouseCoopers LLP, Independent Accountants.

   k.   Not applicable.

   l.   Not applicable.

   m.   Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class
        B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment
        No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-14725) and
        incorporated herein by reference thereto.

   o.   Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
        Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

99(a)   Original Powers of Attorney for all of Registrant's Trustees authorizing, among others, Gifford
        R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit 99(a) to Post-Effective Amendment No. 7 to Registrant's Registration
        Statement on Form N-1A (File No. 333-14725) and incorporated by reference thereto.

99(b)   Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.

99(c)   Code of Ethics and Reporting Requirements.

Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
   Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

   Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

   No indemnification shall be provided hereunder to a Covered Person:

      (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

      (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

   The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

   Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

      (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

      (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

   As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

   As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                               -----------------


   The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000, which does not apply to individual trustees and officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).


   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser
   Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc.,

Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 and Nuveen Ohio Dividend Advantage Municipal Fund 3. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


   For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Advisory Corp. appears below:





                                                        Other Business Profession, Vocation or
Name and Position with NAC                              Employment During Past Two Years
--------------------------                              --------------------------------------------

John P. Amboian, President............................. President, formerly Executive Vice President of The John Nuveen Company, Nuveen
                                                        Investments, Nuveen Institutional Advisory
                                                        Corp., Nuveen Asset Management, Inc. and
                                                        Nuveen Senior Loan Asset Management,
                                                        Inc. and Executive Vice President and
                                                        Director of Rittenhouse Financial Services,
                                                        Inc.

Alan G. Berkshire, Senior Vice President, Secretary and
General Counsel........................................
                                                        Senior Vice President and General Counsel
                                                        (since September 1997) and Secretary
                                                        (since May 1998) of The John Nuveen
                                                        Company, Nuveen Investments,
                                                        and Nuveen Institutional Advisory Corp.
                                                        Senior Vice President and Secretary (since
                                                        September 1999) of Nuveen Senior Loan
                                                        Asset Management Inc., prior thereto,
                                                        Partner in the law firm of Kirkland & Ellis.

Margaret E. Wilson, Senior Vice President,
Finance................................................
                                                        Vice President and Controller of the John
                                                        Nuveen Company, Nuveen Investments
                                                        and Nuveen Institutional Advisory Corp.
                                                        and Senior Vice President and Controller of
                                                        Nuveen Senior Loan Asset Management,
                                                        Inc.; formerly CFO of Sara Lee Corp.,
                                                        Bakery Division.


Item 27: Principal Underwriters


   (a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies:
Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen California Select Tax-Free Income Portfolio, Nuveen New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage

Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Floating Rate Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, and Nuveen Quality Preferred Income Fund.


   (b)


Name and                   Positions and              Positions and
Principal Business Address Offices with Underwriter   Offices with Registrant
--------------------------------------------------------------------------------
Timothy R.                 Chairman of the            Chairman of the
Schwertfeger 333 West      Board, Chief Executive     Board, President and
Wacker Drive Chicago, IL   Officer and Director       Trustee
60606

John P. Amboian 333 West   President                  None
Wacker Drive Chicago, IL
60606

William Adams IV 333 West  Executive Vice President   None
Wacker Drive Chicago, IL
60606

Alan G. Berkshire 333      Senior Vice President and  None
West Wacker                Secretary
Drive Chicago, IL 60606

Robert K. Burke 333 West   Vice President             None
Wacker Drive Chicago, IL
60606

Peter H. D'Arrigo 333      Vice President and         Vice President and
West Wacker                Treasurer                  Treasurer
Drive Chicago, IL 60606

Stephen D. Foy 333 West    Vice President             Vice President
Wacker Drive Chicago, IL                              and Controller
60606

Robert B.                  Vice President             None
Kuppenheimer 333 West
Wacker Drive Chicago, IL
60606

Larry W. Martin 333 West   Vice President             Vice President
Wacker Drive Chicago, IL   and Assistant Secretary    and Assistant Secretary
60606

Thomas C. Muntz 333 West   Vice President             None
Wacker Drive Chicago, IL
60606

Paul C. Williams 333 West  Vice President             None
Wacker Drive Chicago, IL
60606


Name and                   Positions and              Positions and
Principal Business Address Offices with Underwriter   Offices with Registrant
--------------------------------------------------------------------------------
Allen J. Williamson 333    Group President            None
West Wacker
Drive Chicago, IL 60606

Margaret E. Wilson 333     Senior Vice President      None
West Wacker                and Corporate Controller
Drive Chicago, IL 60606

Gifford R. Zimmerman 333   Managing Director          Vice President
West Wacker                and Assistant Secretary    and Secretary
Drive Chicago, IL 60606


   (c) Not applicable.

Item 28: Location of Accounts and Records
   Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

   The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.

   Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all the required records in their capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services
   Not applicable.

Item 30: Undertakings
   Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to Registration Statement No. 333-14725 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of August, 2002.


                                        NUVEEN MUNICIPAL TRUST

                                             /S/  GIFFORD R. ZIMMERMAN
                                             -----------------------------
                                             Gifford R. Zimmerman, Vice
                                             President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                  Title                             Date
       ---------                  -----                             ----
  /S/  STEPHEN D. FOY   Vice President and                     August 28, 2002
-------------------       Controller (Principal
    STEPHEN D. FOY        Financial and
                          Accounting Officer)

Timothy R. Schwertfeger Chairman of the Board and )
                          Trustee (Principal      )
                          Executive Officer)      )
                                                  )
                                                  )
                                                  )
   Robert P. Bremner    Trustee                   )
                                                  )
   Lawrence H. Brown    Trustee                   )       /S/  GIFFORD R. ZIMMERMAN
                                                  )   By: -------------------------
                                                  )
 Anne E. Impellizzeri   Trustee                   )         GIFFORD R. ZIMMERMAN
                                                  )           Attorney-in-Fact
                                                  )            August 28, 2002
                                                  )
    Peter R. Sawers     Trustee                   )
                                                  )
 William J. Schneider   Trustee                   )
                                                  )
  Judith M. Stockdale   Trustee                   )



An original power of attorney authorizing, among others, Gifford R. Zimmerman and Jessica R. Droeger to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


                                                                                        Sequentially
Exhibit                                                                                   Numbered
Number                                       Exhibit                                        Page
------                                       -------                                    ------------

  a.6     Amended Establishment and Designation of Classes, dated November 2,
          2000.

  d.2     Renewal of Investment Management Agreement dated June 5, 2001.

  d.3     Renewal of Investment Management Agreement dated April 28, 2002.

  e.1     Renewal of Distribution Agreement dated July 31, 2002.

   i.     Opinion of Morgan, Lewis & Bockius LLP.

   j.     Consent of PricewaterhouseCoopers LLP, Independent Accountants.

   99(b). Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.

   99(c)  Code of Ethics and Reporting Requirements